UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05430

SSGA FUNDS

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:
Joshua A. Weinberg, Esq. Managing Director and Managing Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 664-7037

Date of fiscal year end: August 31

Date of reporting period: August 31, 2018

Item 1. Reports to Stockholders.

Annual Report
August 31, 2018
SSGA Funds
State Street S&P 500 Index Fund (formerly, SSGA S&P 500 Index Fund)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

State Street S&P 500 Index Fund
Management's Discussion of Fund Performance (Unaudited)
The State Street S&P 500 Index Fund (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s® 500 Index (the “Index”). The Fund seeks to achieve its investment objective by investing substantially all of its assets in the State Street Equity 500 Index Portfolio (the “Portfolio”), which has the same investment objective as, and investment policies and strategies that are substantially identical to those of, the Fund. As a result, this Fund invests indirectly through the Portfolio.
For the 12-month period ended August 31, 2018 (the “Reporting Period”), the total return for the Fund was 19.41%, and the Index was 19.66%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, managing cash inflows to and outflows from the Fund, and small security misweights contributed to the difference between the Fund’s performance and that of the Index.
The Fund posted positive returns in all but two calendar months during the Reporting Period. The start of the Reporting Period gained strength in early October 2017 with a notable increase U.S. interest rates. The Index hit its 51st all-time closing high on November 3rd. December kept pace and the fourth calendar quarter of 2017 had three months of solid returns for the Index; it finished up 6.6% for the three month period.
Global equity markets opened the first month of 2018 with an acceleration of positive momentum following up on what was the strongest year for global equity markets since 2009. A selection of sentiment indicators released in January also indicated considerable optimism among retail investors that market gains could continue. With U.S. equities in particular showing increased sensitivity to rising Treasury yields, the potential for economic data, particularly inflation data to disrupt markets seemed particularly acute. A stress test for that premise came early in the month with the release of the January non-farm payrolls report on February 2nd where average hourly earnings rose by 2.9% on a year-over-year basis, the highest reading since the beginning of the economic recovery. The release prompted a swift reassessment of government bond yields and a 2.1% selloff in the S&P 500 for the day, a decline larger than any seen the whole of 2017. This selloff commenced on February 5th, taking the S&P 500 to a loss of 4.1% on the day, the largest daily decline since 2011. February was the first negative return of the Reporting Period, posting –3.69%; March followed suit with a return of –2.54%.
After the two month drop in performance, April took a tentative step forward. The Fund managed to post modest gains each month of the second calendar quarter, even as increasing tensions around a possible global trade war contributed to a two week selloff in U.S. shares to close the quarter. Despite the noise around trade tensions, earnings growth expectations for the Index continued to advance through the end of the Reporting Period.
All eleven sectors of the Index posted positive returns for the Reporting Period, with Information Technology, Consumer Discretionary and Energy sectors all gaining over 20% to drive the relatively strong return.
On an individual security level, the top positive contributors to the Fund’s performance during the Reporting Period were: Amazon.com, Apple Inc, and Microsoft Corporation. The top negative contributors to the Fund’s performance during the Reporting Period were: General Electric Company, Philip Morris International Inc, and Celgene Corporation.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements and statements of the affiliated Portfolio.
1

State Street S&P 500 Index Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Past performance is not a guarantee of future results.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Line graph is based on cumulative total return.
Average Annual Total Returns as of August 31, 2018

	Total Return One Year Ended August 31, 2018	Average Annual Total Return Five Years Ended August 31, 2018	Average Annual Total Return Ten Years Ended August 31, 2018
State Street S&P 500 Index Fund	19.41%	14.33%	10.71%
Standard & Poor’s® 500 Index(1)	19.66%	14.52%	10.86%

(1)	The Standard & Poor’s® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor’s Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The gross expense ratio for the State Street S&P 500 Index Fund as stated in the Fees and Expenses table of the most recent prospectus is 0.20%.
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500” and “500” are trademarks of Standard & Poor’s Corporation and have been licensed for use by the SSGA Funds. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor’s, and Standard & Poor’s makes no representation regarding the advisability of investing in the Product.
Performance data reflects an expense limitation currently in effect, without which returns would have been lower.
See accompanying notes to financial statements and statements of the affiliated Portfolio.
2

State Street S&P 500 Index Fund
Portfolio Statistics (Unaudited)
Portfolio Composition as of August 31, 2018

% of Master Portfolio Net Assets
Common Stocks
Information Technology	26.1%
Health Care	14.3
Financials	13.5
Consumer Discretionary	12.7
Industrials	9.4
Consumer Staples	6.6
Energy	5.8
Utilities	2.8
Real Estate	2.7
Materials	2.4
Telecommunication Services	1.9
Short-Term Investments	1.6
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
See accompanying notes to financial statements and statements of the affiliated Portfolio.
3

State Street S&P 500 Index Fund
Statement of Assets and Liabilities — August 31, 2018

ASSETS
Investment in corresponding affiliated Portfolio, at value	$1,608,102,360
Receivable for fund shares sold	676,881
Prepaid expenses and other assets	19,632
TOTAL ASSETS	1,608,798,873
LIABILITIES
Due to custodian	42,682
Payable for fund shares repurchased	1,545,336
Custodian fees payable	6,940
Administration fees payable	70,696
Shareholder servicing fee payable	32,387
Distribution fees payable	49,930
Trustees’ fees and expenses payable	260
Transfer agent fees payable	34,003
Registration and filing fees payable	1,134
Professional fees payable	30,024
Printing and postage fees payable	37,087
Accrued expenses and other liabilities	910
TOTAL LIABILITIES	1,851,389
NET ASSETS	$1,606,947,484
NET ASSETS CONSIST OF:
Paid-in Capital	$ 580,158,680
Undistributed (distribution in excess of) net investment income (loss)	4,191,070
Accumulated net realized gain (loss) on investments and future contracts allocated from affiliated Portfolio	78,290,496
Net unrealized appreciation (depreciation) allocated from affiliated Portfolio on:
Investments	943,112,200
Futures contracts	1,195,038
NET ASSETS	$1,606,947,484
NET ASSET VALUE PER SHARE
Net asset value per share	$ 40.79
Shares outstanding (unlimited amount authorized, $0.01 par value)	39,397,024
See accompanying notes to financial statements and statements of the affiliated Portfolio.
4

State Street S&P 500 Index Fund
Statement of Operations — For the Year Ended August 31, 2018

INCOME AND EXPENSES ALLOCATED FROM AFFILIATED PORTFOLIO
Interest income allocated from affiliated Portfolio	$ 6,263
Dividend income allocated from affiliated Portfolio	30,419,709
Unaffiliated securities lending income allocated from affiliated Portfolio	42,277
Affiliated securities lending income allocated from affiliated Portfolio	119
Expenses allocated from affiliated Portfolio	(832,852)
Foreign taxes withheld allocated from affiliated Portfolio	(124,096)
TOTAL INVESTMENT INCOME (LOSS) ALLOCATED FROM AFFILIATED PORTFOLIO	29,511,420
EXPENSES
Administration fees	798,713
Shareholder servicing fees	383,382
Distribution fees	591,048
Custodian fees	102,966
Trustees’ fees and expenses	18,000
Transfer agent fees	206,047
Registration and filing fees	46,314
Professional fees and expenses	155,552
Insurance expense	16,385
Miscellaneous expenses	9,118
TOTAL EXPENSES	2,327,525
Expenses waived/reimbursed by the Adviser	(653,126)
NET EXPENSES	1,674,399
NET INVESTMENT INCOME (LOSS)	27,837,021
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) allocated from affiliated Portfolio on:
Investments	157,265,280
Futures contracts	3,858,669
Net realized gain (loss) allocated from affiliated Portfolio	161,123,949
Net change in unrealized appreciation/depreciation allocated from affiliated Portfolio on:
Investments	95,975,883
Futures contracts	693,352
Net change in unrealized appreciation/depreciation allocated from affiliated Portfolio	96,669,235
NET REALIZED AND UNREALIZED GAIN (LOSS)	257,793,184
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$285,630,205
See accompanying notes to financial statements and statements of the affiliated Portfolio.
5

State Street S&P 500 Index Fund
Statements of Changes in Net Assets

	Year Ended 8/31/18	Year Ended 8/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 27,837,021	$ 29,294,387
Net realized gain (loss)	161,123,949	88,523,543
Net change in unrealized appreciation/depreciation	96,669,235	109,465,074
Net increase (decrease) in net assets resulting from operations	285,630,205	227,283,004
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(32,192,321)	(28,594,164)
Net realized gains	(51,589,619)	(102,985,326)
Total distributions to shareholders	(83,781,940)	(131,579,490)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	279,733,529	272,460,669
Reinvestment of distributions	82,133,475	129,216,041
Cost of shares redeemed	(528,641,085)	(444,454,856)
Net increase (decrease) in net assets from beneficial interest transactions	(166,774,081)	(42,778,146)
Net increase (decrease) in net assets during the period	35,074,184	52,925,368
Net assets at beginning of period	1,571,873,300	1,518,947,932
NET ASSETS AT END OF PERIOD	$1,606,947,484	$1,571,873,300
Undistributed (distribution in excess of) net investment income (loss)	$ 4,191,070	$ 8,853,843
SHARES OF BENEFICIAL INTEREST:
Shares sold	7,313,645	7,971,017
Reinvestment of distributions	2,199,312	3,889,147
Shares redeemed	(13,796,061)	(13,048,670)
Net increase (decrease)	(4,283,104)	(1,188,506)
See accompanying notes to financial statements and statements of the affiliated Portfolio.
6

State Street S&P 500 Index Fund
Financial Highlights
Selected data for a share outstanding throughout each period

	Year Ended 8/31/18(a)	Year Ended 8/31/17(a)	Year Ended 8/31/16(a)	Year Ended 8/31/15(a)	Year Ended 8/31/14(a)(b)
Net asset value, beginning of period	$ 35.99	$ 33.85	$ 31.40	$ 32.23	$ 26.57
Income (loss) from investment operations:
Net investment income (loss) (c)	0.66(d)(e)	0.66(d)(e)	0.66(d)(e)	0.61(d)	0.56
Net realized and unrealized gain (loss)	6.12	4.47	3.10	(0.46)	5.96
Total from investment operations	6.78	5.13	3.76	0.15	6.52
Distributions to shareholders from:
Net investment income	(0.78)	(0.64)	(0.65)	(0.60)	(0.54)
Net realized gains	(1.20)	(2.35)	(0.66)	(0.38)	(0.32)
Total distributions	(1.98)	(2.99)	(1.31)	(0.98)	(0.86)
Net asset value, end of period	$ 40.79	$ 35.99	$ 33.85	$ 31.40	$ 32.23
Total return (f)	19.41%	16.06%	12.38%	0.36%	24.98%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,606,947	$1,571,873	$1,518,948	$1,532,049	$1,508,573
Ratios to average net assets:
Total expenses	0.20%	0.20%	0.20%	0.16%	0.15%
Net expenses	0.16%(d)(e)	0.16%(d)(e)	0.15%(d)(e)	0.16%(d)	0.15%
Net investment income (loss)	1.74%(d)(e)	1.91%(d)(e)	2.03%(d)(e)	1.88%(d)	1.88%
Portfolio turnover rate (g)	2%	3%	6%	2%	2%

(a)	The per share amounts and percentages include the Fund’s proportionate share of income and expenses of the affiliated Portfolio.
(b)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(c)	Average daily shares outstanding were used for this calculation.
(d)	Reflects amounts waived by the administrator.
(e)	Reflects amounts waived and/or reimbursed by the investment adviser.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	Portfolio turnover rate is from the affiliated Portfolio.
See accompanying notes to financial statements and statements of the affiliated Portfolio.
7

SSGA Funds
STATE STREET S&P 500 INDEX FUND
Notes to Financial Statements — August 31, 2018

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of August 31, 2018, the Trust consists of four (4) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (the “Fund”):
Fund	Classes	Commencement of Operations:	Diversification Classification:
State Street S&P 500 Index Fund (formerly, SSGA S&P 500 Index Fund)	Class N	December 30, 1992	Diversified
The Fund is part of a master-feeder structure and invests substantially all of its assets in the State Street Equity 500 Index Portfolio (the “Portfolio”), a separate series of the State Street Master Funds. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in net assets of the Portfolio (99.99% at August 31, 2018). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including its Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Fund records its investment in the Portfolio at fair value (net asset value) each business day. The valuation policy of the Portfolio is discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
The Portfolio’s investments are valued at fair value each day that the New York Stock Exchange ("NYSE") is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments. The summary of the inputs used for the Portfolio, as of August 31, 2018, in valuing the Portfolio’s securities carried at fair value are discussed in Note 2 of the Portfolio’s Notes to Financial Statements, which are attached to this report.
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses from security transactions consist of the Fund’s pro-rata share of its Portfolio’s realized gains and losses. Net investment income consists of the Fund’s pro-rata share of the net investment income of its Portfolio less expenses of the Fund.
8

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2018

Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and relative net assets of the Fund within the Trust.
The Fund is allocated a pro-rata share of the expense of its Portfolio.
Distributions
Distributions from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Fees and Transactions with Affiliates
Advisory Fee
The Fund pays no advisory fee directly to SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), for so long as assets of the Fund are invested in the Portfolio. The Portfolio has entered into an Investment Advisory Agreement with SSGA FM. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly-owned subsidiary of State Street Corporation. As compensation for the Adviser’s services to the Portfolio as investment adviser and State Street’s services to the Portfolio as sub-administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal and audit expenses), the Portfolio is obligated to pay a fee for the services in the amount of 0.045% of average daily net assets on an annual basis, accrued daily and paid monthly.
The Adviser is contractually obligated until December 31, 2018 to waive up to the full amount of advisory fee payable by the Fund and/or reimburse the Fund to the extent that total annual Fund operating expenses exceed 0.157% of average daily net assets on an annual basis. This waiver and/or reimbursement may not be terminated prior to December 31, 2018 except with the approval of the Fund’s Board. During the year ended August 31, 2018, SSGA FM agreed to reimburse fees of $493,383.
Administrator, Sub-Administrator, and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator to the Fund. For its administrative services, the Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board. For the year ended August 31, 2018, SSGA FM waived fees in the amount of $159,743. For its services as custodian, the Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”), an affiliate of the Adviser, serves as the distributor of the Trust.
The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which the Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class N shares and for services provided to shareholders in that class (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of the Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Fund may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
9

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2018

Additionally, the Board approved a limit of 0.062% of average daily net assets on the amount of Rule 12b-1 fees paid to the Distributor.
Due to Custodian
In certain circumstances, the Fund may have cash overdraft with the custodian. The Due to custodian amount on the Statement of Assets and Liabilities, if any, reflects cash overdrawn with State Street as custodian who is an affiliate of the Fund. As of August 31, 2018, the Fund has a cash overdraft related to expense payments.
4.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Fund. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
5.    Income Tax Information
The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for corporate actions, nontaxable dividend adjustments to income, futures contracts, and wash sale loss deferrals. In addition, the Fund has claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”,) a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). The Act does not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Funds that invest in such REITs will not.
The tax character of distributions paid during the year ended August 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street S&P 500 Index Fund	$34,276,794	$49,505,146	$83,781,940
The tax character of distributions paid during the year ended August 31, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street S&P 500 Index Fund	$ 29,924,305	$ 101,655,185	$ 131,579,490
10

SSGA Funds
STATE STREET S&P 500 INDEX FUND  (continued)
Notes to Financial Statements — August 31, 2018

At August 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street S&P 500 Index Fund	$6,344,535	$—	$130,019,929	$890,424,340	$—	$1,026,788,804
As of August 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street S&P 500 Index Fund	$717,678,020	$890,424,340	$—	$890,424,340
6.    Risks
Market and Credit Risk
In the normal course of business, the Fund trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
7.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.
Effective October 12, 2018, the name of the SSGA S&P 500 Index Fund was changed to the State Street S&P 500 Index Fund.
11

STATE STREET S&P 500 INDEX FUND
Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street S&P 500 Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street S&P 500 Index Fund (formerly SSGA S&P 500 Index Fund) (the “Fund”) (one of the funds constituting SSGA Funds (the “Trust”)), as of August 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting SSGA Funds) at August 31, 2018, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for periods ended prior to September 1, 2014 were audited by another independent registered public accounting firm whose report, dated October 30, 2014, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
October 17, 2018
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Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 1, 2018 to August 31, 2018.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street S&P 500 Index Fund (b)	0.16%	$1,078.50	$0.84	$1,024.40	$0.82

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
(b)	Because the Fund invest all of its assets in the Portfolio, the expense example reflects the net expenses of both the Fund and the Portfolio in which it invests.
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Other Information — August 31, 2018 (Unaudited)  (continued)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended August 31, 2018.
Dividends Received Deduction
The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Fund during the fiscal year ended August 31, 2018 is considered qualified dividend income and is eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. The Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
The Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Capital Gain Dividend
The Fund hereby designate as a capital gain dividend the amount reflected below, or if subsequently determined to be different, the net capital gain of such fiscal period.
Long term capital gains dividends were paid from the following Fund during the year ended August 31, 2018:
Amount
State Street S&P 500 Index Fund	$71,586,368
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Other Information — August 31, 2018 (Unaudited)  (continued)

Proxy Voting Policies and Procedures and Record
A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the SEC’s website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Fund’s website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENT1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the SSGA Funds (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to the SSGA S&P 500 Index Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
1 Over the course of many years overseeing the Fund and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
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Other Information — August 31, 2018 (Unaudited)  (continued)

Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of the Adviser that provide services to the Fund (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Fund.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Fund;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Fund;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
Other Relevant Information
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State Street S&P 500 Index Fund
Other Information — August 31, 2018 (Unaudited)  (continued)

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Fund, as applicable, and the role of the Adviser in managing the Fund’s relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, securities lending agent, and shareholder servicer for the Fund, with respect to its operations relating to the Fund; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
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State Street S&P 500 Index Fund
Other Information — August 31, 2018 (Unaudited)  (continued)

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including operational, enterprise, regulatory, litigation and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring the Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.
Fund Performance
The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:
SSGA S&P 500 Index Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and above its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund is an index fund whose investment objective involves providing investment results that, before fees and expenses, correspond generally to the total return performance of its benchmark index. In this regard, the Board considered information regarding the Fund’s tracking difference and was satisfied with the Fund’s performance in tracking its benchmark index.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory by comparison to the performance of its Performance Group, Performance Universe or Lipper Index.
Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, net of waivers. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of the Fund to limit the total expenses borne by shareholders of the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:
SSGA S&P 500 Index Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
18

State Street S&P 500 Index Fund
Other Information — August 31, 2018 (Unaudited)  (continued)

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Fund’s investments.
The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.
Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
19

State Street S&P 500 Index Fund
Other Information — August 31, 2018 (Unaudited)  (continued)

TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	54	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1988	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	60	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1988	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	60	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1988	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	60	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	60	Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009).
20

State Street S&P 500 Index Fund
Other Information — August 31, 2018 (Unaudited)  (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1991	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	54	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 -1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	60	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	60	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Elected: 1/14	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	196	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
21

State Street S&P 500 Index Fund
Other Information — August 31, 2018 (Unaudited)  (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016); Senior Vice President at Citigroup (2008 - 2010); and Vice President at JPMorgan (2005 - 2008).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
22

State Street S&P 500 Index Fund
Other Information — August 31, 2018 (Unaudited)  (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request and by calling 1-800-997-7327.
23

State Street S&P 500 Index Fund (formerly, SSGA S&P 500 Index Fund)
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
DST Asset Manager Solutions Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

August 31, 2018
State Street Master Funds
State Street Equity 500 Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and Shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

TABLE OF CONTENTS (Unaudited)
Portfolio Statistics (Unaudited)	1
Schedule of Investments (Unaudited)	2
Notes to Schedule of Investments (Unaudited)	9
Statement of Assets and Liabilities (Unaudited)	12
The information contained in this report is intended for the general information of shareholders of the Portfolio and Shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

[This Page Intentionally Left Blank]

State Street Equity 500 Index Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of August 31, 2018

% of Net Assets
Common Stocks	98.2%
Short-Term Investments	1.6
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of August 31, 2018

Description	% of Net Assets
Information Technology	26.1%
Health Care	14.3
Financials	13.5
Consumer Discretionary	12.7
Industrials	9.4
TOTAL	76.0%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to schedule of investments.
1

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
August 31, 2018 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.2%
CONSUMER DISCRETIONARY — 12.7%
Advance Auto Parts, Inc.	4,300	$ 705,329
Amazon.com, Inc. (a)	25,802	51,931,943
Aptiv PLC	16,181	1,424,090
AutoZone, Inc. (a)	1,588	1,217,805
Best Buy Co., Inc.	16,013	1,273,994
Booking Holdings, Inc. (a)	3,108	6,065,417
BorgWarner, Inc.	13,223	578,771
CarMax, Inc. (a)(b)	11,997	936,366
Carnival Corp.	27,049	1,663,243
CBS Corp. Class B	23,118	1,225,716
Charter Communications, Inc. Class A (a)	11,800	3,662,720
Chipotle Mexican Grill, Inc. (a)	1,614	766,941
Comcast Corp. Class A	292,730	10,828,083
D.R. Horton, Inc.	22,479	1,000,540
Darden Restaurants, Inc.	8,117	941,897
Discovery, Inc. Class A (a)	9,497	264,302
Discovery, Inc. Class C (a)	20,660	529,722
DISH Network Corp. Class A (a)	15,100	533,785
Dollar General Corp.	16,287	1,754,599
Dollar Tree, Inc. (a)	15,782	1,270,609
Expedia Group, Inc.	7,923	1,033,951
Foot Locker, Inc.	8,000	394,400
Ford Motor Co.	251,860	2,387,633
Gap, Inc.	15,364	466,297
Garmin, Ltd.	6,260	426,556
General Motors Co.	81,477	2,937,246
Genuine Parts Co.	9,220	920,617
Goodyear Tire & Rubber Co.	14,413	327,031
H&R Block, Inc. (b)	12,851	347,748
Hanesbrands, Inc. (b)	23,400	410,436
Harley-Davidson, Inc.	10,385	442,609
Hasbro, Inc.	7,628	757,537
Hilton Worldwide Holdings, Inc.	18,700	1,451,494
Home Depot, Inc.	73,710	14,798,757
Interpublic Group of Cos., Inc.	23,128	540,039
Kohl's Corp.	11,188	885,083
L Brands, Inc.	15,246	402,952
Leggett & Platt, Inc. (b)	9,844	447,311
Lennar Corp. Class A	18,125	936,519
LKQ Corp. (a)	20,800	718,016
Lowe's Cos., Inc.	52,812	5,743,305
Macy's, Inc.	17,961	656,475
Marriott International, Inc. Class A	19,052	2,409,506
Mattel, Inc.	17,143	264,516
McDonald's Corp.	50,615	8,211,271
MGM Resorts International	31,800	921,882
Michael Kors Holdings, Ltd. (a)	8,886	645,301
Mohawk Industries, Inc. (a)	4,169	798,739
Netflix, Inc. (a)	28,096	10,330,337
Newell Brands, Inc. (b)	30,750	667,890
News Corp. Class A	28,814	376,599
Security Description	Shares	Value
News Corp. Class B	7,500	$ 102,000
NIKE, Inc. Class B	82,502	6,781,664
Nordstrom, Inc. (b)	7,756	487,465
Norwegian Cruise Line Holdings, Ltd. (a)	12,900	691,569
Omnicom Group, Inc.	14,950	1,036,334
O'Reilly Automotive, Inc. (a)	5,220	1,750,892
PulteGroup, Inc.	16,443	459,582
PVH Corp.	4,751	680,153
Ralph Lauren Corp.	3,436	456,335
Ross Stores, Inc.	25,044	2,398,714
Royal Caribbean Cruises, Ltd.	11,300	1,385,154
Starbucks Corp.	88,392	4,724,552
Tapestry, Inc.	19,000	963,110
Target Corp.	33,744	2,952,600
Tiffany & Co.	6,581	807,160
TJX Cos., Inc.	40,275	4,429,042
Tractor Supply Co.	8,274	730,429
TripAdvisor, Inc. (a)	7,215	391,847
Twenty-First Century Fox, Inc. Class A	67,809	3,078,529
Twenty-First Century Fox, Inc. Class B	28,600	1,284,140
Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,600	936,000
Under Armour, Inc. Class A (a)(b)	14,376	293,989
Under Armour, Inc. Class C (a)(b)	14,478	274,648
VF Corp.	20,128	1,854,393
Viacom, Inc. Class B	24,341	712,704
Walt Disney Co.	96,093	10,764,338
Whirlpool Corp.	4,559	569,784
Wynn Resorts, Ltd.	5,359	794,954
Yum! Brands, Inc.	19,790	1,719,553
		204,145,559
CONSUMER STAPLES — 6.6%
Altria Group, Inc.	121,970	7,137,684
Archer-Daniels-Midland Co.	35,692	1,798,877
British American Tobacco PLC ADR	1	48
Brown-Forman Corp. Class B	17,327	904,816
Campbell Soup Co. (b)	12,083	476,674
Church & Dwight Co., Inc.	16,200	916,596
Clorox Co.	8,179	1,185,791
Coca-Cola Co.	244,222	10,884,975
Colgate-Palmolive Co.	55,679	3,697,642
Conagra Brands, Inc.	26,151	961,049
Constellation Brands, Inc. Class A	10,576	2,201,923
Costco Wholesale Corp.	28,234	6,582,192
Coty, Inc. Class A (b)	28,940	357,698
Estee Lauder Cos., Inc. Class A	14,363	2,012,544
General Mills, Inc.	37,022	1,703,382
Hershey Co.	8,615	865,980
Hormel Foods Corp. (b)	15,998	626,322
J.M. Smucker Co.	7,355	760,360

See accompanying notes to schedule of investments.
2

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
August 31, 2018 (Unaudited)

Security Description	Shares	Value
Kellogg Co. (b)	15,907	$ 1,141,964
Kimberly-Clark Corp.	22,373	2,584,976
Kraft Heinz Co.	38,351	2,234,713
Kroger Co.	51,310	1,616,265
McCormick & Co., Inc.	8,061	1,006,658
Molson Coors Brewing Co. Class B	11,409	761,437
Mondelez International, Inc. Class A	94,294	4,028,240
Monster Beverage Corp. (a)	27,287	1,661,506
PepsiCo, Inc.	91,638	10,264,372
Philip Morris International, Inc.	100,287	7,811,355
Procter & Gamble Co.	160,513	13,314,553
Sysco Corp.	30,735	2,299,593
Tyson Foods, Inc. Class A	19,191	1,205,387
Walmart, Inc.	93,399	8,953,228
Walgreens Boots Alliance, Inc.	54,813	3,757,979
		105,716,779
ENERGY — 5.8%
Anadarko Petroleum Corp.	32,944	2,121,594
Andeavor	9,349	1,428,434
Apache Corp.	24,970	1,094,435
Baker Hughes a GE Co.	28,094	926,259
Cabot Oil & Gas Corp.	30,622	729,722
Chevron Corp.	122,034	14,456,148
Cimarex Energy Co.	6,042	510,428
Concho Resources, Inc. (a)	12,300	1,686,945
ConocoPhillips	75,103	5,514,813
Devon Energy Corp.	34,550	1,483,231
EOG Resources, Inc.	37,063	4,381,958
EQT Corp.	16,243	828,718
Exxon Mobil Corp.	270,972	21,723,825
Halliburton Co.	56,167	2,240,502
Helmerich & Payne, Inc.	7,974	522,855
Hess Corp.	16,544	1,114,073
HollyFrontier Corp.	10,400	775,008
Kinder Morgan, Inc.	117,476	2,079,325
Marathon Oil Corp.	55,089	1,184,964
Marathon Petroleum Corp.	29,002	2,386,575
National Oilwell Varco, Inc.	24,341	1,145,731
Newfield Exploration Co. (a)	12,385	337,863
Noble Energy, Inc.	32,895	977,639
Occidental Petroleum Corp.	49,235	3,932,399
ONEOK, Inc.	26,304	1,733,697
Phillips 66	27,392	3,246,226
Pioneer Natural Resources Co.	10,924	1,908,423
Schlumberger, Ltd.	89,093	5,627,114
TechnipFMC PLC	29,109	891,609
Valero Energy Corp.	27,686	3,263,626
Williams Cos., Inc.	76,410	2,260,972
		92,515,111
FINANCIALS — 13.5%
Affiliated Managers Group, Inc.	3,376	493,200
Aflac, Inc.	49,574	2,292,302
Allstate Corp.	22,467	2,259,506
American Express Co.	45,752	4,848,797
Security Description	Shares	Value
American International Group, Inc.	57,032	$ 3,032,391
Ameriprise Financial, Inc.	9,463	1,343,367
Aon PLC	15,682	2,282,672
Arthur J Gallagher & Co.	12,000	865,680
Assurant, Inc.	3,946	405,728
Bank of America Corp.	603,066	18,652,831
Bank of New York Mellon Corp.	64,491	3,363,206
BB&T Corp.	50,039	2,585,015
Berkshire Hathaway, Inc. Class B (a)	123,219	25,718,270
BlackRock, Inc.	7,918	3,793,197
Brighthouse Financial, Inc. (a)	7,075	293,683
Capital One Financial Corp.	31,268	3,098,346
Cboe Global Markets, Inc.	7,500	756,000
Charles Schwab Corp.	77,189	3,920,429
Chubb, Ltd.	29,941	4,049,221
Cincinnati Financial Corp.	9,205	705,747
Citigroup, Inc.	162,693	11,590,249
Citizens Financial Group, Inc.	32,400	1,333,584
CME Group, Inc.	21,892	3,825,189
Comerica, Inc.	11,017	1,073,937
Discover Financial Services	22,277	1,740,279
E*TRADE Financial Corp. (a)	16,989	999,972
Everest Re Group, Ltd.	2,700	602,154
Fifth Third Bancorp	46,254	1,361,255
Franklin Resources, Inc.	22,151	703,073
Goldman Sachs Group, Inc.	22,588	5,371,652
Hartford Financial Services Group, Inc.	22,230	1,119,725
Huntington Bancshares, Inc.	70,265	1,138,996
Intercontinental Exchange, Inc.	37,525	2,860,531
Invesco, Ltd.	28,289	681,765
Jefferies Financial Group, Inc.	17,509	406,559
JPMorgan Chase & Co.	217,972	24,975,232
KeyCorp	64,479	1,358,572
Lincoln National Corp.	14,310	938,450
Loews Corp.	16,912	850,843
M&T Bank Corp.	9,234	1,635,803
Marsh & McLennan Cos., Inc.	32,534	2,753,352
MetLife, Inc.	64,526	2,961,098
Moody's Corp.	11,034	1,964,273
Morgan Stanley	87,255	4,260,662
MSCI, Inc.	6,000	1,081,560
Nasdaq, Inc.	6,925	660,922
Northern Trust Corp.	13,310	1,430,293
People's United Financial, Inc.	22,434	415,253
PNC Financial Services Group, Inc.	29,642	4,254,813
Principal Financial Group, Inc.	15,726	867,918
Progressive Corp.	37,852	2,556,146
Prudential Financial, Inc.	26,937	2,646,560
Raymond James Financial, Inc.	7,800	725,712
Regions Financial Corp.	68,043	1,324,117
S&P Global, Inc.	15,998	3,312,386
State Street Corp. (c)	24,147	2,098,616
SunTrust Banks, Inc.	29,782	2,190,764
SVB Financial Group (a)	3,500	1,129,625

See accompanying notes to schedule of investments.
3

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
August 31, 2018 (Unaudited)

Security Description	Shares	Value
Synchrony Financial	47,471	$ 1,503,407
T Rowe Price Group, Inc.	15,120	1,752,257
Torchmark Corp.	6,384	561,281
Travelers Cos., Inc.	17,298	2,276,417
Unum Group	14,124	520,893
US Bancorp	100,130	5,418,034
Wells Fargo & Co.	282,646	16,529,138
Willis Towers Watson PLC	8,379	1,233,975
XL Group, Ltd.	15,420	884,954
Zions Bancorp	12,058	642,571
		217,284,405
HEALTH CARE — 14.3%
Abbott Laboratories	112,849	7,542,827
AbbVie, Inc.	97,863	9,392,891
ABIOMED, Inc. (a)	2,800	1,138,424
Aetna, Inc.	21,015	4,208,674
Agilent Technologies, Inc.	20,275	1,369,374
Alexion Pharmaceuticals, Inc. (a)	14,427	1,763,556
Align Technology, Inc. (a)	4,500	1,739,205
Allergan PLC	21,626	4,145,920
AmerisourceBergen Corp.	10,552	949,363
Amgen, Inc.	42,991	8,590,032
Anthem, Inc.	16,419	4,346,602
Baxter International, Inc.	31,070	2,310,676
Becton Dickinson and Co.	17,177	4,498,141
Biogen, Inc. (a)	13,447	4,753,380
Boston Scientific Corp. (a)	87,477	3,110,682
Bristol-Myers Squibb Co.	105,112	6,364,532
Cardinal Health, Inc.	20,924	1,092,024
Celgene Corp. (a)	45,065	4,256,389
Centene Corp. (a)	13,100	1,918,888
Cerner Corp. (a)	20,963	1,364,901
Cigna Corp.	15,611	2,940,176
Cooper Cos., Inc.	3,300	844,074
CVS Health Corp.	65,327	4,915,203
Danaher Corp.	39,478	4,087,552
DaVita, Inc. (a)	9,072	628,599
DENTSPLY SIRONA, Inc.	14,366	573,491
Edwards Lifesciences Corp. (a)	13,490	1,945,798
Eli Lilly & Co.	61,457	6,492,932
Envision Healthcare Corp. (a)	9,118	413,592
Express Scripts Holding Co. (a)	36,047	3,172,857
Gilead Sciences, Inc.	83,646	6,334,512
HCA Healthcare, Inc.	17,300	2,320,103
Henry Schein, Inc. (a)(b)	9,700	753,496
Hologic, Inc. (a)	17,600	699,776
Humana, Inc.	8,817	2,938,353
IDEXX Laboratories, Inc. (a)	5,400	1,371,816
Illumina, Inc. (a)	9,300	3,299,919
Incyte Corp. (a)	11,900	879,529
Intuitive Surgical, Inc. (a)	7,256	4,063,360
IQVIA Holdings, Inc. (a)	10,000	1,270,900
Johnson & Johnson	171,641	23,118,326
Laboratory Corp. of America Holdings (a)	6,447	1,114,493
McKesson Corp.	13,431	1,729,241
Medtronic PLC	87,304	8,416,979
Security Description	Shares	Value
Merck & Co., Inc.	171,598	$ 11,769,907
Mettler-Toledo International, Inc. (a)	1,600	935,136
Mylan NV (a)	34,707	1,358,085
Nektar Therapeutics (a)	10,700	711,443
PerkinElmer, Inc.	7,032	649,968
Perrigo Co. PLC (b)	8,714	666,708
Pfizer, Inc.	373,748	15,518,017
Quest Diagnostics, Inc.	8,458	930,211
Regeneron Pharmaceuticals, Inc. (a)	4,758	1,935,316
ResMed, Inc.	9,500	1,058,395
Stryker Corp.	20,195	3,421,639
Thermo Fisher Scientific, Inc.	25,912	6,195,559
UnitedHealth Group, Inc.	61,922	16,623,580
Universal Health Services, Inc. Class B	5,300	689,848
Varian Medical Systems, Inc. (a)	6,031	675,593
Vertex Pharmaceuticals, Inc. (a)	16,348	3,014,571
Waters Corp. (a)	5,015	950,242
Zimmer Biomet Holdings, Inc.	13,427	1,659,980
Zoetis, Inc.	30,228	2,738,657
		230,684,413
INDUSTRIALS — 9.4%
3M Co.	38,243	8,066,214
Alaska Air Group, Inc.	6,700	452,183
Allegion PLC	5,437	474,215
American Airlines Group, Inc. (b)	28,100	1,137,488
AMETEK, Inc.	15,701	1,208,349
AO Smith Corp.	9,700	563,376
Arconic, Inc.	28,263	632,526
Boeing Co.	34,924	11,971,598
C.H. Robinson Worldwide, Inc.	9,582	920,639
Caterpillar, Inc.	38,355	5,325,592
Cintas Corp.	5,722	1,220,903
Copart, Inc. (a)	13,200	848,892
CSX Corp.	55,859	4,142,503
Cummins, Inc.	9,844	1,395,879
Deere & Co.	20,954	3,013,185
Delta Air Lines, Inc.	41,366	2,419,084
Dover Corp.	10,545	905,499
Eaton Corp. PLC	28,199	2,344,465
Emerson Electric Co.	40,469	3,105,186
Equifax, Inc.	7,595	1,017,502
Expeditors International of Washington, Inc.	11,844	867,928
Fastenal Co.	17,642	1,029,587
FedEx Corp.	15,750	3,842,212
Flowserve Corp.	9,555	498,007
Fluor Corp.	9,256	531,387
Fortive Corp.	19,739	1,657,681
Fortune Brands Home & Security, Inc.	10,100	535,098
General Dynamics Corp.	17,789	3,440,393
General Electric Co.	560,249	7,249,622
Harris Corp.	7,498	1,218,500
Honeywell International, Inc.	48,103	7,651,263

See accompanying notes to schedule of investments.
4

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
August 31, 2018 (Unaudited)

Security Description	Shares	Value
Huntington Ingalls Industries, Inc.	2,800	$ 684,516
IHS Markit, Ltd. (a)	23,400	1,287,000
Illinois Tool Works, Inc.	19,571	2,718,020
Ingersoll-Rand PLC	15,116	1,531,100
Jacobs Engineering Group, Inc.	7,057	512,973
JB Hunt Transport Services, Inc.	5,500	664,125
Johnson Controls International PLC	58,993	2,228,166
Kansas City Southern	7,004	812,184
L3 Technologies, Inc.	4,665	997,004
Lockheed Martin Corp.	15,890	5,091,315
Masco Corp.	21,639	821,633
Nielsen Holdings PLC	23,375	607,750
Norfolk Southern Corp.	18,168	3,158,325
Northrop Grumman Corp.	11,186	3,338,909
PACCAR, Inc.	21,435	1,466,583
Parker-Hannifin Corp.	8,414	1,477,498
Pentair PLC	11,791	512,673
Quanta Services, Inc. (a)	11,593	401,002
Raytheon Co.	18,436	3,676,876
Republic Services, Inc.	13,414	984,051
Robert Half International, Inc.	6,974	545,227
Rockwell Automation, Inc.	8,379	1,516,264
Rockwell Collins, Inc.	10,800	1,468,260
Roper Technologies, Inc.	6,835	2,039,359
Snap-on, Inc.	3,572	631,458
Southwest Airlines Co.	34,127	2,091,985
Stanley Black & Decker, Inc.	9,650	1,356,114
Stericycle, Inc. (a)	5,304	327,204
Textron, Inc.	17,106	1,180,827
TransDigm Group, Inc.	3,100	1,085,000
Union Pacific Corp.	49,938	7,521,662
United Continental Holdings, Inc. (a)	14,200	1,241,364
United Parcel Service, Inc. Class B	44,255	5,438,054
United Rentals, Inc. (a)	5,600	872,872
United Technologies Corp.	47,827	6,298,816
Verisk Analytics, Inc. (a)	10,300	1,226,627
W.W. Grainger, Inc.	3,212	1,137,273
Waste Management, Inc.	24,704	2,245,594
Xylem, Inc.	11,434	867,955
		151,750,574
INFORMATION TECHNOLOGY — 26.1%
Accenture PLC Class A	41,382	6,996,455
Activision Blizzard, Inc.	49,600	3,576,160
Adobe Systems, Inc. (a)	31,813	8,383,044
Advanced Micro Devices, Inc. (a)(b)	52,200	1,313,874
Akamai Technologies, Inc. (a)	10,234	768,983
Alliance Data Systems Corp.	2,904	692,836
Alphabet, Inc. Class A (a)	19,223	23,678,891
Alphabet, Inc. Class C (a)	19,545	23,809,524
Amphenol Corp. Class A	19,280	1,823,502
Analog Devices, Inc.	23,970	2,369,434
ANSYS, Inc. (a)	5,600	1,041,488
Security Description	Shares	Value
Apple, Inc.	315,264	$ 71,763,544
Applied Materials, Inc.	65,253	2,807,184
Arista Networks, Inc. (a)	3,100	926,838
Autodesk, Inc. (a)	14,270	2,202,575
Automatic Data Processing, Inc.	28,265	4,147,889
Broadcom, Inc.	25,835	5,658,640
Broadridge Financial Solutions, Inc.	7,000	945,980
CA, Inc.	19,459	852,304
Cadence Design Systems, Inc. (a)	16,600	780,864
Cars.com, Inc. (a)	1	27
Cisco Systems, Inc.	300,329	14,346,716
Citrix Systems, Inc. (a)	8,578	978,064
Cognizant Technology Solutions Corp. Class A	38,027	2,982,458
Corning, Inc.	53,050	1,777,706
DXC Technology Co.	18,191	1,657,018
eBay, Inc. (a)	59,258	2,050,919
Electronic Arts, Inc. (a)	20,121	2,281,923
F5 Networks, Inc. (a)	3,759	710,902
Facebook, Inc. Class A (a)	153,607	26,993,358
Fidelity National Information Services, Inc.	21,186	2,291,690
Fiserv, Inc. (a)	26,184	2,096,553
FleetCor Technologies, Inc. (a)	6,000	1,282,440
FLIR Systems, Inc.	8,239	516,915
Gartner, Inc. (a)(b)	6,000	898,560
Global Payments, Inc.	10,575	1,317,434
Hewlett Packard Enterprise Co.	97,563	1,612,716
HP, Inc.	102,163	2,518,318
Intel Corp.	300,420	14,549,341
International Business Machines Corp.	55,047	8,063,285
Intuit, Inc.	15,626	3,429,438
IPG Photonics Corp. (a)	2,500	438,700
Juniper Networks, Inc.	22,844	649,455
KLA-Tencor Corp.	9,873	1,147,341
Lam Research Corp.	10,681	1,848,774
Mastercard, Inc. Class A	58,549	12,620,822
Microchip Technology, Inc. (b)	15,006	1,290,966
Micron Technology, Inc. (a)	74,528	3,914,211
Microsoft Corp.	492,677	55,342,407
Motorola Solutions, Inc.	10,428	1,338,538
NetApp, Inc.	16,843	1,462,141
NVIDIA Corp.	39,212	11,006,024
Oracle Corp.	191,970	9,325,903
Paychex, Inc.	21,131	1,547,846
PayPal Holdings, Inc. (a)	71,758	6,625,416
Qorvo, Inc. (a)	7,600	608,684
QUALCOMM, Inc.	95,285	6,547,032
Red Hat, Inc. (a)	11,330	1,673,781
salesforce.com, Inc. (a)	45,405	6,932,435
Seagate Technology PLC	18,476	989,205
Skyworks Solutions, Inc.	11,800	1,077,340
Symantec Corp.	39,403	794,364
Synopsys, Inc. (a)	9,400	960,116

See accompanying notes to schedule of investments.
5

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
August 31, 2018 (Unaudited)

Security Description	Shares	Value
Take-Two Interactive Software, Inc. (a)	7,600	$ 1,015,056
TE Connectivity, Ltd.	22,949	2,103,964
Texas Instruments, Inc.	63,106	7,093,114
Total System Services, Inc.	10,899	1,058,729
Twitter, Inc. (a)	42,500	1,495,150
VeriSign, Inc. (a)	5,720	907,249
Visa, Inc. Class A	114,140	16,766,025
Western Digital Corp.	19,506	1,233,559
Western Union Co.	27,940	528,625
Xerox Corp.	15,823	440,829
Xilinx, Inc.	16,042	1,248,549
		418,928,140
MATERIALS — 2.4%
Air Products & Chemicals, Inc.	14,007	2,329,224
Albemarle Corp. (b)	7,100	678,192
Avery Dennison Corp.	5,818	611,937
Ball Corp.	23,216	972,286
CF Industries Holdings, Inc.	14,730	765,224
DowDuPont, Inc.	147,932	10,374,471
Eastman Chemical Co.	8,972	870,553
Ecolab, Inc.	16,165	2,432,509
FMC Corp.	8,622	736,750
Freeport-McMoRan, Inc.	90,364	1,269,614
International Flavors & Fragrances, Inc.	5,280	687,931
International Paper Co.	27,508	1,406,759
LyondellBasell Industries NV Class A	20,652	2,329,133
Martin Marietta Materials, Inc.	4,055	805,810
Mosaic Co.	20,816	650,916
Newmont Mining Corp.	33,373	1,035,564
Nucor Corp.	20,306	1,269,125
Packaging Corp. of America	6,300	692,496
PPG Industries, Inc.	15,488	1,712,044
Praxair, Inc.	18,400	2,910,696
Sealed Air Corp.	11,269	452,000
Sherwin-Williams Co.	5,187	2,363,093
Vulcan Materials Co.	8,390	929,612
WestRock Co.	16,448	905,956
		39,191,895
REAL ESTATE — 2.7%
Alexandria Real Estate Equities, Inc. REIT	6,700	859,945
American Tower Corp. REIT	28,382	4,232,324
Apartment Investment & Management Co. Class A, REIT	9,765	427,707
AvalonBay Communities, Inc. REIT	9,129	1,673,254
Boston Properties, Inc. REIT	9,821	1,281,149
Brookfield Property REIT, Inc.	16,146	323,247
CBRE Group, Inc. Class A (a)	20,108	981,472
Crown Castle International Corp. REIT	26,642	3,037,987
Digital Realty Trust, Inc. REIT	13,300	1,652,924
Duke Realty Corp. REIT	22,500	641,025
Security Description	Shares	Value
Equinix, Inc. REIT	5,138	$ 2,240,836
Equity Residential REIT	24,138	1,635,350
Essex Property Trust, Inc. REIT	4,455	1,097,177
Extra Space Storage, Inc. REIT	7,500	691,575
Federal Realty Investment Trust REIT	4,600	600,806
HCP, Inc. REIT	32,677	883,259
Host Hotels & Resorts, Inc. REIT	48,759	1,049,781
Iron Mountain, Inc. REIT	18,074	652,471
Kimco Realty Corp. REIT	23,116	395,515
Macerich Co. REIT	7,245	425,571
Mid-America Apartment Communities, Inc. REIT	6,900	714,564
Prologis, Inc. REIT	40,547	2,723,946
Public Storage REIT	9,452	2,009,306
Realty Income Corp. REIT	18,100	1,060,117
Regency Centers Corp. REIT	9,299	614,013
SBA Communications Corp. REIT (a)	7,700	1,195,271
Simon Property Group, Inc. REIT	19,435	3,557,188
SL Green Realty Corp. REIT	6,100	636,840
UDR, Inc. REIT	17,800	711,466
Ventas, Inc. REIT	23,803	1,425,086
Vornado Realty Trust REIT	10,446	804,342
Welltower, Inc. REIT	23,881	1,593,102
Weyerhaeuser Co. REIT	49,998	1,735,431
		43,564,047
TELECOMMUNICATION SERVICES — 1.9%
AT&T, Inc.	468,100	14,951,114
CenturyLink, Inc.	62,587	1,336,858
Verizon Communications, Inc.	263,951	14,351,016
		30,638,988
UTILITIES — 2.8%
AES Corp.	37,259	501,506
Alliant Energy Corp.	14,700	629,748
Ameren Corp.	16,456	1,040,513
American Electric Power Co., Inc.	31,543	2,262,579
American Water Works Co., Inc.	11,300	989,089
CenterPoint Energy, Inc.	26,535	737,408
CMS Energy Corp.	18,801	925,761
Consolidated Edison, Inc.	19,600	1,547,028
Dominion Energy, Inc.	42,068	2,977,152
DTE Energy Co.	11,439	1,271,330
Duke Energy Corp.	44,691	3,630,697
Edison International	21,305	1,400,378
Entergy Corp.	12,200	1,019,798
Evergy, Inc.	17,899	1,021,138
Eversource Energy	20,243	1,263,771
Exelon Corp.	61,959	2,708,228
FirstEnergy Corp.	29,729	1,111,270
NextEra Energy, Inc.	30,257	5,146,716
NiSource, Inc.	23,078	624,721
NRG Energy, Inc.	19,998	707,729

See accompanying notes to schedule of investments.
6

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
August 31, 2018 (Unaudited)

Security Description	Shares	Value
PG&E Corp.	33,712	$ 1,556,820
Pinnacle West Capital Corp.	6,556	514,974
PPL Corp. (b)	44,756	1,331,043
Public Service Enterprise Group, Inc.	32,336	1,692,790
SCANA Corp.	9,501	364,268
Sempra Energy	16,924	1,964,538
Southern Co.	64,984	2,845,000
WEC Energy Group, Inc.	20,287	1,370,996
Xcel Energy, Inc.	33,700	1,619,285
		44,776,274
TOTAL COMMON STOCKS (Cost $439,193,697)		1,579,196,185

SHORT-TERM INVESTMENTS — 1.6%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.91% (d) (e)	25,013,831	25,013,831
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	274,933	274,933
TOTAL SHORT-TERM INVESTMENTS (Cost $25,288,764)		25,288,764
TOTAL INVESTMENTS — 99.8% (Cost $464,482,461)(g)		1,604,484,949
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		3,618,879
NET ASSETS — 100.0%		$ 1,608,103,828

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at August 31, 2018.
(c)	The Portfolio invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended August 31, 2018 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended August 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2018.
(f)	Investment of cash collateral for securities loaned.
(g)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments at August 31, 2018 was $1,151,037,208 and $9,839,682 respectively, resulting in net unrealized appreciation of investments and other financial instruments of $1,141,197,526.

ADR	=American Depositary Receipt
REIT	=Real Estate Investment Trust

At August 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-Mini S&P 500 Index (long)	203	09/21/2018	$28,261,277	$29,456,315	$1,195,038
During the period ended August 31, 2018, average notional value related to futures contracts was $21,233,583 or 1% of net assets.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of August 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Consumer Discretionary	$ 204,145,559	$—	$—	$ 204,145,559
Consumer Staples	105,716,779	—	—	105,716,779
See accompanying notes to schedule of investments.
7

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
August 31, 2018 (Unaudited)

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Energy	$ 92,515,111	$—	$—	$ 92,515,111
Financials	217,284,405	—	—	217,284,405
Health Care	230,684,413	—	—	230,684,413
Industrials	151,750,574	—	—	151,750,574
Information Technology	418,928,140	—	—	418,928,140
Materials	39,191,895	—	—	39,191,895
Real Estate	43,564,047	—	—	43,564,047
Telecommunication Services	30,638,988	—	—	30,638,988
Utilities	44,776,274	—	—	44,776,274
Short-Term Investments	25,288,764	—	—	25,288,764
TOTAL INVESTMENTS	$1,604,484,949	$—	$—	$1,604,484,949
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	1,195,038	—	—	1,195,038
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,605,679,987	$—	$—	$1,605,679,987

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/17	Value at 12/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/18	Value at 8/31/18	Dividend Income	Capital Gains Distributions
State Street Corp.	25,847	$ 2,522,926	$ —	$ 177,637	$110,839	$(357,512)	24,147	$ 2,098,616	$ 20,283	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	27,556,254	27,556,254	185,569,331	188,111,754	—	—	25,013,831	25,013,831	283,587	—
State Street Navigator Securities Lending Government Money Market Portfolio	818,690	818,690	24,860,624	25,404,381	—	—	274,933	274,933	119	—
Total		$30,897,870	$210,429,955	$213,693,772	$110,839	$(357,512)		$27,387,380	$303,989	$—
See accompanying notes to schedule of investments.
8

STATE STREET EQUITY 500 INDEX PORTFOLIO
Notes to Schedule of Investments — August 31, 2018 (Unaudited)

Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Portfolio had no transfers between levels for the period ended August 31, 2018.
9

STATE STREET EQUITY 500 INDEX PORTFOLIO  (continued)
Notes to Schedule of Investments — August 31, 2018 (Unaudited)

Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended August 31, 2018, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following table summarizes the value of the Portfolio's derivative instruments as of August 31, 2018, and the related location in the accompanying Statement of Assets and Liabilities presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$1,195,038	$—	$1,195,038
Other Transactions with Affiliates – Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended August 31, 2018, are disclosed in the Schedule of Investments.
Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
10

STATE STREET EQUITY 500 INDEX PORTFOLIO  (continued)
Notes to Schedule of Investments — August 31, 2018 (Unaudited)

The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2018, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities.
The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of August 31, 2018:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index Portfolio	$ 12,476,042	$ 274,933	$ 12,437,383	$ 12,712,316

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of August 31, 2018:
		Remaining Contractual Maturity of the Agreements As of August 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index Portfolio	Common Stocks	$274,933	$—	$—	$—	$274,933	$274,933
11

State Street Equity 500 Index Portfolio
STATEMENT OF ASSETS AND LIABILITIES
August 31, 2018 (Unaudited)

ASSETS
Investments in unaffiliated issuers, at value*	$1,577,097,568
Investments in affiliated issuers, at value	27,387,380
Total Investments	1,604,484,948
Cash	31
Receivable from broker — variation margin on open futures contracts	1,195,038
Dividends receivable — unaffiliated issuers	2,950,047
Dividends receivable — affiliated issuers	43,242
Securities lending income receivable — unaffiliated issuers	1,560
Securities lending income receivable — affiliated issuers	119
Receivable from Adviser	3,701
TOTAL ASSETS	1,608,678,686
LIABILITIES
Deposit from Broker	16,624
Payable upon return of securities loaned	274,933
Advisory fee payable	283,301
TOTAL LIABILITIES	574,858
NET ASSETS	$1,608,103,828
* Includes investments in securities on loan, at value	$ 12,476,042
12

Annual Report
December 31, 2017
State Street Master Funds
State Street Equity 500 Index Portfolio
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

State Street Equity 500 Index Portfolio
Management's Discussion of Fund Performance (Unaudited)
The State Street Equity 500 Index Portfolio (the “Portfolio”) seeks to replicate as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Index (the “S&P 500” or the “Index”). The Portfolio’s benchmark is the S&P 500 Index (the “Index”). In seeking to achieve this objective, the Portfolio utilizes an index-based management strategy designed to track the performance of the Index. The Portfolio also employs futures to maintain market exposure and otherwise assist in attempting to replicate the performance of the Index.
For the 12-month period ended December 31, 2017 (the “Reporting Period”), the total return for the Portfolio was 22.42%, and the Index was 21.83%. The Portfolio and Index returns reflect the reinvestment of dividends and other income. The Portfolio’s performance reflects the expenses of managing the Porfolio, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns. Expenses, managing cash inflows to and outflows from the Portfolio, and small security misweights contributed to the difference between the Portfolio’s performance and that of the Index.
After opening 2017 with a respectable gain of approximately 1.9% in January, the S&P 500 Total Return Index better than doubled that performance in February, rising just shy of 4% for the month. After starting the month on March 1st with a 1.4% approximate gain, the Index meandered lower during much of the rest of March to finish the month near unchanged. The positive surge in U.S. stocks to open the month coincided with a very positive response to U.S. President Trump’s address to Congress on February 28th. Political and policy concerns weighed on markets toward the end of the month as the failed attempt to advance a health care bill caused some market participants to question the likelihood of other policy priorities.
The year-to-date performance through the end of June hit approximately 9.3%, reaching new all-time highs and better than two decade lows in both realized and implied volatility during that time. The second quarter of 2017 finished up just over 3%, which was half that of the first quarter. This indicated a more tentative, but still positive, U.S. growth and inflation.
The third quarter of 2017 commenced with a continuation of many of the themes that prevailed in the first half of the year, including an accelerating selloff for the U.S. dollar. The financial markets had seemingly given a pass to the Trump administration, even in its early tenure when it had been unable to move forward on an anticipated growth agenda. August, in contrast, provided a reminder that markets do take the U.S. president seriously. Trump declared on August 8th that North Korea would be met with “fire and fury” if it continues to threaten the U.S. Volatility picked up in response to his comments, and once again when the President was less than critical in his comments pertaining to violent neo-Nazi protestors in Charlottesville, Virginia. The Index ended up gaining approximately only 0.3% for the month of August. As September progressed, the market picked back up and the Index gained over 2% for the month, posting a gain of approximately 4.5% for the quarter.
The last quarter of the Reporting Period gained strength in early October with a notable increase in U.S. interest rates. November hit its 51st all-time closing high for the Index on November 3rd. December kept pace and the fourth quarter had three months of solid returns for the Index; it finished up approximately 6.6% for the three month period and an impressive 21.8%, approximately, for the year. Information Technology was the greatest contributing sector to this performance at weight of approximately 22.7% and a return of approximately 38.8% for the year. The next greatest was Health Care with an approximate weight of 14.1% and an approximate return of 22.1%. The only two sectors with negative returns were Telecommunication Services and Energy. Both are relatively low weights in the index, so did not have much impact on the overall performance.
The Portfolio used S& P 500 futures contracts in order to equitize the small amount of cash in the portfolio during the Reporting Period. The Portfolio’s use of futures contracts did not have a material impact on Portfolio performance.
On an individual security level, the top positive contributors to the Portfolio’s performance during the Reporting Period were Apple Inc., Microsoft Corporation and Amazon.com Inc. The top negative contributors to the Portfolio’s performance during the Reporting Period were General Electric Company, Schlumberger Ltd. and Exxon Mobil Corporation.
The views expressed above reflect those of the Portfolio’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street Equity 500 Index Portfolio
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Line graph is based on cumulative total return.
Performance as of December 31, 2017

	Total Return One Year Ended December 31, 2017	Average Annual Total Return Five Years Ended December 31, 2017	Average Annual Total Return Ten Years Ended December 31, 2017
State Street Equity 500 Index Portfolio	22.42%	15.86%	8.52%
S&P 500® Index(1)	21.83%	15.79%	8.50%

(1)	The S&P 500® Index is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups.
Total returns and performance graph information represent past performance and are not indicative of future results, which may be lower or higher than performance data quoted. Investment return and principal value of an investment will fluctuate so that an investor’s share, when redeemed, may be worth more or less than its original cost. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on fund distributions, sales, or the redemption of fund shares.
See accompanying notes to financial statements.
2

State Street Equity 500 Index Portfolio
Portfolio Statistics (Unaudited)
Portfolio Composition as of December 31, 2017

% of Net Assets
Common Stocks	95.7%
Short-Term Investments	1.7
Other Assets in Excess of Liabilities	2.6
TOTAL	100.0%
(The composition is expressed as a percentage of net assets as of the date indicated. The composition will vary over time.)
Top Five Sectors as of December 31, 2017

Description	% of Net Assets
Information Technology	22.8%
Financials	14.1
Health Care	13.2
Consumer Discretionary	11.7
Industrials	9.8
TOTAL	71.6%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
3

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS
December 31, 2017

Security Description	Shares	Value
COMMON STOCKS — 95.7%
CONSUMER DISCRETIONARY — 11.7%
Advance Auto Parts, Inc.	5,500	$ 548,295
Amazon.com, Inc.(a)	28,102	32,864,446
Aptiv PLC	17,781	1,508,362
AutoZone, Inc.(a)	1,888	1,343,067
Best Buy Co., Inc.	18,413	1,260,738
BorgWarner, Inc.	13,223	675,563
CarMax, Inc.(a)	13,197	846,324
Carnival Corp.	29,749	1,974,441
CBS Corp. Class B	26,218	1,546,862
Charter Communications, Inc. Class A(a)	13,400	4,501,864
Chipotle Mexican Grill, Inc.(a) (b)	1,614	466,494
Comcast Corp. Class A	326,730	13,085,536
D.R. Horton, Inc.	22,479	1,148,003
Darden Restaurants, Inc.	8,117	779,394
Discovery Communications, Inc. Class A(a) (b)	12,597	281,921
Discovery Communications, Inc. Class C(a) (b)	13,397	283,614
DISH Network Corp. Class A(a)	17,000	811,750
Dollar General Corp.	19,287	1,793,884
Dollar Tree, Inc.(a)	17,482	1,875,993
Expedia, Inc.(b)	9,323	1,116,616
Foot Locker, Inc.	10,100	473,488
Ford Motor Co.	281,260	3,512,937
Gap, Inc.	15,364	523,298
Garmin, Ltd.	9,160	545,661
General Motors Co.	92,377	3,786,533
Genuine Parts Co.	10,920	1,037,509
Goodyear Tire & Rubber Co.	19,613	633,696
H&R Block, Inc.	16,351	428,723
Hanesbrands, Inc.(b)	23,400	489,294
Harley-Davidson, Inc.(b)	12,385	630,149
Hasbro, Inc.	7,628	693,309
Hilton Worldwide Holdings, Inc.	13,700	1,094,082
Home Depot, Inc.	81,910	15,524,402
Interpublic Group of Cos., Inc.	31,928	643,668
Kohl's Corp.(b)	12,388	671,801
L Brands, Inc.(b)	17,746	1,068,664
Leggett & Platt, Inc.	9,844	469,854
Lennar Corp. Class A	15,425	975,477
LKQ Corp.(a)	20,800	845,936
Lowe's Cos., Inc.	57,812	5,373,047
Macy's, Inc.(b)	24,361	613,654
Marriott International, Inc. Class A	20,952	2,843,815
Mattel, Inc.(b)	27,743	426,687
McDonald's Corp.	55,715	9,589,666
MGM Resorts International	35,300	1,178,667
Michael Kors Holdings, Ltd.(a)	11,686	735,634
Mohawk Industries, Inc.(a)	4,569	1,260,587
Netflix, Inc.(a)	30,096	5,777,228
Newell Brands, Inc.	34,450	1,064,505
News Corp. Class A	28,814	467,075
News Corp. Class B	7,500	124,500
Security Description	Shares	Value
NIKE, Inc. Class B	94,102	$ 5,886,080
Nordstrom, Inc.(b)	7,756	367,479
Norwegian Cruise Line Holdings, Ltd.(a)	12,900	686,925
Omnicom Group, Inc.	17,450	1,270,884
O'Reilly Automotive, Inc.(a)	5,620	1,351,835
Priceline Group, Inc.(a)	3,408	5,922,218
PulteGroup, Inc.	19,543	649,805
PVH Corp.	6,051	830,258
Ralph Lauren Corp.	4,136	428,862
Ross Stores, Inc.	27,244	2,186,331
Royal Caribbean Cruises, Ltd.	12,800	1,526,784
Scripps Networks Interactive, Inc. Class A	6,863	585,963
Signet Jewelers, Ltd.(b)	5,100	288,405
Starbucks Corp.	98,892	5,679,368
Tapestry, Inc.	19,000	840,370
Target Corp.	38,944	2,541,096
Tiffany & Co.	6,581	684,095
Time Warner, Inc.	53,980	4,937,551
TJX Cos., Inc.	43,775	3,347,036
Tractor Supply Co.	9,774	730,607
TripAdvisor, Inc.(a) (b)	9,015	310,657
Twenty-First Century Fox, Inc. Class A	77,109	2,662,574
Twenty-First Century Fox, Inc. Class B	28,600	975,832
Ulta Salon Cosmetics & Fragrance, Inc.(a)	4,400	984,104
Under Armour, Inc. Class A(a) (b)	14,376	207,446
Under Armour, Inc. Class C(a) (b)	14,478	192,847
VF Corp.(b)	24,428	1,807,672
Viacom, Inc. Class B	24,341	749,946
Walt Disney Co.	105,693	11,363,054
Whirlpool Corp.	4,559	768,830
Wyndham Worldwide Corp.	7,746	897,529
Wynn Resorts, Ltd.	5,859	987,769
Yum! Brands, Inc.	23,890	1,949,663
		196,816,588
CONSUMER STAPLES — 7.8%
Altria Group, Inc.	133,370	9,523,952
Archer-Daniels-Midland Co.	39,892	1,598,871
British American Tobacco PLC ADR	1	67
Brown-Forman Corp. Class B	12,022	825,551
Campbell Soup Co.(b)	14,083	677,533
Church & Dwight Co., Inc.	17,800	893,026
Clorox Co.	9,479	1,409,906
Coca-Cola Co.	268,522	12,319,789
Colgate-Palmolive Co.	60,779	4,585,776
Conagra Brands, Inc.	30,951	1,165,924
Constellation Brands, Inc. Class A	12,276	2,805,925
Costco Wholesale Corp.	30,334	5,645,764
Coty, Inc. Class A	37,840	752,638
CVS Health Corp.	72,227	5,236,458
Dr. Pepper Snapple Group, Inc.	11,903	1,155,305

See accompanying notes to financial statements.
4

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
December 31, 2017

Security Description	Shares	Value
Estee Lauder Cos., Inc. Class A	16,363	$ 2,082,028
General Mills, Inc.	40,222	2,384,762
Hershey Co.	10,415	1,182,207
Hormel Foods Corp.(b)	21,098	767,756
J.M. Smucker Co.	7,355	913,785
Kellogg Co.(b)	17,307	1,176,530
Kimberly-Clark Corp.	24,773	2,989,110
Kraft Heinz Co.	41,051	3,192,126
Kroger Co.	63,510	1,743,350
McCormick & Co., Inc.	8,061	821,497
Molson Coors Brewing Co. Class B	13,609	1,116,891
Mondelez International, Inc. Class A	103,494	4,429,543
Monster Beverage Corp.(a)	30,087	1,904,206
PepsiCo, Inc.	99,538	11,936,597
Philip Morris International, Inc.	108,687	11,482,782
Procter & Gamble Co.	178,713	16,420,150
Sysco Corp.	32,435	1,969,778
Tyson Foods, Inc. Class A	21,491	1,742,275
Wal-Mart Stores, Inc.	102,399	10,111,901
Walgreens Boots Alliance, Inc.	61,813	4,488,860
		131,452,619
ENERGY — 5.8%
Anadarko Petroleum Corp.	39,544	2,121,140
Andeavor	10,249	1,171,871
Apache Corp.(b)	24,970	1,054,233
Baker Hughes a GE Co.	30,594	967,994
Cabot Oil & Gas Corp.	33,722	964,449
Chesapeake Energy Corp.(a) (b)	45,894	181,740
Chevron Corp.	133,234	16,679,565
Cimarex Energy Co.	6,942	846,994
Concho Resources, Inc.(a) (b)	11,100	1,667,442
ConocoPhillips	82,803	4,545,057
Devon Energy Corp.	38,850	1,608,390
EOG Resources, Inc.	41,463	4,474,272
EQT Corp.	17,743	1,009,932
Exxon Mobil Corp.	297,672	24,897,286
Halliburton Co.	62,267	3,042,988
Helmerich & Payne, Inc.(b)	7,974	515,439
Hess Corp.(b)	20,244	960,983
Kinder Morgan, Inc.	140,676	2,542,015
Marathon Oil Corp.	65,189	1,103,650
Marathon Petroleum Corp.	33,202	2,190,668
National Oilwell Varco, Inc.(b)	26,341	948,803
Newfield Exploration Co.(a)	15,685	494,548
Noble Energy, Inc.	32,895	958,560
Occidental Petroleum Corp.	54,635	4,024,414
ONEOK, Inc.	27,904	1,491,469
Phillips 66	31,192	3,155,071
Pioneer Natural Resources Co.	11,524	1,991,923
Range Resources Corp.(b)	14,541	248,070
Schlumberger, Ltd.	98,893	6,664,399
TechnipFMC PLC	29,109	911,403
Valero Energy Corp.	29,986	2,756,013
Security Description	Shares	Value
Williams Cos., Inc.	57,910	$ 1,765,676
		97,956,457
FINANCIALS — 14.1%
Affiliated Managers Group, Inc.	4,276	877,649
Aflac, Inc.	28,237	2,478,644
Allstate Corp.	26,167	2,739,947
American Express Co.	49,952	4,960,733
American International Group, Inc.	63,532	3,785,236
Ameriprise Financial, Inc.	10,563	1,790,112
Aon PLC	16,982	2,275,588
Arthur J Gallagher & Co.	12,000	759,360
Assurant, Inc.	3,946	397,915
Bank of America Corp.	681,066	20,105,068
Bank of New York Mellon Corp.	70,691	3,807,417
BB&T Corp.	56,839	2,826,035
Berkshire Hathaway, Inc. Class B(a)	135,219	26,803,110
BlackRock, Inc.	8,518	4,375,782
Brighthouse Financial, Inc.(a)	7,075	414,878
Capital One Financial Corp.	34,068	3,392,491
Cboe Global Markets, Inc.	8,200	1,021,638
Charles Schwab Corp.	82,589	4,242,597
Chubb, Ltd.	32,141	4,696,764
Cincinnati Financial Corp.	11,705	877,524
Citigroup, Inc.	185,293	13,787,652
Citizens Financial Group, Inc.	34,200	1,435,716
CME Group, Inc.	24,392	3,562,452
Comerica, Inc.	13,017	1,130,006
Discover Financial Services	26,277	2,021,227
E*TRADE Financial Corp.(a)	20,489	1,015,640
Everest Re Group, Ltd.	2,700	597,402
Fifth Third Bancorp	51,854	1,573,250
Franklin Resources, Inc.	22,151	959,803
Goldman Sachs Group, Inc.	24,388	6,213,087
Hartford Financial Services Group, Inc.	24,930	1,403,060
Huntington Bancshares, Inc.	75,965	1,106,050
Intercontinental Exchange, Inc.	42,225	2,979,396
Invesco, Ltd.	28,289	1,033,680
JPMorgan Chase & Co.	243,872	26,079,672
KeyCorp	71,879	1,449,799
Leucadia National Corp.	23,809	630,700
Lincoln National Corp.	16,710	1,284,498
Loews Corp.	20,312	1,016,209
M&T Bank Corp.	10,834	1,852,506
Marsh & McLennan Cos., Inc.	35,034	2,851,417
MetLife, Inc.	72,626	3,671,971
Moody's Corp.	12,234	1,805,861
Morgan Stanley	96,555	5,066,241
Nasdaq, Inc.	9,225	708,757
Navient Corp.	16,541	220,326
Northern Trust Corp.	14,710	1,469,382
People's United Financial, Inc.	22,434	419,516
PNC Financial Services Group, Inc.	32,942	4,753,201
Principal Financial Group, Inc.	18,426	1,300,139
Progressive Corp.	40,852	2,300,785

See accompanying notes to financial statements.
5

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
December 31, 2017

Security Description	Shares	Value
Prudential Financial, Inc.	30,737	$ 3,534,140
Raymond James Financial, Inc.	9,600	857,280
Regions Financial Corp.	86,943	1,502,375
S&P Global, Inc.	17,498	2,964,161
State Street Corp.(c)	25,847	2,522,926
SunTrust Banks, Inc.	34,882	2,253,028
Synchrony Financial	49,771	1,921,658
T Rowe Price Group, Inc.	16,720	1,754,430
Torchmark Corp.	8,384	760,513
Travelers Cos., Inc.	19,298	2,617,581
Unum Group	17,324	950,914
US Bancorp	109,630	5,873,975
Wells Fargo & Co.	311,046	18,871,161
Willis Towers Watson PLC	9,479	1,428,390
XL Group, Ltd.	20,520	721,483
Zions Bancorp	15,258	775,564
		237,637,468
HEALTH CARE — 13.2%
Abbott Laboratories	121,249	6,919,680
AbbVie, Inc.	111,563	10,789,258
Aetna, Inc.	22,515	4,061,481
Agilent Technologies, Inc.	22,475	1,505,151
Alexion Pharmaceuticals, Inc.(a)	15,927	1,904,710
Align Technology, Inc.(a)	5,000	1,110,950
Allergan PLC	22,926	3,750,235
AmerisourceBergen Corp.	10,552	968,885
Amgen, Inc.	50,691	8,815,165
Anthem, Inc.	17,719	3,986,952
Baxter International, Inc.	36,370	2,350,957
Becton Dickinson and Co.	18,477	3,955,199
Biogen, Inc.(a)	15,147	4,825,380
Boston Scientific Corp.(a)	93,577	2,319,774
Bristol-Myers Squibb Co.	114,012	6,986,655
Cardinal Health, Inc.	20,924	1,282,013
Celgene Corp.(a)	54,765	5,715,275
Centene Corp.(a)	11,700	1,180,296
Cerner Corp.(a)	22,263	1,500,304
Cigna Corp.	17,811	3,617,236
Cooper Cos., Inc.	3,300	719,004
Danaher Corp.	43,678	4,054,192
DaVita, Inc.(a)	11,472	828,852
DENTSPLY SIRONA, Inc.	17,366	1,143,204
Edwards Lifesciences Corp.(a)	15,790	1,779,691
Eli Lilly & Co.	69,157	5,841,000
Envision Healthcare Corp.(a)	9,118	315,118
Express Scripts Holding Co.(a)	40,747	3,041,356
Gilead Sciences, Inc.	90,946	6,515,371
HCA Healthcare, Inc.(a)	20,400	1,791,936
Henry Schein, Inc.(a)	11,000	768,680
Hologic, Inc.(a)	17,600	752,400
Humana, Inc.	10,217	2,534,531
IDEXX Laboratories, Inc.(a)	6,100	953,918
Illumina, Inc.(a)	9,900	2,163,051
Incyte Corp.(a)	11,900	1,127,049
Intuitive Surgical, Inc.(a)	7,956	2,903,463
IQVIA Holdings, Inc.(a)	10,000	979,000
Johnson & Johnson	188,841	26,384,864
Security Description	Shares	Value
Laboratory Corp. of America Holdings(a)	7,447	$ 1,187,871
McKesson Corp.	14,631	2,281,704
Medtronic PLC	94,404	7,623,123
Merck & Co., Inc.	191,398	10,769,965
Mettler-Toledo International, Inc.(a)	1,800	1,115,136
Mylan NV(a)	39,107	1,654,617
Patterson Cos., Inc.(b)	6,459	233,364
PerkinElmer, Inc.	7,032	514,180
Perrigo Co. PLC(b)	9,814	855,388
Pfizer, Inc.	417,948	15,138,077
Quest Diagnostics, Inc.	10,158	1,000,461
Regeneron Pharmaceuticals, Inc.(a)	5,658	2,127,182
ResMed, Inc.(b)	10,400	880,776
Stryker Corp.	22,195	3,436,674
Thermo Fisher Scientific, Inc.	28,612	5,432,847
UnitedHealth Group, Inc.	67,922	14,974,084
Universal Health Services, Inc. Class B	6,800	770,780
Varian Medical Systems, Inc.(a)	6,031	670,346
Vertex Pharmaceuticals, Inc.(a)	18,348	2,749,631
Waters Corp.(a)	5,415	1,046,124
Zimmer Biomet Holdings, Inc.	14,827	1,789,174
Zoetis, Inc.	34,228	2,465,785
		220,859,525
INDUSTRIALS — 9.8%
3M Co.	41,743	9,825,050
Acuity Brands, Inc.	3,000	528,000
Alaska Air Group, Inc.	9,000	661,590
Allegion PLC	7,537	599,644
American Airlines Group, Inc.	31,600	1,644,148
AMETEK, Inc.	15,701	1,137,851
AO Smith Corp.	10,800	661,824
Arconic, Inc.	28,263	770,167
Boeing Co.	39,224	11,567,550
C.H. Robinson Worldwide, Inc.(b)	9,582	853,660
Caterpillar, Inc.	42,455	6,690,059
Cintas Corp.	5,722	891,659
CSX Corp.	61,559	3,386,361
Cummins, Inc.	10,744	1,897,820
Deere & Co.	22,054	3,451,672
Delta Air Lines, Inc.	44,766	2,506,896
Dover Corp.	10,545	1,064,940
Eaton Corp. PLC	29,999	2,370,221
Emerson Electric Co.	45,969	3,203,580
Equifax, Inc.	8,395	989,938
Expeditors International of Washington, Inc.	11,844	766,188
Fastenal Co.	20,242	1,107,035
FedEx Corp.	17,050	4,254,657
Flowserve Corp.	9,555	402,552
Fluor Corp.	10,956	565,877
Fortive Corp.	22,139	1,601,757
Fortune Brands Home & Security, Inc.	10,100	691,244

See accompanying notes to financial statements.
6

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
December 31, 2017

Security Description	Shares	Value
General Dynamics Corp.	19,789	$ 4,026,072
General Electric Co.	606,649	10,586,025
Harris Corp.	8,598	1,217,907
Honeywell International, Inc.	53,203	8,159,212
IHS Markit, Ltd.(a)	23,400	1,056,510
Illinois Tool Works, Inc.	21,971	3,665,861
Ingersoll-Rand PLC	16,716	1,490,900
Jacobs Engineering Group, Inc.	9,657	636,976
JB Hunt Transport Services, Inc.	5,500	632,390
Johnson Controls International PLC	63,093	2,404,474
Kansas City Southern	7,004	736,961
L3 Technologies, Inc.	5,365	1,061,465
Lockheed Martin Corp.	17,890	5,743,584
Masco Corp.	21,639	950,818
Nielsen Holdings PLC	23,375	850,850
Norfolk Southern Corp.	20,768	3,009,283
Northrop Grumman Corp.	12,586	3,862,769
PACCAR, Inc.	26,035	1,850,568
Parker-Hannifin Corp.	9,214	1,838,930
Pentair PLC	11,791	832,680
Quanta Services, Inc.(a)	11,593	453,402
Raytheon Co.	19,936	3,744,978
Republic Services, Inc.	15,814	1,069,185
Robert Half International, Inc.	9,374	520,632
Rockwell Automation, Inc.	9,379	1,841,567
Rockwell Collins, Inc.	12,100	1,641,002
Roper Technologies, Inc.	7,535	1,951,565
Snap-on, Inc.(b)	4,572	796,900
Southwest Airlines Co.	37,227	2,436,507
Stanley Black & Decker, Inc.	10,650	1,807,198
Stericycle, Inc.(a)	6,604	449,006
Textron, Inc.	17,106	968,029
TransDigm Group, Inc.(b)	3,400	933,708
Union Pacific Corp.	54,938	7,367,186
United Continental Holdings, Inc.(a)	17,400	1,172,760
United Parcel Service, Inc. Class B	47,755	5,690,008
United Rentals, Inc.(a)	6,100	1,048,651
United Technologies Corp.	53,127	6,777,411
Verisk Analytics, Inc.(a)	10,300	988,800
W.W. Grainger, Inc.(b)	4,012	947,835
Waste Management, Inc.	28,604	2,468,525
Xylem, Inc.	11,434	779,799
		164,560,829
INFORMATION TECHNOLOGY — 22.8%
Accenture PLC Class A	43,982	6,733,204
Activision Blizzard, Inc.	52,000	3,292,640
Adobe Systems, Inc.(a)	34,313	6,013,010
Advanced Micro Devices, Inc.(a) (b)	57,800	594,184
Akamai Technologies, Inc.(a)	12,634	821,715
Alliance Data Systems Corp.	3,504	888,194
Alphabet, Inc. Class A(a)	20,923	22,040,288
Alphabet, Inc. Class C(a)	21,245	22,230,768
Amphenol Corp. Class A	20,580	1,806,924
Security Description	Shares	Value
Analog Devices, Inc.	25,870	$ 2,303,206
ANSYS, Inc.(a)	5,600	826,504
Apple, Inc.	361,464	61,170,553
Applied Materials, Inc.	77,053	3,938,949
Autodesk, Inc.(a)	15,970	1,674,135
Automatic Data Processing, Inc.	30,565	3,581,912
Broadcom, Ltd.	28,335	7,279,261
CA, Inc.	24,759	823,980
Cadence Design Systems, Inc.(a)	20,400	853,128
Cars.com, Inc.(a)	1	29
Cisco Systems, Inc.	346,329	13,264,401
Citrix Systems, Inc.(a)	9,478	834,064
Cognizant Technology Solutions Corp. Class A	42,227	2,998,962
Corning, Inc.	62,850	2,010,572
CSRA, Inc.	9,732	291,181
DXC Technology Co.	19,291	1,830,716
eBay, Inc.(a)	70,358	2,655,311
Electronic Arts, Inc.(a)	21,521	2,260,996
F5 Networks, Inc.(a)	5,059	663,842
Facebook, Inc. Class A(a)	167,607	29,575,931
Fidelity National Information Services, Inc.	24,386	2,294,479
Fiserv, Inc.(a)	15,142	1,985,570
FLIR Systems, Inc.	8,239	384,102
Gartner, Inc.(a)	6,700	825,105
Global Payments, Inc.	11,275	1,130,206
Hewlett Packard Enterprise Co.	115,263	1,655,177
HP, Inc.	120,363	2,528,827
Intel Corp.	328,120	15,146,019
International Business Machines Corp.	60,147	9,227,753
Intuit, Inc.	17,326	2,733,696
Juniper Networks, Inc.	27,844	793,554
KLA-Tencor Corp.	11,473	1,205,468
Lam Research Corp.(b)	11,581	2,131,715
Mastercard, Inc. Class A	64,949	9,830,681
Microchip Technology, Inc.(b)	16,206	1,424,183
Micron Technology, Inc.(a)	81,128	3,335,983
Microsoft Corp.	542,877	46,437,699
Motorola Solutions, Inc.	12,428	1,122,746
NetApp, Inc.	19,943	1,103,247
NVIDIA Corp.	42,312	8,187,372
Oracle Corp.	213,070	10,073,950
Paychex, Inc.	23,831	1,622,414
PayPal Holdings, Inc.(a)	80,758	5,945,404
Qorvo, Inc.(a)	9,800	652,680
QUALCOMM, Inc.	102,685	6,573,894
Red Hat, Inc.(a)	12,530	1,504,853
salesforce.com, Inc.(a)	49,005	5,009,781
Seagate Technology PLC(b)	18,476	773,036
Skyworks Solutions, Inc.	13,600	1,291,320
Symantec Corp.	45,903	1,288,038
Synopsys, Inc.(a)	11,300	963,212
TE Connectivity, Ltd.	24,649	2,342,641
Texas Instruments, Inc.	68,706	7,175,655
Total System Services, Inc.	10,899	862,002
VeriSign, Inc.(a) (b)	5,320	608,821

See accompanying notes to financial statements.
7

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
December 31, 2017

Security Description	Shares	Value
Visa, Inc. Class A	127,140	$ 14,496,503
Western Digital Corp.	21,706	1,726,278
Western Union Co.	37,340	709,833
Xerox Corp.	15,823	461,240
Xilinx, Inc.(b)	18,542	1,250,102
		382,073,799
MATERIALS — 2.9%
Air Products & Chemicals, Inc.	14,907	2,445,941
Albemarle Corp.(b)	8,400	1,074,276
Avery Dennison Corp.	6,518	748,657
Ball Corp.	25,716	973,351
CF Industries Holdings, Inc.	16,730	711,694
DowDuPont, Inc.	163,832	11,668,115
Eastman Chemical Co.	10,672	988,654
Ecolab, Inc.	18,665	2,504,470
FMC Corp.	10,522	996,013
Freeport-McMoRan, Inc.(a)	99,564	1,887,733
International Flavors & Fragrances, Inc.	5,880	897,347
International Paper Co.	30,508	1,767,634
LyondellBasell Industries NV Class A	22,052	2,432,777
Martin Marietta Materials, Inc.	4,855	1,073,149
Monsanto Co.	31,494	3,677,869
Mosaic Co.	27,716	711,193
Newmont Mining Corp.	36,973	1,387,227
Nucor Corp.	21,906	1,392,783
Packaging Corp. of America	6,900	831,795
PPG Industries, Inc.	17,288	2,019,584
Praxair, Inc.	20,800	3,217,344
Sealed Air Corp.	11,269	555,562
Sherwin-Williams Co.	5,587	2,290,893
Vulcan Materials Co.	9,790	1,256,742
WestRock Co.	19,148	1,210,345
		48,721,148
REAL ESTATE — 2.8%
Alexandria Real Estate Equities, Inc. REIT	6,700	874,953
American Tower Corp. REIT	30,582	4,363,134
Apartment Investment & Management Co. Class A, REIT	11,865	518,619
AvalonBay Communities, Inc. REIT	9,729	1,735,751
Boston Properties, Inc. REIT	11,421	1,485,073
CBRE Group, Inc. Class A(a)	21,708	940,174
Crown Castle International Corp. REIT	28,242	3,135,145
Digital Realty Trust, Inc. REIT	14,900	1,697,110
Duke Realty Corp. REIT	26,000	707,460
Equinix, Inc. REIT	5,338	2,419,288
Equity Residential REIT	27,038	1,724,213
Essex Property Trust, Inc. REIT	4,455	1,075,303
Extra Space Storage, Inc. REIT	9,500	830,775
Federal Realty Investment Trust REIT	5,400	717,174
GGP, Inc. REIT	42,942	1,004,413
Security Description	Shares	Value
HCP, Inc. REIT	32,677	$ 852,216
Host Hotels & Resorts, Inc. REIT	54,259	1,077,041
Iron Mountain, Inc. REIT	18,074	681,932
Kimco Realty Corp. REIT	32,916	597,425
Macerich Co. REIT	8,645	567,804
Mid-America Apartment Communities, Inc. REIT	8,800	884,928
Prologis, Inc. REIT	36,247	2,338,294
Public Storage REIT	10,152	2,121,768
Realty Income Corp. REIT	19,800	1,128,996
Regency Centers Corp. REIT	10,899	753,993
SBA Communications Corp. REIT(a)	8,800	1,437,568
Simon Property Group, Inc. REIT	21,435	3,681,247
SL Green Realty Corp. REIT	6,100	615,673
UDR, Inc. REIT	20,100	774,252
Ventas, Inc. REIT	23,803	1,428,418
Vornado Realty Trust REIT	13,046	1,019,936
Welltower, Inc. REIT	26,881	1,714,201
Weyerhaeuser Co. REIT	55,198	1,946,282
		46,850,559
TELECOMMUNICATION SERVICES — 2.0%
AT&T, Inc.	430,718	16,746,316
CenturyLink, Inc.(b)	67,987	1,134,023
Verizon Communications, Inc.	286,051	15,140,679
		33,021,018
UTILITIES — 2.8%
AES Corp.	49,859	539,973
Alliant Energy Corp.	14,700	626,367
Ameren Corp.	16,456	970,739
American Electric Power Co., Inc.	35,743	2,629,613
American Water Works Co., Inc.	12,300	1,125,327
CenterPoint Energy, Inc.	33,235	942,545
CMS Energy Corp.	18,801	889,287
Consolidated Edison, Inc.	21,500	1,826,425
Dominion Energy, Inc.	44,368	3,596,470
DTE Energy Co.	13,239	1,449,141
Duke Energy Corp.	49,591	4,171,099
Edison International	24,205	1,530,724
Entergy Corp.	12,200	992,958
Eversource Energy	22,043	1,392,677
Exelon Corp.	69,359	2,733,438
FirstEnergy Corp.	32,229	986,852
NextEra Energy, Inc.	32,657	5,100,697
NiSource, Inc.	23,078	592,412
NRG Energy, Inc.	22,498	640,743
PG&E Corp.	37,712	1,690,629
Pinnacle West Capital Corp.	8,756	745,836
PPL Corp.	50,456	1,561,613
Public Service Enterprise Group, Inc.	37,536	1,933,104
SCANA Corp.	11,501	457,510
Sempra Energy	17,624	1,884,358

See accompanying notes to financial statements.
8

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
December 31, 2017

Security Description	Shares	Value
Southern Co.	69,084	$ 3,322,250
WEC Energy Group, Inc.	23,287	1,546,955
Xcel Energy, Inc.	37,600	1,808,936
		47,688,678
TOTAL COMMON STOCKS (Cost $479,714,178)		1,607,638,688

SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.25% (d) (e)	27,556,254	27,556,254
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	818,690	818,690
TOTAL SHORT-TERM INVESTMENTS (Cost $28,374,944)		28,374,944
TOTAL INVESTMENTS — 97.4% (Cost $508,089,122)		1,636,013,632
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.6%		43,236,032
NET ASSETS — 100.0%		$ 1,679,249,664

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2017.
(c)	The Fund invested in an affiliated entity, State Street Corp. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2017 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2017.
(f)	Investment of cash collateral for securities loaned.

ADR	=American Depositary Receipt
REIT	=Real Estate Investment Trust

At December 31, 2017, open futures contracts purchased were as follows:
Futures Contracts	Expiration Date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Index (long)	03/16/2018	222	$29,214,220	$29,703,600	$489,380
					$489,380
During the period ended December 31, 2017, average notional value related to futures contracts was $28,935,876 or 2% of net assets.
The following table summarizes the value of the Portfolio's investments according to the fair value hierarchy as of December 31, 2017.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS
INVESTMENTS:
Common Stocks
Consumer Discretionary	$ 196,816,588	$—	$—	$ 196,816,588
Consumer Staples	131,452,619	—	—	131,452,619
Energy	97,956,457	—	—	97,956,457
Financials	237,637,468	—	—	237,637,468
Health Care	220,859,525	—	—	220,859,525
Industrials	164,560,829	—	—	164,560,829
See accompanying notes to financial statements.
9

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS  (continued)
December 31, 2017

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Information Technology	382,073,799	$—	$—	382,073,799
Materials	48,721,148	—	—	48,721,148
Real Estate	46,850,559	—	—	46,850,559
Telecommunication Services	33,021,018	—	—	33,021,018
Utilities	47,688,678	—	—	47,688,678
Short-Term Investments	28,374,944	—	—	28,374,944
TOTAL INVESTMENTS	$1,636,013,632	$—	$—	$1,636,013,632
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	489,380	—	—	489,380
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,636,503,012	$—	$—	$1,636,503,012

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 12/31/16	Value at 12/31/16	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/17	Value at 12/31/17	Dividend Income	Capital Gains Distributions
State Street Corp.	27,747	$ 2,156,497	$ —	$ 151,031	$43,261	$474,199	25,847	$ 2,522,926	$ 42,077	$—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	—	94,983,704	67,427,450	—	—	27,556,254	27,556,254	150,202	—
State Street Institutional U.S. Government Money Market Fund, Premier Class	18,425,570	18,425,570	78,281,942	96,707,512	—	—	—	—	42,426	—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	24,459,246	23,640,556	—	—	818,690	818,690	14,170	—
Total		$20,582,067	$197,724,892	$187,926,549	$43,261	$474,199		$30,897,870	$248,875	$—
See accompanying notes to financial statements.
10

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2017

ASSETS
Investments in unaffiliated issuers, at value*	$1,605,115,762
Investments in affiliated issuers, at value	30,897,870
Total Investments	1,636,013,632
Cash at broker	999,000
Cash	1,165
Receivable for investments sold	42,190,886
Dividends receivable — unaffiliated issuers	1,646,970
Dividends receivable — affiliated issuers	34,928
Securities lending income receivable — unaffiliated issuers	2,691
Securities lending income receivable — affiliated issuers	975
Receivable from Adviser	3,701
TOTAL ASSETS	1,680,893,948
LIABILITIES
Payable upon return of securities loaned	818,690
Payable for investments purchased	600,007
Payable to broker – variation margin on open futures contracts	107,671
Advisory fee payable	117,916
TOTAL LIABILITIES	1,644,284
NET ASSETS	$1,679,249,664
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$ 478,977,048
Investments in affiliated issuers	29,112,074
Total cost of investments	$ 508,089,122
* Includes investments in securities on loan, at value	$ 21,975,355
See accompanying notes to financial statements.
11

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENT OF OPERATIONS
For the Year Ended December 31, 2017

INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 19,599
Dividend income — unaffiliated issuers	31,762,872
Dividend income — affiliated issuers	234,705
Unaffiliated securities lending income	21,023
Affiliated securities lending income	14,170
Foreign taxes withheld	(127,340)
TOTAL INVESTMENT INCOME (LOSS)	31,925,029
EXPENSES
Advisory fee	708,813
Miscellaneous expenses	76
TOTAL EXPENSES	708,889
NET INVESTMENT INCOME (LOSS)	31,216,140
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	92,151,713
Investments — affiliated issuers	43,261
Futures contracts	4,495,428
Net realized gain (loss)	96,690,402
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	181,855,451
Investments — affiliated issuers	474,199
Futures contracts	682,055
Net change in unrealized appreciation/depreciation	183,011,705
NET REALIZED AND UNREALIZED GAIN (LOSS)	279,702,107
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$310,918,247
See accompanying notes to financial statements.
12

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended 12/31/17	Year Ended 12/31/16
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 31,216,140	$ 33,251,620
Net realized gain (loss)	96,690,402	105,963,108
Net change in unrealized appreciation/depreciation	183,011,705	34,051,685
Net increase (decrease) in net assets resulting from operations	310,918,247	173,266,413
FROM BENEFICIAL INTEREST TRANSACTIONS
Contributions	44,261,255	116,324,014
Withdrawals	(194,742,512)	(372,376,185)
Net increase (decrease) in net assets from capital transactions	(150,481,257)	(256,052,171)
Net increase (decrease) in net assets during the period	160,436,990	(82,785,758)
Net assets at beginning of period	1,518,812,674	1,601,598,432
NET ASSETS AT END OF PERIOD	$1,679,249,664	$1,518,812,674
See accompanying notes to financial statements.
13

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
FINANCIAL HIGHLIGHTS
The following table includes selected supplemental data and ratios to average net assets:

	Year Ended 12/31/17	Year Ended 12/31/16	Year Ended 12/31/15	Year Ended 12/31/14	Year Ended 12/31/13
Total return (a)	22.42%(b)	11.90%	1.41%	13.62%	32.30%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,679,250	$1,518,813	$1,601,598	$2,869,323	$2,739,594
Ratios to average net assets:
Total expenses	0.05%	0.05%	0.05%	0.050%	0.05%
Net expenses	0.05%	0.04%	0.05%	0.05%	0.05%
Net investment income (loss)	1.98%	2.18%	2.00%	1.98%	2.05%
Portfolio turnover rate	2%	5%	7%(c)	2%(c)	4%(c)

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Reflects a non-recurring litigation payment received by the Portfolio from State Street Corp., an affiliate, which amounted to less than $0.01 per share outstanding as of March 8, 2017. This payment resulted in an increase to total return of less than 0.005% for the period ended December 31, 2017.
(c)	Portfolio turnover rate excludes in-kind security transactions.
See accompanying notes to financial statements.
14

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
December 31, 2017

1.    Organization
State Street Master Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of December 31, 2017, the Trust consists of six (6) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The State Street Equity 500 Index Portfolio (the “Portfolio”) is authorized to issue unlimited number of non transferable beneficial interest. The financial statements herein relate only to:
Fund	Commencement of Operations	Diversification Classification
State Street Equity 500 Index Portfolio	March 1, 2000	Diversified
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Portfolio is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Portfolio's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Portfolio are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the "Board"). The Committee provides oversight of the valuation of investments for the Portfolio. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value the Portfolio's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value ("NAV") per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2017

•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Portfolio’s investments.
The Portfolio values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Portfolio’s investments according to the fair value hierarchy as of December 31, 2017, is disclosed in the Portfolio’s Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Portfolio had no transfers between levels for the period ended December 31, 2017.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.
Distributions received by the Portfolio may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio on a daily basis based on each partner’s daily ownership percentage.
Expenses
Certain expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio within the Trust. Other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolio within the Trust.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2017

Foreign Taxes
The Portfolio may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Portfolio invests. These foreign taxes, if any, are paid by the Portfolio and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2017, if any, are disclosed in the Portfolio’s Statement of Assets and Liabilities.
3.    Derivative Financial Instruments
Futures Contracts
The Portfolio may enter into futures contracts to meet its objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Portfolio equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended December 31, 2017, the Portfolio entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
The following tables summarize the value of the Portfolio's derivative instruments as of December 31, 2017, and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts (a)	$—	$—	$—	$489,380	$—	$489,380

(a)	Unrealized appreciation on open futures contracts. The Statement of Assets and Liabilities only reflect the current day’s net variation margin.

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$4,495,428	$—	$4,495,428

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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2017

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Equity 500 Index Portfolio
Futures Contracts	$—	$—	$—	$682,055	$—	$682,055
4.    Fees and Transactions with Affiliates
Advisory Fees
The Portfolio has entered into an Investment Advisory Agreement with SSGA FM, a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”), under which SSGA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations.
Administrator, Custodian, Sub-Administrator and Transfer Agent Fees
SSGA FM serves as administrator and State Street, an affiliate of the Adviser, serves as custodian, sub-administrator and transfer agent to the Portfolio. In compensation for SSGA FM’s services as investment adviser and administrator and for State Street’s services as custodian, sub-administrator and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees expense), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Portfolio, acts as the securities lending agent for the Portfolio, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Portfolio, and 15% payable to State Street.
In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Portfolio may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolio owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2017, are disclosed in the Schedule of Investments.
On March 8, 2017, the Portfolio received a non-recurring litigation payment of $6,722, from State Street Corporation, an affiliate of the Adviser, which is recorded as a realized gain in the Statement of Operations.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees, who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Portfolio. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2017

6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended December 31, 2017, were as follows:
	Purchases	Sales
State Street Equity 500 Index Portfolio	$35,529,815	$192,019,343
7.    Income Tax Information
The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for its tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.
The Portfolio files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Portfolio’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
As of December 31, 2017, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Equity 500 Index Portfolio	$568,146,969	$1,141,277,507	$72,921,464	$1,068,356,043
8.    Securities Lending
The Portfolio may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Portfolio will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Portfolio may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, the Portfolio will bear the risk of loss of any cash collateral that it may invest. The Portfolio receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, the Portfolio will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of December 31, 2017, and the value of the invested cash collateral are disclosed in the Portfolio's Statement of Assets and Liabilities. Non-cash collateral is not disclosed in the Portfolio's Statement of Assets and Liabilities as it is held by the lending agent on behalf of the Portfolio, and the Portfolio does not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Portfolio's Statement of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2017

The following is a summary of the Portfolio’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2017:
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non Cash Collateral Received*	Total Collateral Received
State Street Equity 500 Index Portfolio	$21,975,355	$818,690	$21,872,186	$22,690,876

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.
The following table reflects a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged or securities loaned, and the remaining contractual maturity of those transactions as of December 31, 2017:
		Remaining Contractual Maturity of the Agreements As of December 31, 2017
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Equity 500 Index Portfolio	Common Stocks	$818,690	$—	$—	$—	$818,690	$818,690
9.    Line of Credit
The Portfolio and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
Prior to October 12, 2017, the Portfolio and other affiliated funds participated in a $360 million revolving credit facility.
The Portfolio had no outstanding loans as of December 31, 2017.
10.    Risks
Concentration Risk
As a result of the Portfolio’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Portfolio’s investments more than if the Portfolio were more broadly diversified.
Market and Credit Risk
In the normal course of business, the Portfolio trades financial instruments and enters into transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Portfolio may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio has unsettled or open transactions defaults.
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NOTES TO FINANCIAL STATEMENTS  (continued)
December 31, 2017

11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Portfolio through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Owners of Beneficial Interest and Board of Trustees of State Street Equity 500 Index Portfolio:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of State Street Equity 500 Index Portfolio (the “Portfolio”) (one of the portfolios constituting State Street Master Funds (the “Trust”)), including the schedule of investments, as of December 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) at December 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financials reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
February 28, 2018
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OTHER INFORMATION December 31, 2017 (Unaudited)

Expense Example
As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2017 to December 31, 2017.
The table below illustrates your Portfolio’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Equity 500 Index Portfolio	0.05%	$1,119.70	$0.27	$1,025.00	$0.26

(a)	Hypothetical expenses are equal to the Portfolio's annualized net expense ratio multiplied by the average account value of the year multiplied by184, then divided by 365.
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STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION   (continued)
December 31, 2017 (Unaudited)

Proxy Voting Policies and Procedures and Records
The Portfolio has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Portfolio have adopted to determine how to vote proxies relating to portfolio securities are contained in the Portfolio’s Statement of Additional Information, which is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Portfolio voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Portfolio will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolio’s Form N-Q is available (i) without charge, upon request, by calling the Portfolio at 1-800-997-7327, (ii) on the SEC’s website at www.sec.gov, or (iii) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
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STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION   (continued)
December 31, 2017 (Unaudited)

TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	67	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	73	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	73	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1/14	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	73	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	73	Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009).
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STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION   (continued)
December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	67	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 7/99	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 -1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	73	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	73	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Trustee	Term: Indefinite Appointed: 2/07	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	234	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
26

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION   (continued)
December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
BRUCE S. ROSENBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
ANN M. CARPENTER SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 11/16	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016).
SUJATA UPRETI SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Assistant Vice President, SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
27

STATE STREET MASTER FUNDS
STATE STREET EQUITY 500 INDEX PORTFOLIO
OTHER INFORMATION   (continued)
December 31, 2017 (Unaudited)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
JOSHUA A. WEINBERG SSGA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Portfolio's directors and is available, without charge, upon request and by calling 1-800-997-7327.
28

Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Custodian, Sub-Administrator and Transfer Agent
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.
State Street Equity 500 Index Portfolio
State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206
The information contained in this report is intended for the general information of shareholders of the Portfolio and shareholders of any fund invested in the Portfolio. Interests in the Portfolio are offered solely to eligible investors in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the 1933 Act. This report is not authorized for distribution (i) to prospective investors in any fund invested in the Portfolio unless preceded or accompanied by a current offering document for such fund or (ii) to prospective eligible investors in the Portfolio unless preceded or accompanied by a current offering document of the Portfolio. Eligible investors in the Portfolio may obtain a current Portfolio offering document by calling 1-800-997-7327. Please read the offering document carefully before investing in the Portfolio.

Annual Report
August 31, 2018
SSGA Funds
State Street Dynamic Small Cap Fund (formerly, SSGA Dynamic Small Cap Fund)
State Street Disciplined Emerging Markets Equity Fund
State Street International Stock Selection Fund (formerly, SSGA International Stock Selection Fund)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com.Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

State Street Dynamic Small Cap Fund
Management's Discussion of Fund Performance (Unaudited)
The State Street Dynamic Small Cap Fund (the “Fund”) seeks to maximize the total return through investment in equity securities. The Fund’s benchmark is Russell 2000® Index (the “Index”).
For the 12-month period ended August 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class N was 21.99%, and the Index was 25.45%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Value, Quality, and Sentiment based factors were primary drivers of Fund performance during the Reporting Period relative to the Index. Valuation based factors had a challenging year, detracting from overall performance relative to the Index, because stocks with expensive valuations continued higher. Sentiment based factors were the strongest performing factor family as the U.S. small cap market, as represented by the Index, returned more than 25% over the course of the Reporting Period. Quality factors also proved effective demonstrating efficacy during the Reporting Period, because sound and consistent balance sheet metrics were not the leading factors driving market participants.
From a sector perspective, stock selection in the Industrial sector was the largest positive contribution to excess return. Stock selection in Financials and Information Technology were the largest negative contributions.
The Fund used futures in order to equitize cash during the Reporting Period. The Fund’s use of futures did not substantially contribute to or detract from the Fund performance relative to the Index, as index Futures were used.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Insperity, Inc., Unisys Corp. and Kforce Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Nektar Therapeutics, Syneos Health, Inc., and Cirrus Logic, Inc.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
1

State Street Dynamic Small Cap Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Past performance is not a guarantee of future results.
The growth of $10,000 is cumulative. The performance of other shares classes will vary based on the sales charges and the fee structure of those classes.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Line graph is based on cumulative total return.
Average Annual Total Returns as of August 31, 2018

	Total Return One Year Ended August 31, 2018	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Five Years Ended August 31, 2018	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Ten Years Ended August 31, 2018	Adjusted for the Maximum Sales Charge (Max 5.25% Load)
State Street Dynamic Small Cap Fund Class A	21.94%	15.55%	12.04%	10.84%	9.84%	9.24%
State Street Dynamic Small Cap Fund Class I	22.29%	N/A	12.29%	N/A	9.98%	N/A
State Street Dynamic Small Cap Fund Class K	22.30%	N/A	12.41%	N/A	10.04%	N/A
State Street Dynamic Small Cap Fund Class N	21.99%	N/A	12.18%	N/A	9.92%	N/A
Russell 2000® Index(1)	25.45%	N/A	13.00%	N/A	10.46%	N/A

(1)	The Russell 2000® Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000® Index is a subset of the Russell 3000® Index representing approximately 11% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
See accompanying notes to financial statements.
2

State Street Dynamic Small Cap Fund
Performance Summary (Unaudited)  (continued)
The maximum sales charge for Class A shares is 5.25%. A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. Class I, Class K, and Class N are not subject to a sales charge.
Adjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees and the maximum sales load of Class A. Unadjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees. Unadjusted returns do not reflect sales charges and would have been lower if they had. Performance shown for the periods prior to the inception of Class I and K shares on July 7, 2014, reflects the historical performance of the Fund’s Class N shares. Had the Fund’s Class I and K fees been reflected, the returns shown for those periods would have been higher.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance includes reinvestment of all distributions. The gross expense ratio for the SSGA Dynamic Small Cap Fund as stated in the Fees and Expenses table of the most recent prospectus is 2.18%, 1.93%, 1.73%, and 1.98% for Class A, I, and K, and N, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Performance data reflects an expense limitation currently in effect, without which returns would have been lower.
See accompanying notes to financial statements.
3

State Street Dynamic Small Cap Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of August 31, 2018

Description	% of Net Assets
Haemonetics Corp.	1.0%
Insperity, Inc.	0.9
Stamps.com, Inc.	0.9
EMCOR Group, Inc.	0.8
Integer Holdings Corp.	0.8
TOTAL	4.4%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of August 31, 2018

% of Net Assets
Banks	11.1%
IT Services	5.4
Specialty Retail	5.2
Mortgage Real Estate Investment Trust (REITs)	4.4
Semiconductors & Semiconductor Equipment	4.4
Health Care Providers & Services	4.2
Equity Real Estate Investment Trusts (REITs)	4.0
Professional Services	3.9
Health Care Equipment & Supplies	3.8
Electronic Equipment, Instruments & Components	3.6
Biotechnology	3.5
Hotels, Restaurants & Leisure	3.3
Oil, Gas & Consumable Fuels	3.2
Commercial Services & Supplies	3.1
Machinery	2.7
Household Durables	2.7
Internet Software & Services	2.4
Trading Companies & Distributors	2.3
Software	2.1
Thrifts & Mortgage Finance	2.0
Textiles, Apparel & Luxury Goods	1.9
Construction & Engineering	1.6
Insurance	1.5
Chemicals	1.5
Health Care Technology	1.5
Life Sciences Tools & Services	1.4
Metals & Mining	1.4
Aerospace & Defense	1.3
Building Products	1.2
Pharmaceuticals	1.1
Consumer Finance	1.1
Media	1.1
Auto Components	1.0
Air Freight & Logistics	0.7
Road & Rail	0.7
Energy Equipment & Services	0.6
Capital Markets	0.4
Marine	0.3
Distributors	0.3
Leisure Equipment & Products	0.3
Diversified Consumer Services	0.3
Airlines	0.2
Paper & Forest Products	0.1
Electric Utilities	0.1
Food & Staples Retailing	0.1
Gas Utilities	0.1
Food Products	0.0*
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.0)
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
4

State Street Disciplined Emerging Markets Equity Fund
Management's Discussion of Fund Performance (Unaudited)
The State Street Disciplined Emerging Markets Equity Fund (the “Fund”) seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers. The Fund’s benchmark is the MSCI Emerging Markets Index (the “Index”).
For the 12-month period ended August 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class N was –1.29%, and the Index was –0.68%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
The primary drivers of Fund performance during the Reporting Period were exposure to Quality factors, country/stock positioning in Taiwan, and stock country/stock positioning within Brazil. From a factor perspective, Emerging Markets equities experienced heightened volatility over the Reporting Period as a result of a strengthening USD, rising interest rates, and idiosyncratic political events in markets such as Turkey, South Korea, and Brazil. In such an environment, emerging markets investors historically tend to prefer higher stocks exhibiting Quality characteristics and the Fund’s overweight exposure to stocks identified as having Quality characteristics helped performance. From a negative standpoint, the Fund’s exposure to smaller countries, deemed lower risk by our investment models, hurt relative performance. These include exposures to Hungary, Poland, Indonesia, and the Philippines.
The Fund carried a persistent overweight to Taiwanese equities during the Reporting Period as the market was attractive from a valuation perspective and has generally historically exhibited less volatility than many other countries represented within the Index. At the aggregate level Taiwan returned +5.70% versus –0.68% for the broader Index. At the stock level, the Fund also benefitted from an underweight position to Brazil where equities underperformed as a result of political uncertainty and a prolonged economic recession. Brazilian equities returned –15.82% during the Reporting Period and the Fund benefitted from underweights to the Financials and Consumer Staples sectors.
The Fund used equity index futures in order to assist with exposure management during the Reporting Period. The Fund’s use of equity index futures had a relatively minimal impact on Fund performance as compared to the Index.
On an individual security level, the top positive contributors during the Reporting Period relative to the Index were:
1) An overweight position to China Communication Services (+58.40%) in China
2) An overweight position to Wuxi Little Swan (+18.96%) in Taiwan
3) An overweight to Padini Holdings (+53.15%) in Malaysia
On an individual security level, the top negative contributors during the Reporting Period relative to the Index were:
1) An overweight position to Bank Tabungan Negara (–19.61%) in Indonesia
2) An underweight position to China Conch Venture Holdings (+92.55%) in China
3) An overweight position to Thai Oil (–11.48%) in Thailand.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
5

State Street Disciplined Emerging Markets Equity Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Past performance is not a guarantee of future results.
The growth of $10,000 is cumulative. The performance of other shares classes will vary based on the sales charges and the fee structure of those classes.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Line graph is based on cumulative total return.
Average Annual Total Returns as of August 31, 2018

	Total Return One Year Ended August 31, 2018	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Five Years Ended August 31, 2018	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Ten Years Ended August 31, 2018	Adjusted for the Maximum Sales Charge (Max 5.25% Load)
State Street Disciplined Emerging Markets Equity Fund Class A	(1.31%)	(6.48%)	1.03%	(0.05%)	0.42%	(0.13%)
State Street Disciplined Emerging Markets Equity Fund Class I	(1.15%)	N/A	1.28%	N/A	0.60%	N/A
State Street Disciplined Emerging Markets Equity Fund Class K	(1.22%)	N/A	1.36%	N/A	0.65%	N/A
State Street Disciplined Emerging Markets Equity Fund Class N	(1.29%)	N/A	1.17%	N/A	0.55%	N/A
MSCI ® Emerging Markets Index(1)	(0.68%)	N/A	5.04%	N/A	3.45%	N/A

(1)	The MSCI® Emerging Markets Index is comprised of 26 countries. MSCI targets to capture 85% of free float-adjusted companies within each industry group in every country. Designation as an emerging market is determined by a number of factors, such as gross domestic product per capita; local government regulations; perceived investment risk; foreign ownership limits and capital controls; or the general perception by the investment community when determining an “emerging” classification of a market.
See accompanying notes to financial statements.
6

State Street Disciplined Emerging Markets Equity Fund
Performance Summary (Unaudited)  (continued)
The maximum sales charge for Class A shares is 5.25%. A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. Class I, Class K, and Class N are not subject to a sales charge.
Adjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees and the maximum sales load of Class A. Unadjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees. Unadjusted returns do not reflect sales charges and would have been lower if they had. Performance shown for the periods prior to the inception of Class I and K shares on July 7, 2014, reflects the historical performance of the Fund’s Class N shares. Had the Fund’s Class I and K fees been reflected, the returns shown for those periods would have been higher.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance includes reinvestment of all distributions. The gross expense ratio for the State Street Disciplined Emerging Markets Equity Fund as stated in the Fees and Expenses table of the most recent prospectus is 1.85%, 1.60%, and 1.40%, and 1.65% for Class A, I, K, and N, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Performance data reflects an expense limitation currently in effect, without which returns would have been lower.
See accompanying notes to financial statements.
7

State Street Disciplined Emerging Markets Equity Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of August 31, 2018

Description	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	3.2%
Infosys, Ltd.	3.0
Public Bank Bhd	3.0
Chunghwa Telecom Co., Ltd.	2.7
CNOOC, Ltd.	2.7
TOTAL	14.6%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of August 31, 2018

% of Net Assets
Banks	17.4%
Diversified Telecommunication Services	12.3
Oil, Gas & Consumable Fuels	9.0
IT Services	5.5
Semiconductors & Semiconductor Equipment	5.2
Chemicals	4.9
Independent Power Producers & Energy Traders	3.9
Wireless Telecommunication Services	3.4
Metals & Mining	3.3
Real Estate Investment Trusts (REITs)	3.1
Technology Hardware, Storage & Peripherals	2.9
Transportation Infrastructure	2.6
Household Durables	1.8
Construction Materials	1.8
Tobacco	1.7
Food Products	1.7
Electric Utilities	1.4
Diversified Financial Services	1.1
Paper & Forest Products	1.1
Internet Software & Services	1.0
Textiles, Apparel & Luxury Goods	1.0
Pharmaceuticals	1.0
Airlines	0.9
Trading Companies & Distributors	0.9
Construction & Engineering	0.8
Road & Rail	0.8
Food & Staples Retailing	0.7
Life Sciences Tools & Services	0.7
Water Utilities	0.7
Specialty Retail	0.6
Marine	0.6
Insurance	0.5
Commercial Services & Supplies	0.5
Software	0.4
Automobiles	0.4
Electronic Equipment, Instruments & Components	0.4
Capital Markets	0.4
Gas Utilities	0.4
Consumer Finance	0.3
Personal Products	0.2
Auto Components	0.2
Beverages	0.2
Air Freight & Logistics	0.2
Health Care Providers & Services	0.2
Media	0.2
Short-Term Investments	0.9
Other Assets in Excess of Liabilities	0.8
TOTAL	100.0%
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
8

State Street International Stock Selection Fund
Management's Discussion of Fund Performance (Unaudited)
The State Street International Stock Selection Fund (the “Fund”) seeks to provide long-term capital growth by investing primarily in securities of foreign issuers. The Fund’s benchmark is the MSCI EAFE Net Dividend Index (the “Index”).
For the 12-month period ended August 31, 2018 (the “Reporting Period”), the total return for the Fund’s Class N was –3.06%, and the Index was 4.39%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.
Value, Quality, and Sentiment based factors were primary drivers of Fund performance during the Reporting Period relative to the Index. Quality factors experienced muted performance because sound and consistent balance sheet metrics were not the leading factors driving market participants, while valuation based factors had a challenging year detracting from overall performance because stocks with expensive valuations continued higher. Sentiment based factors were the strongest performing factor family over the Reporting Period because stocks with high momentum continued higher.
Stock selection in Industrials and Consumer Discretionary sectors were the largest negative contributions, while stock selection in the Consumer Staple sector was the largest positive contribution to excess return relative to the Index.
The Fund used futures in order to equitize cash during the Reporting Period. The Fund’s use of futures did not substantially contribute to or detract from the Fund performance relative to the Index, as index futures were used.
On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Swedish Match, Stora Enso Oyj and Link Real Estate Investment Trust. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Bayer, Vistas Wind Systems, Danske Bank.
The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.
See accompanying notes to financial statements.
9

State Street International Stock Selection Fund
Performance Summary (Unaudited)
Comparison of Change in Value of a $10,000 Investment
(Based on Net Asset Value)
Past performance is not a guarantee of future results.
The growth of $10,000 is cumulative. The performance of other shares classes will vary based on the sales charges and the fee structure of those classes.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Line graph is based on cumulative total return.
Average Annual Total Returns as of August 31, 2018

	Total Return One Year Ended August 31, 2018	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Five Years Ended August 31, 2018	Adjusted for the Maximum Sales Charge (Max 5.25% Load)	Average Annual Total Return Ten Years Ended August 31, 2018	Adjusted for the Maximum Sales Charge (Max 5.25% Load)
State Street International Stock Selection Fund Class A	(3.35%)	(8.41%)	4.90%	3.77%	2.15%	1.61%
State Street International Stock Selection Fund Class I	(2.84%)	N/A	5.22%	N/A	2.41%	N/A
State Street International Stock Selection Fund Class K	(2.80%)	N/A	5.31%	N/A	2.45%	N/A
State Street International Stock Selection Fund Class N	(3.06%)	N/A	5.11%	N/A	2.36%	N/A
MSCI ® EAFE® Index (Net Dividend) (reflects no deduction for fees, expenses or taxes)(1)	4.39%	N/A	5.73%	N/A	3.66%	N/A

(1)	The MSCI® EAFE® Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
See accompanying notes to financial statements.
10

State Street International Stock Selection Fund
Performance Summary (Unaudited)  (continued)
The maximum sales charge for Class A shares is 5.25%. A contingent deferred sales charge (“CDSC”) of 1.00% may be assessed on redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1,000,000 or more. Class I, Class K, and Class N are not subject to a sales charge.
Adjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees and the maximum sales load of Class A. Unadjusted Performance shown for the periods prior to the inception of Class A shares on July 7, 2014 reflects the historical performance of the Fund’s Class N shares adjusted to reflect the higher expenses of Class A shares, including applicable 12b-1 fees. Unadjusted returns do not reflect sales charges and would have been lower if they had. Performance shown for the periods prior to the inception of Class I and K shares on July 7, 2014, reflects the historical performance of the Fund’s Class N shares. Had the Fund’s Class I and K fees been reflected, the returns shown for those periods would have been higher.
Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.ssgafunds.com for most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance includes reinvestment of all distributions. The gross expense ratio for the SSGA International Stock Selection Fund as stated in the Fees and Expenses table of the most recent prospectus is 1.44%, 1.19%, 0.99% and 1.24% for Class A, I, K, and N, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Performance data reflects an expense limitation currently in effect, without which returns would have been lower.
See accompanying notes to financial statements.
11

State Street International Stock Selection Fund
Portfolio Statistics (Unaudited)
Top Five Holdings as of August 31, 2018

Description	% of Net Assets
Novartis AG	2.9%
Toyota Motor Corp.	2.4
Sanofi	1.9
Astellas Pharma, Inc.	1.8
Eni SpA	1.8
TOTAL	10.8%
(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)
Industry Breakdown as of August 31, 2018

% of Net Assets
Pharmaceuticals	10.3%
Banks	8.4
Insurance	8.1
Oil, Gas & Consumable Fuels	5.7
Trading Companies & Distributors	4.4
Automobiles	3.9
Real Estate Investment Trusts (REITs)	3.9
Food & Staples Retailing	3.5
Technology Hardware, Storage & Peripherals	3.3
Airlines	2.9
Household Durables	2.8
Electric Utilities	2.7
Chemicals	2.7
Construction & Engineering	2.5
Diversified Telecommunication Services	2.5
Paper & Forest Products	2.5
Food Products	2.4
Metals & Mining	2.3
Beverages	2.1
Capital Markets	1.9
Auto Components	1.7
Tobacco	1.7
Electronic Equipment, Instruments & Components	1.6
Building Products	1.1
Wireless Telecommunication Services	1.1
Machinery	1.1
Multiline Retail	1.0
Multi-Utilities	1.0
Media	0.9
IT Services	0.9
Health Care Providers & Services	0.8
Real Estate Management & Development	0.7
Health Care Equipment & Supplies	0.6
Electrical Equipment	0.6
Aerospace & Defense	0.6
Professional Services	0.5
Gas Utilities	0.5
Transportation Infrastructure	0.5
Construction Materials	0.5
Semiconductors & Semiconductor Equipment	0.4
Industrial Conglomerates	0.3
Consumer Finance	0.3
Textiles, Apparel & Luxury Goods	0.2
Marine	0.2
Equity Real Estate Investment Trusts (REITs)	0.1
Road & Rail	0.1
Containers & Packaging	0.1
Thrifts & Mortgage Finance	0.1
Short-Term Investments	2.0
Other Assets in Excess of Liabilities	0.0*
TOTAL	100.0%

*	Amount shown represents less than 0.05% of net assets.
(The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to financial statements.
12

STATE STREET DYNAMIC SMALL CAP FUND SCHEDULE OF INVESTMENTS
August 31, 2018

Security Description	Shares	Value
COMMON STOCKS — 99.1%
CONSUMER DISCRETIONARY — 16.1%
Aaron's, Inc.	4,181	$ 207,879
Abercrombie & Fitch Co. Class A	4,808	104,189
American Eagle Outfitters, Inc.	7,872	204,357
Asbury Automotive Group, Inc. (a)	2,325	173,213
Bloomin' Brands, Inc.	8,358	161,309
Brinker International, Inc. (b)	4,391	194,434
Buckle, Inc. (b)	879	22,634
Caleres, Inc.	5,094	206,205
Cheesecake Factory, Inc. (b)	1,961	104,266
Children's Place, Inc. (b)	996	140,187
Citi Trends, Inc.	1,397	43,223
Cooper-Standard Holdings, Inc. (a)	1,389	192,279
Dine Brands Global, Inc. (b)	1,923	160,417
DSW, Inc. Class A	6,626	220,381
Escalade, Inc.	581	7,727
Guess?, Inc.	1,458	35,721
Helen of Troy, Ltd. (a)	1,802	214,348
Johnson Outdoors, Inc. Class A	351	35,549
La-Z-Boy, Inc.	5,556	184,737
Malibu Boats, Inc. Class A (a)	795	38,327
MCBC Holdings, Inc. (a)	840	23,159
MDC Holdings, Inc.	3,401	107,812
Movado Group, Inc.	3,476	148,078
National CineMedia, Inc.	19,530	177,723
New Media Investment Group, Inc.	6,296	100,106
RCI Hospitality Holdings, Inc.	4,827	156,540
Ruth's Hospitality Group, Inc.	3,463	106,660
Speedway Motorsports, Inc.	153	2,737
Steven Madden, Ltd.	3,663	213,004
Strategic Education, Inc.	642	89,090
Taylor Morrison Home Corp. Class A (a)	6,059	117,908
TopBuild Corp. (a)	1,610	100,271
Tower International, Inc.	2,501	84,534
Weyco Group, Inc.	2,344	83,142
Wolverine World Wide, Inc.	3,723	145,867
		4,308,013
CONSUMER STAPLES — 0.1%
Fresh Del Monte Produce, Inc.	250	9,360
Ingles Markets, Inc. Class A	628	22,577
		31,937
ENERGY — 3.8%
Arch Coal, Inc. Class A (b)	1,811	160,581
Archrock, Inc.	1,267	16,028
California Resources Corp. (a)(b)	881	36,597
CVR Energy, Inc.	374	14,231
Delek US Holdings, Inc.	279	15,206
Denbury Resources, Inc. (a)	29,251	162,928
Exterran Corp. (a)	2,973	81,430
Matrix Service Co. (a)	1,027	21,464
NACCO Industries, Inc. Class A	2,448	86,047
Northern Oil and Gas, Inc. (a)	58,577	202,091
PDC Energy, Inc. (a)	784	41,309
Peabody Energy Corp.	978	40,401
Security Description	Shares	Value
Pioneer Energy Services Corp. (a)	3,321	$ 10,627
SEACOR Holdings, Inc. (a)	711	36,581
Talos Energy, Inc. (a)	347	11,978
W&T Offshore, Inc. (a)	11,741	79,487
		1,016,986
FINANCIALS — 20.5%
AG Mortgage Investment Trust, Inc. REIT	443	8,328
AMERISAFE, Inc.	2,836	180,937
Anworth Mortgage Asset Corp. REIT	11,833	57,745
Ares Commercial Real Estate Corp. REIT	12,263	179,285
Bank of NT Butterfield & Son, Ltd.	3,858	203,857
BankFinancial Corp.	2,142	34,165
Banner Corp.	2,953	189,966
BrightSphere Investment Group PLC	4,167	52,879
Cathay General Bancorp	4,567	193,184
Central Pacific Financial Corp.	5,190	147,033
Cherry Hill Mortgage Investment Corp. REIT	749	13,931
Community Trust Bancorp, Inc.	3,592	177,445
Diamond Hill Investment Group, Inc.	16	2,985
Dynex Capital, Inc. REIT	17,115	109,707
Federal Agricultural Mortgage Corp. Class C	313	24,123
First Business Financial Services, Inc.	3,811	84,452
First Community Bancshares, Inc.	5,327	178,827
First Financial Corp.	3,505	180,332
First Financial Northwest, Inc.	5,600	97,776
First Merchants Corp.	3,072	147,825
Flushing Financial Corp.	6,422	166,458
Green Dot Corp. Class A (a)	2,597	222,485
Heritage Financial Corp. (b)	5,143	186,691
Independence Holding Co.	1,412	49,773
Independent Bank Corp.	6,645	165,793
International Bancshares Corp.	4,273	200,190
Investors Bancorp, Inc.	10,536	134,861
Ladder Capital Corp. REIT	11,013	191,296
MBT Financial Corp.	1,024	11,213
Nelnet, Inc. Class A	1,295	74,657
Northrim BanCorp, Inc.	3,860	171,963
Northwest Bancshares, Inc.	10,422	189,889
Oppenheimer Holdings, Inc. Class A	2,108	65,769
PennyMac Mortgage Investment Trust REIT (b)	9,289	185,594
Peoples Bancorp, Inc.	4,737	169,869
Redwood Trust, Inc. REIT	11,002	186,814
Republic Bancorp, Inc. Class A	3,606	175,288
Sutherland Asset Management Corp. REIT	2,912	49,941
United Community Financial Corp.	4,482	46,389
United Fire Group, Inc.	3,341	165,480
Walker & Dunlop, Inc.	1,113	60,658
Washington Federal, Inc.	5,130	174,933

See accompanying notes to financial statements.
13

STATE STREET DYNAMIC SMALL CAP FUND SCHEDULE OF INVESTMENTS  (continued)
August 31, 2018

Security Description	Shares	Value
Western Asset Mortgage Capital Corp. REIT	16,514	$ 183,801
		5,494,587
HEALTH CARE — 15.5%
ACADIA Pharmaceuticals, Inc. (a)(b)	268	3,811
Acceleron Pharma, Inc. (a)(b)	164	8,859
Aerie Pharmaceuticals, Inc. (a)(b)	189	11,595
AMAG Pharmaceuticals, Inc. (a)(b)	1,997	48,727
Amicus Therapeutics, Inc. (a)(b)	1,547	20,854
AMN Healthcare Services, Inc. (a)	3,147	183,470
Amneal Pharmaceuticals, Inc. (a)	414	9,563
AnaptysBio, Inc. (a)(b)	73	6,471
Arena Pharmaceuticals, Inc. (a)	329	12,778
Array BioPharma, Inc. (a)(b)	1,639	25,519
Arsanis, Inc. (a)(b)	211	483
Atara Biotherapeutics, Inc. (a)(b)	168	6,880
Blueprint Medicines Corp. (a)	359	27,525
Cambrex Corp. (a)	93	6,268
Chimerix, Inc. (a)	3,336	13,311
Clovis Oncology, Inc. (a)(b)	255	9,116
Concert Pharmaceuticals, Inc. (a)	2,602	41,034
CONMED Corp.	2,502	201,236
Corcept Therapeutics, Inc. (a)	1,083	16,267
CorVel Corp. (a)	2,694	160,158
CTI BioPharma Corp. (a)(b)	192	361
CytomX Therapeutics, Inc. (a)	290	6,522
Editas Medicine, Inc. (a)(b)	194	6,369
Emergent BioSolutions, Inc. (a)	1,230	76,260
Enanta Pharmaceuticals, Inc. (a)	509	46,283
Endo International PLC (a)(b)	5,004	85,819
Ensign Group, Inc.	5,075	198,280
FibroGen, Inc. (a)	854	52,222
Galectin Therapeutics, Inc. (a)(b)	250	1,618
Global Blood Therapeutics, Inc. (a)(b)	246	12,042
Haemonetics Corp. (a)	2,303	257,107
Halozyme Therapeutics, Inc. (a)	742	13,660
HealthStream, Inc.	5,904	187,334
Heron Therapeutics, Inc. (a)(b)	403	15,536
HMS Holdings Corp. (a)	6,522	209,030
Horizon Pharma PLC (a)	2,001	42,301
ImmunoGen, Inc. (a)	1,592	16,222
Immunomedics, Inc. (a)(b)	978	26,171
Insmed, Inc. (a)(b)	380	7,573
Integer Holdings Corp. (a)	2,821	225,398
Intellia Therapeutics, Inc. (a)(b)	762	23,569
Intercept Pharmaceuticals, Inc. (a)(b)	139	15,540
Iovance Biotherapeutics, Inc. (a)(b)	743	13,151
Ironwood Pharmaceuticals, Inc. (a)(b)	853	16,412
Ligand Pharmaceuticals, Inc. (a)(b)	443	115,043
Loxo Oncology, Inc. (a)(b)	232	39,203
Luminex Corp.	5,535	156,142
Madrigal Pharmaceuticals, Inc. (a)(b)	25	5,980
Mallinckrodt PLC (a)	1,424	49,071
Security Description	Shares	Value
Medicines Co. (a)(b)	433	$ 17,151
Medpace Holdings, Inc. (a)	3,100	185,349
MiMedx Group, Inc. (a)(b)	1,246	6,604
Momenta Pharmaceuticals, Inc. (a)	332	8,798
MyoKardia, Inc. (a)(b)	111	6,843
Myriad Genetics, Inc. (a)	1,679	83,597
National HealthCare Corp.	2,403	185,199
Orthofix Medical, Inc. (a)	3,000	160,680
Pacira Pharmaceuticals, Inc. (a)	120	5,658
Phibro Animal Health Corp. Class A	753	35,542
Portola Pharmaceuticals, Inc. (a)(b)	410	12,238
Prestige Consumer Healthcare, Inc. (a)	192	7,392
Providence Service Corp. (a)	2,329	156,369
PTC Therapeutics, Inc. (a)	393	16,404
Puma Biotechnology, Inc. (a)(b)	82	3,604
RadNet, Inc. (a)	7,474	103,515
REGENXBIO, Inc. (a)	199	14,020
Repligen Corp. (a)(b)	134	7,354
Sangamo Therapeutics, Inc. (a)(b)	1,041	18,998
Spark Therapeutics, Inc. (a)(b)	165	10,166
Spectrum Pharmaceuticals, Inc. (a)	1,110	23,898
Supernus Pharmaceuticals, Inc. (a)	358	15,859
Syneos Health, Inc. (a)	341	16,999
Tivity Health, Inc. (a)(b)	3,578	123,083
Ultragenyx Pharmaceutical, Inc. (a)(b)	372	31,520
Utah Medical Products, Inc.	1,637	148,721
Xencor, Inc. (a)	183	7,648
Zogenix, Inc. (a)(b)	170	8,211
		4,155,564
INDUSTRIALS — 18.0%
ACCO Brands Corp.	9,549	118,408
Applied Industrial Technologies, Inc.	2,700	208,035
Briggs & Stratton Corp.	7,160	144,346
CBIZ, Inc. (a)	1,295	30,951
Comfort Systems USA, Inc.	3,523	202,220
Continental Building Products, Inc. (a)	4,936	184,113
Costamare, Inc.	2,732	19,206
CRA International, Inc.	3,074	175,710
CSW Industrials, Inc. (a)	367	20,552
EMCOR Group, Inc.	2,823	226,122
Forward Air Corp.	3,098	199,077
FTI Consulting, Inc. (a)	2,561	195,199
Gorman-Rupp Co.	4,395	161,121
H&E Equipment Services, Inc.	4,487	156,192
Hillenbrand, Inc.	3,957	202,401
Insperity, Inc.	1,971	236,224
Interface, Inc.	7,167	168,783
Kforce, Inc.	4,373	183,885
Knoll, Inc.	7,071	166,451
Korn/Ferry International	3,257	218,642
Masonite International Corp. (a)	90	6,026
Matson, Inc.	1,406	52,528
McGrath RentCorp	3,083	178,814
Miller Industries, Inc.	569	16,387

See accompanying notes to financial statements.
14

STATE STREET DYNAMIC SMALL CAP FUND SCHEDULE OF INVESTMENTS  (continued)
August 31, 2018

Security Description	Shares	Value
Moog, Inc. Class A	2,030	$ 160,187
National Presto Industries, Inc. (b)	1,334	176,888
Rush Enterprises, Inc. Class B	1,676	74,247
Saia, Inc. (a)	425	33,681
Simpson Manufacturing Co., Inc.	1,534	117,765
SkyWest, Inc.	815	53,220
Tetra Tech, Inc.	3,098	216,240
Triton International, Ltd.	4,514	170,539
Watts Water Technologies, Inc. Class A	2,310	190,460
Werner Enterprises, Inc.	4,413	163,502
		4,828,122
INFORMATION TECHNOLOGY — 17.9%
American Software, Inc. Class A	9,084	163,330
Bottomline Technologies de, Inc. (a)(b)	571	37,669
Brooks Automation, Inc.	3,808	150,073
Cass Information Systems, Inc.	1,088	77,825
Cirrus Logic, Inc. (a)	2,352	103,370
CSG Systems International, Inc.	3,574	133,489
Diodes, Inc. (a)	4,974	188,614
Entegris, Inc.	6,284	213,028
ePlus, Inc. (a)	1,771	183,564
EVERTEC, Inc.	7,595	182,660
Hackett Group, Inc.	6,762	138,418
Insight Enterprises, Inc. (a)	3,139	173,084
j2 Global, Inc.	2,566	211,875
ManTech International Corp. Class A	2,348	155,719
Nanometrics, Inc. (a)	3,943	172,743
Novanta, Inc. (a)	372	28,495
OSI Systems, Inc. (a)	1,758	136,931
Perficient, Inc. (a)	6,745	193,784
Progress Software Corp.	4,917	201,253
Rambus, Inc. (a)	14,255	174,196
Rosetta Stone, Inc. (a)	10,930	172,694
Rudolph Technologies, Inc. (a)	6,150	170,970
Sanmina Corp. (a)	6,287	193,640
ScanSource, Inc. (a)	1,122	45,609
Stamps.com, Inc. (a)	911	226,338
Sykes Enterprises, Inc. (a)	5,427	164,113
Travelport Worldwide, Ltd.	10,711	198,903
Unisys Corp. (a)(b)	11,655	216,783
Vishay Intertechnology, Inc. (b)	8,036	191,257
XO Group, Inc. (a)	6,004	180,480
		4,780,907
MATERIALS — 3.0%
Boise Cascade Co.	674	29,454
Hawkins, Inc.	94	3,882
Innophos Holdings, Inc.	3,824	167,147
Kaiser Aluminum Corp.	1,711	187,508
PolyOne Corp.	867	36,639
Trinseo SA	2,412	186,086
Security Description	Shares	Value
Warrior Met Coal, Inc. (b)	1,341	$ 32,251
Worthington Industries, Inc.	3,260	151,851
		794,818
REAL ESTATE — 4.0%
BRT Apartments Corp. REIT	1,643	21,145
Chesapeake Lodging Trust REIT	6,174	203,186
CoreCivic, Inc. REIT	8,186	211,936
Ryman Hospitality Properties, Inc. REIT	2,522	223,777
Tanger Factory Outlet Centers, Inc. REIT	1,286	30,941
Tier REIT, Inc.	7,770	185,237
Xenia Hotels & Resorts, Inc. REIT	8,372	203,105
		1,079,327
UTILITIES — 0.2%
ONE Gas, Inc.	449	35,260
PNM Resources, Inc.	436	16,982
		52,242
TOTAL COMMON STOCKS (Cost $23,279,601)		26,542,503

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.91% (c) (d)	285,444	285,444
State Street Navigator Securities Lending Government Money Market Portfolio (c) (e)	229,827	229,827
TOTAL SHORT-TERM INVESTMENTS (Cost $515,271)		515,271
TOTAL INVESTMENTS — 101.0% (Cost $23,794,872)		27,057,774
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%		(273,212)
NET ASSETS — 100.0%		$ 26,784,562

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at August 31, 2018.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended August 31, 2018 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at August 31, 2018.
(e)	Investment of cash collateral for securities loaned.

REIT	=Real Estate Investment Trust

See accompanying notes to financial statements.
15

STATE STREET DYNAMIC SMALL CAP FUND SCHEDULE OF INVESTMENTS  (continued)
August 31, 2018

At August 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
E-mini Russell 2000 Index (long)	3	09/21/2018	$249,576	$261,090	$11,514
During the period ended August 31, 2018, average notional value related to futures contracts was $82,552 representing 0.3% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Consumer Discretionary	$ 4,308,013	$—	$—	$ 4,308,013
Consumer Staples	31,937	—	—	31,937
Energy	1,016,986	—	—	1,016,986
Financials	5,494,587	—	—	5,494,587
Health Care	4,155,564	—	—	4,155,564
Industrials	4,828,122	—	—	4,828,122
Information Technology	4,780,907	—	—	4,780,907
Materials	794,818	—	—	794,818
Real Estate	1,079,327	—	—	1,079,327
Utilities	52,242	—	—	52,242
Short-Term Investments	515,271	—	—	515,271
TOTAL INVESTMENTS	$27,057,774	$—	$—	$27,057,774
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	11,514	—	—	11,514
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$27,069,288	$—	$—	$27,069,288

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/17	Value at 8/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/18	Value at 8/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	104,563	$104,563	$13,659,673	$13,478,792	$—	$—	285,444	$285,444	$3,687	$—
State Street Navigator Securities Lending Government Money Market Portfolio	554,024	554,024	3,638,798	3,962,995	—	—	229,827	229,827	4,941	—
Total		$658,587	$17,298,471	$17,441,787	$—	$—		$515,271	$8,628	$—
See accompanying notes to financial statements.
16

STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS
August 31, 2018

Security Description	Shares	Value
COMMON STOCKS — 98.3%
BRAZIL — 1.4%
Fibria Celulose SA	27,500	$ 534,593
Fibria Celulose SA ADR	8,600	166,754
Itau Unibanco Holding SA Preference Shares	28,100	291,617
		992,964
CHILE — 0.5%
Engie Energia Chile SA	197,381	360,809
CHINA — 20.5%
Agricultural Bank of China, Ltd. Class H	1,313,000	635,694
China Communications Services Corp., Ltd. Class H	1,948,000	1,613,251
China Lilang, Ltd.	189,000	209,498
China Longyuan Power Group Corp., Ltd. Class H	135,000	113,693
China Mobile, Ltd.	166,200	1,562,741
China Petroleum & Chemical Corp. Class H	716,000	719,763
China Resources Pharmaceutical Group, Ltd. (a)	228,000	364,858
China Resources Power Holdings Co., Ltd.	344,000	619,737
China Shenhua Energy Co., Ltd. Class H	421,500	939,799
China Shineway Pharmaceutical Group, Ltd.	99,000	139,757
China Telecom Corp., Ltd. Class H	194,000	91,207
CNOOC, Ltd.	1,051,000	1,858,625
Daqin Railway Co., Ltd. Class A	440,200	556,244
Guangdong Provincial Expressway Development Co., Ltd. Class B	1,549,900	1,220,370
Hengan International Group Co., Ltd.	13,500	121,519
Huaneng Power International, Inc. Class H	402,000	258,141
Industrial & Commercial Bank of China, Ltd. Class H	790,000	581,774
Jiangsu Expressway Co., Ltd. Class H	406,000	513,142
Sinopec Engineering Group Co., Ltd. Class H	113,000	117,769
Sinopec Shanghai Petrochemical Co., Ltd. Class H	124,000	72,832
Tencent Holdings, Ltd.	15,900	688,772
Want Want China Holdings, Ltd.	137,000	111,887
Wuxi Little Swan Co., Ltd. Class B	163,450	787,184
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (a)	40,000	182,704
Yuexiu Transport Infrastructure, Ltd. (b)	94,000	73,056
		14,154,017
CZECH REPUBLIC — 3.0%
CEZ A/S	5,796	146,907
O2 Czech Republic A/S	153,035	1,808,530
Security Description	Shares	Value
Philip Morris CR A/S	118	$ 79,154
		2,034,591
GREECE — 1.2%
Aegean Airlines SA	37,912	348,090
Motor Oil Hellas Corinth Refineries SA	19,225	453,003
		801,093
HONG KONG — 0.6%
Yuexiu Real Estate Investment Trust	646,000	438,692
HUNGARY — 0.6%
Magyar Telekom Telecommunications PLC	244,605	358,546
MOL Hungarian Oil & Gas PLC	7,503	76,520
		435,066
INDIA — 10.4%
Divi's Laboratories, Ltd.	25,443	468,459
HCL Technologies, Ltd.	45,748	674,969
Indraprastha Gas, Ltd.	65,517	268,252
Infosys, Ltd.	102,699	2,086,668
Jagran Prakashan, Ltd.	60,211	107,261
JSW Steel, Ltd.	166,081	928,094
Reliance Industries, Ltd.	74,817	1,309,762
Tata Consultancy Services, Ltd.	16,999	498,133
Tech Mahindra, Ltd.	52,542	567,303
Vardhman Textiles, Ltd.	17,448	270,627
		7,179,528
INDONESIA — 3.7%
Bank Central Asia Tbk PT	168,000	282,851
Bank Rakyat Indonesia Persero Tbk PT	682,200	147,278
Bank Tabungan Negara Persero Tbk PT	4,439,800	828,883
Telekomunikasi Indonesia Persero Tbk PT	5,570,000	1,319,708
		2,578,720
MALAYSIA — 5.5%
Carlsberg Brewery Malaysia Bhd Class B	28,200	139,988
IGB Real Estate Investment Trust	329,400	138,669
Malayan Banking Bhd	132,535	321,219
MISC Bhd	284,500	410,533
Padini Holdings Bhd	291,500	424,180
PPB Group Bhd	72,720	297,286
Public Bank Bhd	336,100	2,054,467
		3,786,342
MEXICO — 2.0%
Bolsa Mexicana de Valores SAB de CV	98,800	199,666
Grupo Financiero Banorte SAB de CV Series O	99,500	681,518
Wal-Mart de Mexico SAB de CV	176,100	487,506
		1,368,690
PAKISTAN — 2.9%
Hub Power Co. Ltd	376,300	280,005

See accompanying notes to financial statements.
17

STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS  (continued)
August 31, 2018

Security Description	Shares	Value
Indus Motor Co., Ltd.	14,220	$ 173,321
Kot Addu Power Co., Ltd.	305,500	139,597
MCB Bank, Ltd.	320,700	519,810
National Bank of Pakistan (c)	285,500	120,363
Nishat Mills, Ltd.	172,400	188,092
Oil & Gas Development Co., Ltd.	480,500	590,069
		2,011,257
PERU — 0.8%
Credicorp, Ltd.	2,600	566,852
PHILIPPINES — 3.7%
Aboitiz Power Corp.	420,800	291,195
Cebu Air, Inc.	207,650	279,622
Globe Telecom, Inc.	11,535	456,499
Manila Electric Co.	72,240	504,496
Manila Water Co., Inc.	987,800	450,780
Metro Pacific Investments Corp.	5,752,700	586,373
		2,568,965
POLAND — 0.6%
Asseco Poland SA	19,835	245,616
Neuca SA	2,106	148,290
		393,906
QATAR — 2.1%
Barwa Real Estate Co.	22,068	218,256
Masraf Al Rayan QSC	11,084	114,767
Ooredoo QSC	31,544	634,172
Qatar Islamic Bank SAQ	11,709	450,222
		1,417,417
RUSSIA — 2.5%
Alrosa PJSC	824,000	1,240,397
LUKOIL PJSC ADR	2,436	168,084
Mobile TeleSystems PJSC ADR	16,400	127,100
Novolipetsk Steel PJSC GDR	6,600	159,984
		1,695,565
SINGAPORE — 0.9%
BOC Aviation, Ltd. (a)	81,500	597,070
SOUTH AFRICA — 1.5%
Growthpoint Properties, Ltd. REIT	264,339	457,624
Sappi, Ltd.	11,381	77,750
Sasol, Ltd. ADR	6,700	263,042
Standard Bank Group, Ltd. (b)	16,727	212,107
		1,010,523
SOUTH KOREA — 7.5%
Coway Co., Ltd.	1,926	158,143
Hyundai Glovis Co., Ltd.	1,261	137,071
Hyundai Mobis Co., Ltd.	797	160,381
KT Corp.	31,131	808,234
KT&G Corp.	11,927	1,082,178
Samsung Card Co., Ltd.	5,345	169,260
Samsung Electronics Co., Ltd. Preference Shares	19,451	693,711
Samsung Electronics Co., Ltd.	24,120	1,049,826
Samsung Fire & Marine Insurance Co., Ltd.	539	128,316
Security Description	Shares	Value
Woori Bank	53,567	$ 784,389
		5,171,509
TAIWAN — 20.8%
ASE Technology Holding Co., Ltd. (c)	65,500	160,578
Asustek Computer, Inc.	29,000	246,899
AU Optronics Corp.	613,000	265,437
Cathay Financial Holding Co., Ltd.	138,000	236,328
Chipbond Technology Corp.	74,000	169,370
Chunghwa Telecom Co., Ltd.	528,000	1,865,147
E.Sun Financial Holding Co., Ltd.	903,487	664,783
First Financial Holding Co., Ltd.	1,945,219	1,301,457
Formosa Chemicals & Fibre Corp.	365,000	1,461,664
Formosa Plastics Corp.	301,000	1,102,474
Fubon Financial Holding Co., Ltd.	142,000	235,318
Greatek Electronics, Inc.	212,000	360,983
Nan Ya Plastics Corp.	160,000	444,864
Powertech Technology, Inc.	225,000	667,345
Sampo Corp.	799,000	349,880
Taiwan Cement Corp.	892,100	1,230,032
Taiwan Mobile Co., Ltd.	47,000	163,731
Taiwan Semiconductor Manufacturing Co., Ltd.	265,782	2,215,211
Taiwan Shin Kong Security Co., Ltd.	288,000	344,587
Ttet Union Corp.	65,000	206,121
Uni-President Enterprises Corp.	224,960	568,351
Yuanta Financial Holding Co., Ltd.	195,000	98,722
		14,359,282
THAILAND — 2.0%
Electricity Generating PCL (d)	140,800	972,221
Land & Houses PCL (d)	1,258,500	434,496
		1,406,717
TURKEY — 0.2%
Tofas Turk Otomobil Fabrikasi A/S	39,360	137,270
UNITED ARAB EMIRATES — 3.4%
Abu Dhabi Commercial Bank PJSC	651,901	1,260,089
Aldar Properties PJSC	1,700,529	893,517
Dubai Islamic Bank PJSC	122,804	171,176
		2,324,782
TOTAL COMMON STOCKS (Cost $55,559,488)		67,791,627

SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.91% (e) (f)	377,932	377,932

See accompanying notes to financial statements.
18

STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS  (continued)
August 31, 2018

Security Description	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio (e) (g)	253,892	$ 253,892
TOTAL SHORT-TERM INVESTMENTS (Cost $631,824)		631,824
TOTAL INVESTMENTS — 99.2% (Cost $56,191,312)		68,423,451
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.8%		521,816
NET ASSETS — 100.0%		$ 68,945,267

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.7% of net assets as of August 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at August 31, 2018.
(c)	Non-income producing security.
(d)	Fair valued as determined in good faith by the Trust’s Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. As of August 31, 2018, total aggregate fair value of securities is $1,406,717 representing 2.0% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended August 31, 2018 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at August 31, 2018.
(g)	Investment of cash collateral for securities loaned.

ADR	= American Depositary Receipt
GDR	= Global Depositary Receipt
REIT	= Real Estate Investment Trust

At August 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI Emerging Markets Index (long)	13	09/21/2018	$720,637	$685,685	$(34,952)
During the period ended August 31, 2018, average notional value related to futures contracts was $1,107,609 representing 1.61% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Brazil	$ 992,964	$ —	$—	$ 992,964
Chile	360,809	—	—	360,809
China	14,154,017	—	—	14,154,017
Czech Republic	2,034,591	—	—	2,034,591
Greece	801,093	—	—	801,093
Hong Kong	438,692	—	—	438,692
Hungary	435,066	—	—	435,066
India	7,179,528	—	—	7,179,528
See accompanying notes to financial statements.
19

STATE STREET DISCIPLINED EMERGING MARKETS EQUITY FUND SCHEDULE OF INVESTMENTS  (continued)
August 31, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Indonesia	$ 2,578,720	$ —	$—	$ 2,578,720
Malaysia	3,786,342	—	—	3,786,342
Mexico	1,368,690	—	—	1,368,690
Pakistan	2,011,257	—	—	2,011,257
Peru	566,852	—	—	566,852
Philippines	2,568,965	—	—	2,568,965
Poland	393,906	—	—	393,906
Qatar	1,417,417	—	—	1,417,417
Russia	1,695,565	—	—	1,695,565
Singapore	597,070	—	—	597,070
South Africa	1,010,523	—	—	1,010,523
South Korea	5,171,509	—	—	5,171,509
Taiwan	14,359,282	—	—	14,359,282
Thailand	—	1,406,717	—	1,406,717
Turkey	137,270	—	—	137,270
United Arab Emirates	2,324,782	—	—	2,324,782
Short-Term Investments	631,824	—	—	631,824
TOTAL INVESTMENTS	$67,016,734	$1,406,717	$—	$68,423,451
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(34,952)	—	—	(34,952)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (34,952)	$ —	$—	$ (34,952)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/17	Value at 8/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/18	Value at 8/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,460,460	$1,460,460	$21,969,764	$23,052,292	$—	$—	377,932	$377,932	$14,549	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	2,354,113	2,100,221	—	—	253,892	253,892	1,143	—
Total		$1,460,460	$24,323,877	$25,152,513	$—	$—		$631,824	$15,692	$—
See accompanying notes to financial statements.
20

STATE STREET INTERNATIONAL STOCK SELECTION FUND SCHEDULE OF INVESTMENTS
August 31, 2018

Security Description	Shares	Value
COMMON STOCKS — 98.0%
AUSTRALIA — 8.1%
Ansell, Ltd.	5,936	$ 107,112
BHP Billiton, Ltd.	14,121	337,134
BlueScope Steel, Ltd.	99,841	1,242,437
Charter Hall Group REIT	59,830	306,244
Coca-Cola Amatil, Ltd.	44,482	300,274
Computershare, Ltd.	20,281	280,228
CSR, Ltd.	400,128	1,239,780
GPT Group REIT	308,404	1,146,249
Macquarie Group, Ltd.	7,905	735,368
Qantas Airways, Ltd.	479,962	2,218,637
Regis Resources, Ltd.	374,015	1,126,605
Sandfire Resources NL	48,064	245,328
Scentre Group REIT	418,726	1,237,201
Sonic Healthcare, Ltd.	40,547	763,419
South32, Ltd.	857,587	2,145,487
Stockland REIT	930,725	2,763,376
Wesfarmers, Ltd.	114,464	4,233,726
Woodside Petroleum, Ltd.	10,908	289,126
		20,717,731
AUSTRIA — 0.1%
OMV AG	4,392	232,622
BELGIUM — 0.6%
Ageas	22,884	1,184,161
Colruyt SA	4,946	293,942
		1,478,103
CHINA — 1.2%
BOC Hong Kong Holdings, Ltd.	649,500	3,169,403
DENMARK — 3.6%
Danske Bank A/S	116,297	3,421,618
Dfds A/S	8,995	474,527
GN Store Nord A/S	18,695	969,653
H Lundbeck A/S	17,571	1,030,916
Novo Nordisk A/S Class B	25,890	1,268,861
Orsted A/S (a)	4,334	273,988
Royal Unibrew A/S	10,454	900,982
Sydbank A/S	16,968	496,712
Topdanmark A/S	11,885	510,029
		9,347,286
FINLAND — 2.0%
Stora Enso Oyj Class R	210,019	3,909,005
UPM-Kymmene Oyj	31,846	1,227,246
		5,136,251
FRANCE — 7.9%
AXA SA	18,617	469,903
Bouygues SA	5,700	251,617
Capgemini SE	1,995	256,463
Cie de Saint-Gobain	60,328	2,595,503
Cie Generale des Etablissements Michelin SCA	27,955	3,308,152
CNP Assurances	99,677	2,298,961
Eiffage SA	2,343	263,696
Faurecia SA	3,311	202,846
Orange SA	16,311	264,115
Security Description	Shares	Value
Pernod Ricard SA	1,609	$ 254,000
Safran SA	2,370	308,935
Sanofi	56,677	4,847,905
Schneider Electric SE	3,108	253,399
Sopra Steria Group	1,510	268,869
TOTAL SA	26,755	1,672,979
Veolia Environnement SA	126,831	2,673,498
Vinci SA	2,773	265,741
		20,456,582
GERMANY — 6.3%
Allianz SE	7,042	1,501,074
AURELIUS Equity Opportunities SE & Co. KGaA	3,618	182,598
Aurubis AG	3,175	233,580
BASF SE	23,602	2,183,189
Bayer AG	39,629	3,697,429
Covestro AG (a)	28,367	2,416,183
Deutsche Lufthansa AG	79,551	2,076,700
Deutsche Pfandbriefbank AG (a)	18,546	271,244
Fresenius Medical Care AG & Co. KGaA	2,773	280,869
Hannover Rueck SE	4,087	561,213
HUGO BOSS AG	2,949	235,574
LEG Immobilien AG	2,502	305,376
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,271	274,113
Rheinmetall AG	2,215	241,474
Sartorius AG Preference Shares	1,872	339,845
Schaeffler AG Preference Shares	17,589	238,872
Siltronic AG	6,423	930,446
Volkswagen AG Preference Shares	1,569	256,500
		16,226,279
HONG KONG — 3.1%
CK Asset Holdings, Ltd.	177,000	1,261,749
CLP Holdings, Ltd.	120,000	1,410,416
HKT Trust & HKT, Ltd.	220,000	284,224
Hysan Development Co., Ltd.	49,000	251,282
Jardine Matheson Holdings, Ltd.	6,300	397,656
Kerry Properties, Ltd.	75,500	286,176
Link REIT	276,000	2,749,890
Sun Hung Kai Properties, Ltd.	56,000	831,215
Swire Pacific, Ltd. Class A	25,000	282,688
Yue Yuen Industrial Holdings, Ltd.	95,000	263,258
		8,018,554
IRELAND — 0.1%
Smurfit Kappa Group PLC	7,036	287,316
ISRAEL — 0.8%
Bank Hapoalim BM	97,616	731,646
Bank Leumi Le-Israel BM	202,413	1,360,463
		2,092,109
ITALY — 2.7%
Enel SpA	46,800	231,416
Eni SpA	249,952	4,636,306
Italgas SpA	47,835	258,411

See accompanying notes to financial statements.
21

STATE STREET INTERNATIONAL STOCK SELECTION FUND SCHEDULE OF INVESTMENTS  (continued)
August 31, 2018

Security Description	Shares	Value
Poste Italiane SpA (a)	60,955	$ 469,237
Saras SpA	127,584	322,547
Snam SpA	262,332	1,076,719
		6,994,636
JAPAN — 23.6%
AGC, Inc.	6,700	268,338
Alfresa Holdings Corp.	34,100	855,339
Asahi Kasei Corp.	20,800	305,139
Astellas Pharma, Inc.	279,300	4,730,831
Canon, Inc.	104,200	3,341,415
Central Japan Railway Co.	1,400	281,172
Daiwa House Industry Co., Ltd.	7,400	225,710
FUJIFILM Holdings Corp.	86,700	3,666,666
Heiwado Co., Ltd.	15,200	397,818
Hitachi, Ltd.	622,000	4,061,390
Honda Motor Co., Ltd.	119,300	3,534,656
ITOCHU Corp.	208,600	3,648,763
Japan Airlines Co., Ltd.	83,800	3,020,601
JXTG Holdings, Inc.	41,100	289,413
Kajima Corp.	58,000	417,604
Kirin Holdings Co., Ltd.	14,700	363,498
Konica Minolta, Inc.	91,500	931,388
Marubeni Corp.	368,100	3,020,070
Maruha Nichiro Corp. (b)	6,900	239,398
Medipal Holdings Corp.	15,400	310,606
Mitsui & Co., Ltd.	206,700	3,446,240
Mitsui Chemicals, Inc.	83,700	2,165,006
Nippon Telegraph & Telephone Corp.	95,000	4,232,292
NTT DOCOMO, Inc.	109,300	2,838,003
Resona Holdings, Inc.	48,300	273,820
Shionogi & Co., Ltd.	5,400	313,765
Sumitomo Electric Industries, Ltd.	36,300	574,344
Sumitomo Mitsui Trust Holdings, Inc.	34,700	1,393,184
Taisei Corp.	70,600	3,157,969
Tokyo Gas Co., Ltd.	42,300	1,002,393
Toyota Motor Corp.	98,600	6,149,743
Toyota Tsusho Corp.	37,400	1,275,727
		60,732,301
LUXEMBOURG — 0.1%
ArcelorMittal	7,767	233,863
NETHERLANDS — 3.1%
ABN AMRO Group NV (a)	32,953	892,377
Euronext NV (a)	4,053	266,276
Koninklijke Ahold Delhaize NV	135,895	3,306,233
NN Group NV	37,983	1,628,198
Royal Dutch Shell PLC Class A	7,869	255,197
Royal Dutch Shell PLC Class B	7,572	249,394
Wolters Kluwer NV	19,743	1,251,251
		7,848,926
NORWAY — 3.6%
Austevoll Seafood ASA	55,328	728,369
DNB ASA	198,454	4,041,896
Equinor ASA (b)	79,479	2,038,591
Marine Harvest ASA (b)	13,288	287,035
Security Description	Shares	Value
Salmar ASA	19,070	$ 919,146
Telenor ASA	71,069	1,339,829
		9,354,866
SINGAPORE — 0.2%
Oversea-Chinese Banking Corp., Ltd.	60,500	498,087
SPAIN — 4.4%
ACS Actividades de Construccion y Servicios SA	46,169	1,922,833
Aena SME SA (a)	1,476	261,273
Amadeus IT Group SA	17,652	1,637,526
Enagas SA	9,889	274,914
Ence Energia y Celulosa SA	32,689	306,775
Endesa SA	111,931	2,506,232
Iberdrola SA	148,324	1,105,657
Repsol SA	176,884	3,401,094
		11,416,304
SWEDEN — 3.3%
Castellum AB	18,023	325,966
Sandvik AB	36,407	637,162
Skandinaviska Enskilda Banken AB Class A	62,652	668,643
SKF AB Class B	20,148	387,201
Swedbank AB Class A	12,722	296,030
Swedish Match AB	80,869	4,323,259
Volvo AB Class B	110,439	1,902,007
		8,540,268
SWITZERLAND — 8.3%
ABB, Ltd.	58,761	1,385,286
Baloise Holding AG	8,581	1,319,132
Cembra Money Bank AG	7,277	680,964
Flughafen Zurich AG	4,225	873,552
Logitech International SA	9,599	473,785
Nestle SA	8,363	702,173
Novartis AG	90,135	7,474,905
Roche Holding AG	5,448	1,353,498
Swiss Life Holding AG (c)	7,287	2,640,386
Swisscom AG	580	259,048
Zurich Insurance Group AG	13,601	4,142,394
		21,305,123
UNITED KINGDOM — 14.9%
3i Group PLC	189,023	2,196,708
Aviva PLC	38,087	239,483
Barratt Developments PLC	68,320	480,068
Bellway PLC	39,099	1,479,132
Berkeley Group Holdings PLC	22,939	1,083,402
BP PLC	35,911	254,806
British Land Co. PLC REIT	30,342	250,025
Diageo PLC	101,708	3,552,950
Direct Line Insurance Group PLC	772,794	3,315,251
GlaxoSmithKline PLC	95,879	1,939,614
IG Group Holdings PLC	23,036	269,980
Legal & General Group PLC	73,520	242,386
Lloyds Banking Group PLC	5,443,722	4,185,106
Man Group PLC	635,601	1,415,675

See accompanying notes to financial statements.
22

STATE STREET INTERNATIONAL STOCK SELECTION FUND SCHEDULE OF INVESTMENTS  (continued)
August 31, 2018

Security Description	Shares	Value
Meggitt PLC	136,732	$ 954,047
Mondi PLC	33,403	928,899
Next PLC	36,289	2,587,578
Pearson PLC (b)	201,355	2,394,843
Persimmon PLC	114,228	3,603,052
QinetiQ Group PLC	87,744	308,278
Redrow PLC	68,729	487,843
Rio Tinto PLC	4,892	232,062
Rio Tinto, Ltd.	4,388	229,461
Smith & Nephew PLC	19,803	348,519
SSE PLC (b)	94,280	1,531,533
Tate & Lyle PLC	374,347	3,253,600
Tesco PLC	169,129	540,494
		38,304,795
TOTAL COMMON STOCKS (Cost $249,800,139)		252,391,405

SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 1.91% (d) (e)	2,856,141	2,856,141
State Street Navigator Securities Lending Government Money Market Portfolio (d) (f)	2,211,582	2,211,582
TOTAL SHORT-TERM INVESTMENTS (Cost $5,067,723)		5,067,723
TOTAL INVESTMENTS — 100.0% (Cost $254,867,862)		257,459,128
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0% (g)		55,367
NET ASSETS — 100.0%		$ 257,514,495

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.9% of net assets as of August 31, 2018, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at August 31, 2018.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended August 31, 2018 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at August 31, 2018.
(f)	Investment of cash collateral for securities loaned.
(g)	Amount is less than 0.05% of net assets.

REIT	= Real Estate Investment Trust

At August 31, 2018, open futures contracts purchased were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ Depreciation
Mini MSCI EAFE Index (long)	27	09/21/2018	$2,668,129	$2,644,380	$(23,749)
During the period ended August 31, 2018, average notional value related to futures contracts was $2,886,084 representing 1.12% of net assets.
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of August 31, 2018.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks
Australia	$ 20,717,731	$—	$—	$ 20,717,731
Austria	232,622	—	—	232,622
See accompanying notes to financial statements.
23

STATE STREET INTERNATIONAL STOCK SELECTION FUND SCHEDULE OF INVESTMENTS  (continued)
August 31, 2018

Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Belgium	$ 1,478,103	$—	$—	$ 1,478,103
China	3,169,403	—	—	3,169,403
Denmark	9,347,286	—	—	9,347,286
Finland	5,136,251	—	—	5,136,251
France	20,456,582	—	—	20,456,582
Germany	16,226,279	—	—	16,226,279
Hong Kong	8,018,554	—	—	8,018,554
Ireland	287,316	—	—	287,316
Israel	2,092,109	—	—	2,092,109
Italy	6,994,636	—	—	6,994,636
Japan	60,732,301	—	—	60,732,301
Luxembourg	233,863	—	—	233,863
Netherlands	7,848,926	—	—	7,848,926
Norway	9,354,866	—	—	9,354,866
Singapore	498,087	—	—	498,087
Spain	11,416,304	—	—	11,416,304
Sweden	8,540,268	—	—	8,540,268
Switzerland	21,305,123	—	—	21,305,123
United Kingdom	38,304,795	—	—	38,304,795
Short-Term Investments	5,067,723	—	—	5,067,723
TOTAL INVESTMENTS	$257,459,128	$—	$—	$257,459,128
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(23,749)	—	—	(23,749)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$ (23,749)	$—	$—	$ (23,749)

(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Affiliate Table
	Number of Shares Held at 8/31/17	Value at 8/31/17	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 8/31/18	Value at 8/31/18	Dividend Income	Capital Gains Distributions
State Street Institutional U.S. Government Money Market Fund, Class G Shares	100	$100	$32,334,378	$29,478,337	$—	$—	2,856,141	$2,856,141	$16,514	$—
State Street Navigator Securities Lending Government Money Market Portfolio	—	—	58,268,553	56,056,971	—	—	2,211,582	2,211,582	81,555	—
Total		$100	$90,602,931	$85,535,308	$—	$—		$5,067,723	$98,069	$—
See accompanying notes to financial statements.
24

SSGA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2018

	State Street Dynamic Small Cap Fund	State Street Disciplined Emerging Markets Equity Fund	State Street International Stock Selection Fund
ASSETS
Investments in unaffiliated issuers, at value*	$26,542,503	$67,791,627	$252,391,405
Investments in affiliated issuers, at value	515,271	631,824	5,067,723
Total Investments	27,057,774	68,423,451	257,459,128
Foreign currency, at value	—	704,769	1,422,173
Cash at broker	—	72,752	126,123
Cash	—	1,546	—
Receivable from broker — variation margin on open futures contracts	11,520	—	—
Receivable for investments sold	2,347	—	—
Receivable for fund shares sold	340	1,869	44,836
Dividends receivable — unaffiliated issuers	16,116	235,629	621,427
Dividends receivable — affiliated issuers	2	1	28
Securities lending income receivable — unaffiliated issuers	312	—	—
Securities lending income receivable — affiliated issuers	123	51	—
Receivable from Adviser	15,340	19,352	36,091
Receivable for foreign taxes recoverable	—	292,129	417,940
Prepaid expenses and other assets	334	861	3,373
TOTAL ASSETS	27,104,208	69,752,410	260,131,119
LIABILITIES
Deposit from Broker	315	—	—
Payable upon return of securities loaned	229,827	253,892	2,211,582
Payable for fund shares repurchased	1,022	122,868	70,147
Payable to broker – variation margin on open futures contracts	—	34,917	23,690
Deferred foreign taxes payable	—	245,338	—
Advisory fee payable	17,031	39,339	164,096
Custodian fees payable	1,823	9,333	9,414
Administration fees payable	935	4,014	9,124
Shareholder servicing fee payable	1,690	1,022	3,229
Distribution fees payable	4,730	12,534	36,391
Trustees’ fees and expenses payable	42	86	268
Transfer agent fees payable	15,978	20,360	24,567
Sub-transfer agent fee payable	2,371	1,280	323
Registration and filing fees payable	1,700	1,964	1,061
Professional fees payable	35,137	35,225	38,735
Printing and postage fees payable	5,567	17,514	21,020
Accrued expenses and other liabilities	1,478	7,457	2,977
TOTAL LIABILITIES	319,646	807,143	2,616,624
NET ASSETS	$26,784,562	$68,945,267	$257,514,495
NET ASSETS CONSIST OF:
Paid-in Capital	$23,289,803	$45,297,596	$253,050,643
Undistributed (distribution in excess of) net investment income (loss)	240,080	1,935,243	5,228,888
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures contracts	(19,737)	9,806,567	(3,326,054)
Net unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers**	3,262,902	11,986,801	2,591,266
Foreign currency translations	—	(45,988)	(6,499)
Futures contracts	11,514	(34,952)	(23,749)
NET ASSETS	$26,784,562	$68,945,267	$257,514,495
Class A
Net Assets	$ 270,186	$ 52,344	$ 6,933,381
Shares Outstanding	4,947	6,577	632,454
Net asset value, offering and redemption price per share	$ 54.62	$ 7.96	$ 10.96
Maximum sales charge	5.25%	5.25%	5.25%
Maximum offering price per share	$ 57.65	$ 8.40	$ 11.57
Class I
Net Assets	$ 1,644,899	$ 1,567,628	$ 2,550,865
Shares Outstanding	29,903	195,293	230,952
Net asset value, offering and redemption price per share	$ 55.01	$ 8.03	$ 11.05
See accompanying notes to financial statements.
25

SSGA FUNDS
STATEMENTS OF ASSETS AND LIABILITIES  (continued)
August 31, 2018

	State Street Dynamic Small Cap Fund	State Street Disciplined Emerging Markets Equity Fund	State Street International Stock Selection Fund
Class K
Net Assets	$ 14,743	$ 952,208	$ 67,632,001
Shares Outstanding	268	118,271	6,123,953
Net asset value, offering and redemption price per share	$ 55.11(a)	$ 8.05	$ 11.04
Class N
Net Assets	$24,854,734	$66,373,087	$180,398,248
Shares Outstanding	452,355	8,279,281	16,334,592
Net asset value, offering and redemption price per share	$ 54.95	$ 8.02	$ 11.04
COST OF INVESTMENTS:
Investments in unaffiliated issuers	$23,279,601	$55,559,488	$249,800,139
Investments in affiliated issuers	515,271	631,824	5,067,723
Total cost of investments	$23,794,872	$56,191,312	$254,867,862
Foreign currency, at cost	$ —	$ 708,702	$ 1,429,271
* Includes investments in securities on loan, at value	$ 2,077,801	$ 232,753	$ 3,448,972
** Includes deferred foreign taxes	$ —	$ 245,338	$ —

(a)	Due to small class size; calculation of net assets value (total net assets/ shares outstanding) will not agree to net asset value shown.
See accompanying notes to financial statements.
26

SSGA FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended August 31, 2018

	State Street Dynamic Small Cap Fund	State Street Disciplined Emerging Markets Equity Fund	State Street International Stock Selection Fund
INVESTMENT INCOME
Interest income — unaffiliated issuers	$ 43	$ 36,755	$ 440
Dividend income — unaffiliated issuers	505,169	3,085,830	10,984,562
Dividend income — affiliated issuers	3,687	14,549	16,514
Unaffiliated securities lending income	3,076	413	—
Affiliated securities lending income	4,941	1,143	81,555
Foreign taxes withheld	—	(72,767)	(1,005,459)
Other income	40,425	—	—
TOTAL INVESTMENT INCOME (LOSS)	557,341	3,065,923	10,077,612
EXPENSES
Advisory fee	210,735	604,146	2,162,930
Administration fees	14,049	40,276	144,195
Shareholder servicing fees
Class N	5,826	18,600	47,078
Distribution fees
Class A	661	135	17,283
Class N	59,582	174,372	460,548
Custodian fees	39,198	163,686	152,643
Trustees’ fees and expenses	19,902	21,982	29,623
Transfer agent fees	100,328	119,498	140,577
Sub-transfer agent fee
Class A	127	—	17,280
Class I	—	—	213
Registration and filing fees	67,498	60,066	58,958
Professional fees and expenses	32,205	43,168	58,224
Printing and postage fees	10,679	25,222	76,131
Insurance expense	288	908	3,119
Miscellaneous expenses	7,866	22,096	24,587
TOTAL EXPENSES	568,944	1,294,155	3,393,389
Expenses waived/reimbursed by the Adviser	(262,806)	(295,522)	(678,163)
NET EXPENSES	306,138	998,633	2,715,226
NET INVESTMENT INCOME (LOSS)	251,203	2,067,290	7,362,386
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers*	4,339,655	11,413,825	15,446,040
Foreign currency transactions	—	(109,903)	(52,695)
Futures contracts	18,370	127,868	121,126
Net realized gain (loss)	4,358,025	11,431,790	15,514,471
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers**	688,581	(13,916,302)	(30,280,154)
Foreign currency translations	—	(40,445)	(27,624)
Futures contracts	11,514	(87,416)	(23,749)
Net change in unrealized appreciation/depreciation	700,095	(14,044,163)	(30,331,527)
NET REALIZED AND UNREALIZED GAIN (LOSS)	5,058,120	(2,612,373)	(14,817,056)
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$5,309,323	$ (545,083)	$ (7,454,670)
* Includes foreign capital gain taxes	$ —	$ (25,909)	$ —
** Includes foreign deferred taxes	$ —	$ (112,459)	$ —
See accompanying notes to financial statements.
27

SSGA FUNDS
Statements of Changes in Net Assets

	State Street Dynamic Small Cap Fund
	Year Ended 8/31/18	Year Ended 8/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 251,203	$ 157,273
Net realized gain (loss)	4,358,025	5,063,248
Net change in unrealized appreciation/depreciation	700,095	(1,620,328)
Net increase (decrease) in net assets resulting from operations	5,309,323	3,600,193
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Class A	(1,237)	(328)
Class I	(6,910)	(4,267)
Class K	(87)	(49)
Class N	(146,949)	(62,612)
Total distributions from net investment income	(155,183)	(67,256)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	20,992	196,681
Reinvestment of distributions	1,121	289
Cost of shares redeemed	(163,995)	(32,743)
Net increase (decrease) from capital share transactions	(141,882)	164,227
Class I
Proceeds from sale of shares sold	510,779	372,158
Reinvestment of distributions	6,741	4,200
Cost of shares redeemed	(460,015)	(966,914)
Net increase (decrease) from capital share transactions	57,505	(590,556)
Class N
Proceeds from sale of shares sold	8,175,938	3,691,398
Reinvestment of distributions	140,598	60,202
Cost of shares redeemed	(13,768,620)	(10,934,276)
Net increase (decrease) from capital share transactions	(5,452,084)	(7,182,676)
Net increase (decrease) in net assets from beneficial interest transactions	(5,536,461)	(7,609,005)
Contribution from Adviser (Note 4)	6,362	—
Net increase (decrease) in net assets during the period	(375,959)	(4,076,068)
Net assets at beginning of period	27,160,521	31,236,589
NET ASSETS AT END OF PERIOD	$ 26,784,562	$ 27,160,521
Undistributed (distribution in excess of) net investment income (loss)	$ 240,080	$ 154,805
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	440	4,401
Reinvestment of distributions	23	6
Shares redeemed	(3,382)	(737)
Net increase (decrease) from capital share transactions	(2,919)	3,670
Class I
Shares sold	10,168	8,480
Reinvestment of distributions	138	93
Shares redeemed	(9,404)	(21,585)
Net increase (decrease) from capital share transactions	902	(13,012)
Class N
Shares sold	167,123	84,017
Reinvestment of distributions	2,882	1,331
Shares redeemed	(280,588)	(245,423)
Net increase (decrease) from capital share transactions	(110,583)	(160,075)
See accompanying notes to financial statements.
28

SSGA FUNDS
Statements of Changes in Net Assets  (continued)

	State Street Disciplined Emerging Markets Equity Fund
	Year Ended 8/31/18	Year Ended 8/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 2,067,290	$ 1,517,554
Net realized gain (loss)	11,431,790	7,940,752
Net change in unrealized appreciation/depreciation	(14,044,163)	2,953,179
Net increase (decrease) in net assets resulting from operations	(545,083)	12,411,485
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Class A	(831)	(1,805)
Class I	(22,991)	(19,953)
Class K	(37,749)	(38,797)
Class N	(1,270,354)	(1,310,113)
Total distributions from net investment income	(1,331,925)	(1,370,668)
Net Realized Gains
Class A	(1,932)	—
Class I	(48,784)	—
Class K	(78,161)	—
Class N	(2,927,420)	—
Total distributions from net realized gains	(3,056,297)	—
Total distributions to shareholders	(4,388,222)	(1,370,668)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	—	64,200
Reinvestment of distributions	2,527	661
Cost of shares redeemed	—	(63,371)
Net increase (decrease) from capital share transactions	2,527	1,490
Class I
Proceeds from sale of shares sold	534,869	342,647
Reinvestment of distributions	66,523	18,673
Cost of shares redeemed	(432,241)	(557,483)
Net increase (decrease) from capital share transactions	169,151	(196,163)
Class K
Proceeds from sale of shares sold	36,286	165,828
Reinvestment of distributions	115,665	38,728
Cost of shares redeemed	(1,431,025)	(975,576)
Net increase (decrease) from capital share transactions	(1,279,074)	(771,020)
Class N
Proceeds from sale of shares sold	2,847,712	10,092,048
Reinvestment of distributions	4,097,594	1,279,162
Cost of shares redeemed	(22,547,687)	(42,562,575)
Net increase (decrease) from capital share transactions	(15,602,381)	(31,191,365)
Net increase (decrease) in net assets from beneficial interest transactions	(16,709,777)	(32,157,058)
Contribution from Adviser (Note 4)	126,543	—
Net increase (decrease) in net assets during the period	(21,516,539)	(21,116,241)
Net assets at beginning of period	90,461,806	111,578,047
NET ASSETS AT END OF PERIOD	$ 68,945,267	$ 90,461,806
Undistributed (distribution in excess of) net investment income (loss)	$ 1,935,243	$ 1,331,565
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	—	9,211
Reinvestment of distributions	308	96
Shares redeemed	—	(9,211)
Net increase (decrease) from capital share transactions	308	96
Class I
Shares sold	64,041	43,727
Reinvestment of distributions	8,073	2,698
Shares redeemed	(51,492)	(74,444)
Net increase (decrease) from capital share transactions	20,622	(28,019)
See accompanying notes to financial statements.
29

SSGA FUNDS
Statements of Changes in Net Assets  (continued)

	State Street Disciplined Emerging Markets Equity Fund
	Year Ended 8/31/18	Year Ended 8/31/17
Class K
Shares sold	$ 4,397	$ 22,927
Reinvestment of distributions	13,986	5,580
Shares redeemed	(160,987)	(125,275)
Net increase (decrease) from capital share transactions	(142,604)	(96,768)
Class N
Shares sold	339,574	1,344,751
Reinvestment of distributions	496,678	184,850
Shares redeemed	(2,676,645)	(5,683,268)
Net increase (decrease) from capital share transactions	(1,840,393)	(4,153,667)
See accompanying notes to financial statements.
30

SSGA FUNDS
Statements of Changes in Net Assets  (continued)

	State Street International Stock Selection Fund
	Year Ended 8/31/18	Year Ended 8/31/17
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 7,362,386	$ 6,267,445
Net realized gain (loss)	15,514,471	15,892,844
Net change in unrealized appreciation/depreciation	(30,331,527)	33,125,233
Net increase (decrease) in net assets resulting from operations	(7,454,670)	55,285,522
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net Investment Income
Class A	(244,468)	(5,787)
Class I	(22,848)	(10,386)
Class K	(3,038,416)	(2,050,895)
Class N	(7,557,291)	(5,910,486)
Total distributions from net investment income	(10,863,023)	(7,977,554)
FROM BENEFICIAL INTEREST TRANSACTIONS:
Class A
Proceeds from sale of shares sold	1,127,761	6,055,570
Reinvestment of distributions	244,098	5,245
Cost of shares redeemed	(631,668)	(732,706)
Net increase (decrease) from capital share transactions	740,191	5,328,109
Class I
Proceeds from sale of shares sold	2,277,585	240,944
Reinvestment of distributions	20,632	10,112
Cost of shares redeemed	(192,029)	(170,216)
Net increase (decrease) from capital share transactions	2,106,188	80,840
Class K
Proceeds from sale of shares sold	4,475,428	12,123,284
Reinvestment of distributions	3,038,018	2,050,634
Cost of shares redeemed	(15,347,887)	(21,989,222)
Net increase (decrease) from capital share transactions	(7,834,441)	(7,815,304)
Class N
Proceeds from sale of shares sold	13,844,112	15,545,166
Reinvestment of distributions	7,507,103	5,870,427
Cost of shares redeemed	(41,601,116)	(70,372,858)
Net increase (decrease) from capital share transactions	(20,249,901)	(48,957,265)
Net increase (decrease) in net assets from beneficial interest transactions	(25,237,963)	(51,363,620)
Net increase (decrease) in net assets during the period	(43,555,656)	(4,055,652)
Net assets at beginning of period	301,070,151	305,125,803
NET ASSETS AT END OF PERIOD	$257,514,495	$301,070,151
Undistributed (distribution in excess of) net investment income (loss)	$ 5,228,888	$ 6,924,523
SHARES OF BENEFICIAL INTEREST:
Class A
Shares sold	97,313	606,814
Reinvestment of distributions	21,208	530
Shares redeemed	(54,175)	(67,483)
Net increase (decrease) from capital share transactions	64,346	539,861
Class I
Shares sold	195,318	22,512
Reinvestment of distributions	1,786	1,019
Shares redeemed	(16,409)	(16,042)
Net increase (decrease) from capital share transactions	180,695	7,489
Class K
Shares sold	384,703	1,147,518
Reinvestment of distributions	263,032	206,717
Shares redeemed	(1,306,440)	(2,066,644)
Net increase (decrease) from capital share transactions	(658,705)	(712,409)
See accompanying notes to financial statements.
31

SSGA FUNDS
Statements of Changes in Net Assets  (continued)

	State Street International Stock Selection Fund
	Year Ended 8/31/18	Year Ended 8/31/17
Class N
Shares sold	$ 1,179,118	$ 1,440,835
Reinvestment of distributions	648,842	591,181
Shares redeemed	(3,579,123)	(6,554,556)
Net increase (decrease) from capital share transactions	(1,751,163)	(4,522,540)
See accompanying notes to financial statements.
32

SSGA FUNDS
Financial Highlights
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class A
	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$45.02	$40.42	$37.21	$37.32	$37.38
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.44	0.18	0.17	0.19	(0.01)
Net realized and unrealized gain (loss)	9.40	4.50	3.33	(0.13)	(0.05)
Total from investment operations	9.84	4.68	3.50	0.06	(0.06)
Contribution from Adviser (Note 4)	0.01	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.25)	(0.08)	(0.29)	(0.17)	—
Net asset value, end of period	$54.62	$45.02	$40.42	$37.21	$37.32
Total return (d)	21.94%(e)	11.58%	9.48%	0.15%	(0.16)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 270	$ 354	$ 170	$ 10	$ 10
Ratios to Average Net Assets:
Total expenses (c)	2.09%	2.09%	2.39%	2.28%	3.04%(f)
Net expenses (c)	1.15%	1.20%	1.22%	1.30%	1.20%(f)
Net investment income (loss) (c)	0.88%	0.40%	0.46%	0.49%	(0.17)%(f)
Portfolio turnover rate	110%	94%	115%	73%	189%(g)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Advisor had not made a contribution during the year ended August 31, 2018, the total return would have been 21.92%.
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
33

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class I
	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$45.25	$40.54	$37.25	$37.33	$37.38
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.55	0.27	0.24	0.25	0.00(d)
Net realized and unrealized gain (loss)	9.49	4.54	3.36	(0.10)	(0.05)
Total from investment operations	10.04	4.81	3.60	0.15	(0.05)
Contribution from Adviser (Note 4)	0.01	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.29)	(0.10)	(0.31)	(0.23)	(0.00)(d)
Net asset value, end of period	$55.01	$45.25	$40.54	$37.25	$37.33
Total return (e)	22.29%(f)	11.88%	9.75%	0.40%	(0.13)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,645	$1,312	$1,703	$1,282	$ 10
Ratios to Average Net Assets:
Total expenses (c)	1.79%	1.85%	2.14%	2.03%	2.79%(g)
Net expenses (c)	0.85%	0.97%	0.98%	1.05%	0.95%(g)
Net investment income (loss) (c)	1.10%	0.61%	0.65%	0.65%	0.08%(g)
Portfolio turnover rate	110%	94%	115%	73%	189%(h)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amount is less than $0.005 per share.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	If the Advisor had not made a contribution during the year ended August 31, 2018, the total return would have been 22.27%
(g)	Annualized.
(h)	Not annualized.
See accompanying notes to financial statements.
34

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class K
	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$45.36	$40.67	$37.33	$37.34	$37.38
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.56	0.34	0.32	0.36	0.01
Net realized and unrealized gain (loss)	9.50	4.53	3.37	(0.13)	(0.05)
Total from investment operations	10.06	4.87	3.69	0.23	(0.04)
Contribution from Adviser (Note 4)	0.01	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.32)	(0.18)	(0.35)	(0.24)	—
Net asset value, end of period	$55.11	$45.36	$40.67	$37.33	$37.34
Total return (d)	22.30%(e)	11.98%	9.97%	0.61%	(0.11)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 15	$ 12	$ 11	$ 10	$ 10
Ratios to Average Net Assets:
Total expenses (c)	1.79%	1.73%	1.94%	1.83%	2.62%(f)
Net expenses (c)	0.86%	0.85%	0.78%	0.85%	0.76%(f)
Net investment income (loss) (c)	1.12%	0.77%	0.85%	0.94%	0.26%(f)
Portfolio turnover rate	110%	94%	115%	73%	189%(g)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Advisor had not made a contribution during the year ended August 31, 2018, the total return would have been 22.28%
(f)	Annualized.
(g)	Not annualized.
See accompanying notes to financial statements.
35

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Dynamic Small Cap Fund Class N
	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14(a)
Net asset value, beginning of period	$ 45.27	$ 40.60	$ 37.26	$ 37.33	$ 31.76
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.44	0.22	0.22	0.27	0.17
Net realized and unrealized gain (loss)	9.48	4.54	3.38	(0.14)	5.67
Total from investment operations	9.92	4.76	3.60	0.13	5.84
Contribution from Adviser (Note 4)	0.01	—	—	—	—
Distributions to shareholders from:
Net investment income	(0.25)	(0.09)	(0.26)	(0.20)	(0.27)
Net asset value, end of period	$ 54.95	$ 45.27	$ 40.60	$ 37.26	$ 37.33
Total return (d)	21.99%(e)	11.74%	9.72%	0.33%	18.42%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$24,855	$25,482	$29,353	$22,508	$24,136
Ratios to Average Net Assets:
Total expenses (c)	2.04%	1.98%	2.18%	2.08%	1.82%
Net expenses (c)	1.10%	1.10%	1.02%	1.10%	1.20%
Net investment income (loss) (c)	0.88%	0.50%	0.58%	0.72%	0.46%
Portfolio turnover rate	110%	94%	115%	73%	189%

(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	If the Advisor had not made a contribution during the year ended August 31, 2018, the total return would have been 21.97%.
See accompanying notes to financial statements.
36

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Disciplined Emerging Markets Equity Fund Class A
	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$ 8.50	$ 7.48	$ 9.29	$ 19.22	$18.68
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.22	0.11	0.14	0.26	0.07
Net realized and unrealized gain (loss) (d)	(0.33)	1.03	0.04	(3.97)	0.46(e)
Total from investment operations	(0.11)	1.14	0.18	(3.71)	0.53(e)
Contribution from Adviser (Note 4)	0.01	—	—	—	0.01
Distributions to shareholders from:
Net investment income	(0.13)	(0.12)	—	(0.38)	—
Net realized gains	(0.31)	—	(1.99)	(5.84)	—
Total distributions	(0.44)	(0.12)	(1.99)	(6.22)	—
Net asset value, end of period	$ 7.96	$ 8.50	$ 7.48	$ 9.29	$19.22
Total return (f)	(1.31)%(g)	15.57%	3.35%	(22.73)%	2.89%(h)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 52	$ 53	$ 46	$ 19	$ 10
Ratios to Average Net Assets:
Total expenses (c)	1.62%	1.77%	1.69%	1.59%	1.77%(i)
Net expenses (c)	1.25%	1.37%	1.41%	1.45%	1.36%(i)
Net investment income (loss) (c)	2.70%	1.42%	1.88%	2.19%	2.27%(i)
Portfolio turnover rate	51%	38%	101%	78%	89%(j)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount previously presented has been restated by $0.01.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been (1.44)%.
(h)	If the Adviser had not made a contribution during the year ended August 31, 2014, the total return would have been 2.84%.
(i)	Annualized.
(j)	Not annualized.
See accompanying notes to financial statements.
37

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Disciplined Emerging Markets Equity Fund Class I
	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$ 8.57	$ 7.52	$ 9.30	$ 19.23	$18.68
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.26	0.14	0.14	0.20	0.07
Net realized and unrealized gain (loss) (d)	(0.35)	1.02	0.07	(3.88)	0.47(e)
Total from investment operations	(0.09)	1.16	0.21	(3.68)	0.54(e)
Contribution from Adviser (Note 4)	0.01	—	—	—	0.01
Distributions to shareholders from:
Net investment income	(0.15)	(0.11)	—	(0.41)	—
Net realized gains	(0.31)	—	(1.99)	(5.84)	—
Total distributions	(0.46)	(0.11)	(1.99)	(6.25)	—
Net asset value, end of period	$ 8.03	$ 8.57	$ 7.52	$ 9.30	$19.23
Total return (f)	(1.15)%(g)	15.96%	3.70%	(22.56)%	2.94%(h)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$1,568	$1,496	$1,523	$ 1,447	$ 10
Ratios to Average Net Assets:
Total expenses (c)	1.37%	1.51%	1.46%	1.34%	1.52%(i)
Net expenses (c)	1.00%	1.11%	1.18%	1.20%	1.12%(i)
Net investment income (loss) (c)	3.15%	1.81%	1.80%	1.83%	2.52%(i)
Portfolio turnover rate	51%	38%	101%	78%	89%(j)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount previously presented has been restated by $0.01.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been (1.27)%.
(h)	If the Adviser had not made a contribution during the year ended August 31, 2014, the total return would have been 2.89%.
(i)	Annualized.
(j)	Not annualized.
See accompanying notes to financial statements.
38

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Disciplined Emerging Markets Equity Fund Class K
	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$ 8.60	$ 7.55	$ 9.31	$ 19.23	$18.68
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.20	0.15	0.20	0.23	0.08
Net realized and unrealized gain (loss) (d)	(0.30)	1.03	0.03	(3.89)	0.46(e)
Total from investment operations	(0.10)	1.18	0.23	(3.66)	0.54(e)
Contribution from Adviser (Note 4)	0.01	—	—	—	0.01
Distributions to shareholders from:
Net investment income	(0.15)	(0.13)	—	(0.42)	—
Net realized gains	(0.31)	—	(1.99)	(5.84)	—
Total distributions	(0.46)	(0.13)	(1.99)	(6.26)	—
Net asset value, end of period	$ 8.05	$ 8.60	$ 7.55	$ 9.31	$19.23
Total return (f)	(1.22)%(g)	16.02%	4.07%	(22.49)%	2.94%(h)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$ 952	$2,243	$2,701	$ 5	$ 10
Ratios to Average Net Assets:
Total expenses (c)	1.37%	1.40%	1.20%	1.15%	1.42%(i)
Net expenses (c)	1.00%	1.00%	0.92%	1.01%	0.97%(i)
Net investment income (loss) (c)	2.29%	1.93%	2.86%	1.78%	2.65%(i)
Portfolio turnover rate	51%	38%	101%	78%	89%(j)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Amount previously presented has been restated by $0.01.
(f)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(g)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been (1.35)%.
(h)	If the Adviser had not made a contribution during the year ended August 31, 2014, the total return would have been 2.89%.
(i)	Annualized.
(j)	Not annualized.
See accompanying notes to financial statements.
39

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street Disciplined Emerging Markets Equity Fund Class N
	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14(a)
Net asset value, beginning of period	$ 8.56	$ 7.52	$ 9.30	$ 19.22	$ 18.47
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.21	0.12	0.13	0.20	0.26
Net realized and unrealized gain (loss) (d)	(0.32)	1.03	0.08	(3.89)	2.53
Total from investment operations	(0.11)	1.15	0.21	(3.69)	2.79
Contribution from Adviser (Note 4)	0.01	—	—	—	0.01
Distributions to shareholders from:
Net investment income	(0.13)	(0.11)	—	(0.39)	(0.44)
Net realized gains	(0.31)	—	(1.99)	(5.84)	(1.61)
Total distributions	(0.44)	(0.11)	(1.99)	(6.23)	(2.05)
Net asset value, end of period	$ 8.02	$ 8.56	$ 7.52	$ 9.30	$ 19.22
Total return (e)	(1.29)%(f)	15.58%	3.83%	(22.67)%	15.68%(g)
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$66,373	$86,670	$107,308	$171,885	$495,509
Ratios to Average Net Assets:
Total expenses (c)	1.62%	1.65%	1.48%	1.40%	1.24%
Net expenses (c)	1.25%	1.25%	1.21%	1.25%	1.20%
Net investment income (loss) (c)	2.56%	1.60%	1.71%	1.54%	1.44%
Portfolio turnover rate	51%	38%	101%	78%	89%

(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(e)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(f)	If the Adviser had not made a contribution during the year ended August 31, 2018, the total return would have been (1.41)%.
(g)	If the Adviser had not made a contribution during the year ended August 31, 2014, the total return would have been 15.62%.
See accompanying notes to financial statements.
40

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class A
	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$11.76	$10.05	$10.64	$11.23	$11.54
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.26	0.27	0.27	0.24	0.03
Net realized and unrealized gain (loss)	(0.63)	1.69	(0.58)	(0.73)	(0.34)
Total from investment operations	(0.37)	1.96	(0.31)	(0.49)	(0.31)
Distributions to shareholders from:
Net investment income	(0.43)	(0.25)	(0.28)	(0.10)	—
Net asset value, end of period	$10.96	$11.76	$10.05	$10.64	$11.23
Total return (d)	(3.35)%	19.95%	(2.89)%	(4.39)%	(2.69)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$6,933	$6,679	$ 284	$ 16	$ 10
Ratios to Average Net Assets:
Total expenses (c)	1.49%	1.31%	1.46%	1.40%	1.50%(e)
Net expenses (c)	1.25%	1.07%	1.19%	1.20%	1.17%(e)
Net investment income (loss) (c)	2.28%	2.51%	2.73%	2.16%	1.65%(e)
Portfolio turnover rate	72%	94%	105%	60%	74%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
41

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class I
	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$11.81	$10.10	$10.65	$11.24	$11.54
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.44	0.25	0.25	0.29	0.03
Net realized and unrealized gain (loss)	(0.74)	1.74	(0.53)	(0.76)	(0.33)
Total from investment operations	(0.30)	1.99	(0.28)	(0.47)	(0.30)
Distributions to shareholders from:
Net investment income	(0.46)	(0.28)	(0.27)	(0.12)	—
Net asset value, end of period	$11.05	$11.81	$10.10	$10.65	$11.24
Total return (d)	(2.84)%	20.23%	(2.60)%	(4.21)%	(2.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$2,551	$ 594	$ 432	$ 499	$ 10
Ratios to Average Net Assets:
Total expenses (c)	1.00%	1.09%	1.21%	1.16%	1.24%(e)
Net expenses (c)	0.76%	0.85%	0.94%	0.95%	0.92%(e)
Net investment income (loss) (c)	3.84%	2.33%	2.45%	2.61%	1.90%(e)
Portfolio turnover rate	72%	94%	105%	60%	74%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
42

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class K
	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	For the Period 7/7/14*- 08/31/14(a)
Net asset value, beginning of period	$ 11.82	$ 10.12	$ 10.67	$11.24	$11.54
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.32	0.25	0.28	0.28	0.04
Net realized and unrealized gain (loss)	(0.64)	1.75	(0.54)	(0.73)	(0.34)
Total from investment operations	(0.32)	2.00	(0.26)	(0.45)	(0.30)
Distributions to shareholders from:
Net investment income	(0.46)	(0.30)	(0.29)	(0.12)	—
Net asset value, end of period	$ 11.04	$ 11.82	$ 10.12	$10.67	$11.24
Total return (d)	(2.80)%	20.25%	(2.44)%	(4.01)%	(2.60)%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$67,632	$80,137	$75,816	$ 9	$ 10
Ratios to Average Net Assets:
Total expenses (c)	0.99%	0.99%	0.99%	0.96%	1.11%(e)
Net expenses (c)	0.75%	0.75%	0.73%	0.75%	0.73%(e)
Net investment income (loss) (c)	2.72%	2.37%	2.79%	2.54%	2.09%(e)
Portfolio turnover rate	72%	94%	105%	60%	74%(f)

*	Commencement of operations.
(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
(e)	Annualized.
(f)	Not annualized.
See accompanying notes to financial statements.
43

SSGA FUNDS
Financial Highlights  (continued)
Selected data for a share outstanding throughout each period

	State Street International Stock Selection Fund Class N
	Year Ended 08/31/18	Year Ended 08/31/17	Year Ended 08/31/16	Year Ended 08/31/15	Year Ended 08/31/14(a)
Net asset value, beginning of period	$ 11.81	$ 10.11	$ 10.65	$ 11.24	$ 9.90
Income (loss) from investment operations:
Net investment income (loss) (b)(c)	0.29	0.21	0.24	0.25	0.27
Net realized and unrealized gain (loss)	(0.63)	1.76	(0.52)	(0.74)	1.53
Total from investment operations	(0.34)	1.97	(0.28)	(0.49)	1.80
Distributions to shareholders from:
Net investment income	(0.43)	(0.27)	(0.26)	(0.10)	(0.46)
Net asset value, end of period	$ 11.04	$ 11.81	$ 10.11	$ 10.65	$ 11.24
Total return (d)	(3.06)%	20.04%	(2.61)%	(4.31)%	18.31%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$180,398	$213,660	$228,594	$325,556	$385,784
Ratios to Average Net Assets:
Total expenses (c)	1.23%	1.24%	1.26%	1.20%	1.19%
Net expenses (c)	1.00%	1.00%	0.99%	1.00%	1.02%
Net investment income (loss) (c)	2.49%	1.98%	2.41%	2.26%	2.46%
Portfolio turnover rate	72%	94%	105%	60%	74%

(a)	Beginning with the year ended August 31, 2015 the Funds were audited by Ernst & Young LLP. The previous years/periods were audited by another independent registered public accounting firm.
(b)	Average daily shares outstanding were used for this calculation.
(c)	May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.
(d)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of the Fund. Total return for periods less than one year are not annualized. Results represent past performance and are not indicative of future results.
See accompanying notes to financial statements.
44

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2018

1.    Organization
The SSGA Funds (the “Trust”), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end management investment company.
As of August 31, 2018, the Trust consists of four (4) series (and corresponding classes, each of which have the same rights and privileges, including voting rights), each of which represents a separate series of beneficial interest in the Trust. The Declaration of Trust permits the Board of Trustees of the Trust (the “Board”) to authorize the issuance of an unlimited number of shares of beneficial interest at $0.001 par value. The financial statements herein relate to the following series (each a “Fund”, and collectively, the “Funds”):
Fund	Classes	Commencement of Operations:	Diversification Classification
State Street Dynamic Small Cap Fund (formerly SSGA Dynamic Small Cap Fund)	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 July 1, 1992	Diversified
State Street Disciplined Emerging Markets Equity Fund	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 1, 1994	Diversified
State Street International Stock Selection Fund (formerly SSGA International Stock Selection Fund)	Class A Class I Class K Class N	July 7, 2014 July 7, 2014 July 7, 2014 March 7, 1995	Diversified
Class A shares are available to the general public for investment through transaction-based financial intermediaries. Class A shares impose a sales charge (as a percentage of offering price) and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) if no initial sales charge was paid at the time of purchase of an investment of $1,000,000 or more and the shares are redeemed within 18 months of purchase. Class I, Class K and Class N shares are sold without a sales charge and only to certain eligible investors.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred.
2.    Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Each Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board. The
45

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2018

Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for determining the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of August 31, 2018, is disclosed in each Fund’s respective Schedule of Investments.
Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. Transfers between different levels of the fair value hierarchy are recognized at the end of the reporting period.
The Funds had no transfers between levels for the period ended August 31, 2018.
Investment Transactions and Income Recognition
Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any. Interest income is recorded daily on an accrual basis. Non-cash dividends received in the form of
46

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2018

stock are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains.
Certain Funds invest in Real Estate Investment Trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as a return of capital or capital gain. The Funds’ policy is to record all REIT distributions initially as dividend income and re-designate the prior calendar year’s to return of capital or capital gains distributions at year end based on information provided by the REIT and/or SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.
Expenses
Certain expenses, which are directly identifiable to a specific Fund, are applied to that Fund within the Trust. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds within the Trust. Class specific expenses are borne by each class.
Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.
Foreign Taxes
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM's understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred as of August 31, 2018, if any, are disclosed in the Funds' Statements of Assets and Liabilities.
Distributions
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
3.    Derivative Financial Instruments
Futures Contracts
The Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed.
47

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2018

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended August 31, 2018, the following Funds entered into futures contracts for the strategies listed below:
Funds	Strategies
State Street Dynamic Small Cap Fund	Exposing cash reserves to markets
State Street Disciplined Emerging Markets Equity Fund	Exposing cash reserves to markets
State Street International Stock Selection Fund	Exposing cash reserves to markets
The following tables summarize the value of the Funds' derivative instruments as of August 31, 2018, and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:
	Asset Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Dynamic Small Cap Fund
Futures Contracts	$—	$—	$—	$11,520	$—	$11,520

	Liability Derivatives
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Disciplined Emerging Markets Equity Fund
Futures Contracts	$—	$—	$—	$(34,917)	$—	$(34,917)
State Street International Stock Selection Fund
Futures Contracts	—	—	—	(23,690)	—	(23,690)

	Net Realized Gain (Loss)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Dynamic Small Cap Fund
Futures Contracts	$—	$—	$—	$ 18,370	$—	$ 18,370
State Street Disciplined Emerging Markets Equity Fund
Futures Contracts	—	—	—	127,868	—	127,868
State Street International Stock Selection Fund
Futures Contracts	—	—	—	121,126	—	121,126

48

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2018

	Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Dynamic Small Cap Fund
Futures Contracts	$—	$—	$—	$ 11,514	$—	$ 11,514
State Street Disciplined Emerging Markets Equity Fund
Futures Contracts	—	—	—	(87,416)	—	(87,416)
State Street International Stock Selection Fund
Futures Contracts	—	—	—	(23,749)	—	(23,749)
4.    Fees and Transactions with Affiliates
Advisory Fees
SSGA FM manages the Funds pursuant to an Investment Advisory Agreement between the Trust and the Adviser. The Adviser is a wholly-owned subsidiary of State Street Global Advisors, Inc., which itself is a wholly owned subsidiary of State Street Corporation. The Adviser and other advisory affiliates of State Street Corporation make up State Street Global Advisors, the investment management arm of State Street Corporation and its affiliated companies. The Adviser directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For its services, each Fund pays the Adviser an annual management fee, calculated daily and paid monthly, at the following annual rates of their average daily net assets:
Annual Rate
State Street Dynamic Small Cap Fund	0.75%
State Street Disciplined Emerging Markets Equity Fund	0.75
State Street International Stock Selection Fund	0.75
The Adviser is contractually obligated until December 31, 2018, to waive its management fee and/or to reimburse each Fund for expenses to the extent that total annual Fund operating expenses (exclusive of non-recurring account fees, extraordinary expenses, acquired fund fees and expenses, and distribution, shareholder servicing, and sub-transfer agency fees) exceed the following percent of average daily net assets on an annual basis as follows:
Expense Limitations
State Street Dynamic Small Cap Fund	0.85%
State Street Disciplined Emerging Markets Equity Fund	1.00
State Street International Stock Selection Fund	0.75
This waiver and/or reimbursement may not be terminated with respect to a Fund prior to December 31, 2018 except with the approval of the Board. This waiver and/or reimbursement supersedes any prior voluntary waiver or reimbursement arrangements for the Funds specifically named above and may, at the Adviser’s option, continue after the dates designated above.
The total amounts of waivers for the period ended August 31, 2018, are detailed in the following table.
Funds	Amount Waived or Reimbursed
State Street Dynamic Small Cap Fund	$259,996
State Street Disciplined Emerging Markets Equity Fund	287,467
49

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2018

Funds	Amount Waived or Reimbursed
State Street International Stock Selection Fund	$649,324
Administrator, Sub-Administrator and Custodian Fees
SSGA FM serves as administrator and State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, serves as custodian and sub-administrator. For its administrative services, each Fund pays SSGA FM a fee at an annual rate of 0.05% of its average daily net assets. The fees are accrued daily and paid monthly. SSGA FM has contractually agreed to waive 0.01% of its administration fee. The waiver may not be terminated or modified except with the approval of the Board. For the period ended August 31, 2018, the total administration fees waived pursuant to the waiver agreement were as follows:
Amount Waived
State Street Dynamic Small Cap Fund	$ 2,810
State Street Disciplined Emerging Markets Equity Fund	8,055
State Street International Stock Selection Fund	28,839
For its services as custodian, each Fund pays State Street an annual fee. SSGA FM pays State Street for its services as sub-administrator.
Distribution and Shareholder Servicing Fees
State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Distributor”) an affiliate of the Adviser, serves as the distributor of the Trust.
The Funds, with the exception of the State Street Disciplined Emerging Markets Equity Fund Class N shares, adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which a Fund may compensate the Distributor (or others) for services in connection with the distribution of the Fund’s Class A and Class N shares and for services provided to shareholders in those classes (the “Plan”).
The Plan calls for payments at an annual rate (based on average daily net assets) of 0.25% of a Fund’s net assets attributable to its Class A shares and 0.25% of a Fund’s net assets attributable to its Class N shares. In addition to payments under the Plan, the Funds may reimburse the Distributor or its affiliates for payments it makes to financial intermediaries that provide certain administrative, recordkeeping, and account maintenance services. The amount of the reimbursement and the manner in which it is calculated are reviewed by the Trustees periodically.
With respect to the Class N shares of the State Street Disciplined Emerging Markets Equity Fund, the Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Historical Class N Plan”) under the 1940 Act. Under the Historical Class N Plan, the Trust is authorized to make payments to the Distributor, or any shareholder servicing agent, for services in connection with the distribution of Class N shares of the State Street Disciplined Emerging Markets Equity Fund and the servicing of investor accounts. Payments to the Distributor for the sale and distribution of these Class N shares are not permitted to exceed 0.25% of the State Street Disciplined Emerging Markets Equity Fund’s average annual net assets.
Other Transactions with Affiliates - Securities Lending
State Street, an affiliate of the Funds, acts as the securities lending agent for the Funds, pursuant to an amended and restated securities lending authorization agreement dated January 6, 2017.
Proceeds collected by State Street on investment of cash collateral or any fee income are allocated as follows (after deduction of such other amounts payable to State Street under the terms of the securities lending agreement): 85% payable to the Fund, and 15% payable to State Street.
50

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2018

In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, an affiliated money market fund, for which SSGA FM serves as investment adviser. See Note 8 for additional information regarding securities lending.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended August 31, 2018, are disclosed in the Funds' respective Schedules of Investments.
On February 26, 2018, the Adviser agreed to make a contribution of $126,543 to the State Street Disciplined Emerging Markets Equity Fund in connection with a portfolio matter.
On March 21, 2018, the Adviser agreed to make a contribution of $6,362 to the State Street Dynamic Small Cap Fund in connection with a portfolio matter.
5.    Trustees’ Fees
The fees and expenses of the Trust’s trustees , who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), are paid directly by the Funds. The Independent Trustees are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.
6.    Investment Transactions
Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended August 31, 2018, were as follows:
	Purchases	Sales
State Street Dynamic Small Cap Fund	$ 30,343,991	$ 35,899,475
State Street Disciplined Emerging Markets Equity Fund	40,001,711	58,419,494
State Street International Stock Selection Fund	204,526,965	237,438,771
7.    Income Tax Information
The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.
The Funds file federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed each Fund's tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.
Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book- tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, nontaxable dividend adjustments to income, foreign currencies, corporate actions, expiration of capital loss carryforwards, passive foreign investment companies, and wash sale loss deferrals. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.
51

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2018

Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”,) a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). The Act does not contain a provision permitting a regulated investment company, such as the Funds, to pass through the special character of “qualified REIT dividends” to its shareholders. Unless future tax guidance addresses this issue, direct investors in REITs will benefit from the deduction, while investors in the Funds that invest in such REITs will not.
The tax character of distributions paid during the year ended August 31, 2018, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Dynamic Small Cap Fund	$ 155,183	$ —	$ 155,183
State Street Disciplined Emerging Markets Equity Fund	1,331,925	3,056,297	4,388,222
State Street International Stock Selection Fund	10,863,023	—	10,863,023
The tax character of distributions paid during the year ended August 31, 2017, was as follows:
	Ordinary Income	Long-Term Capital Gains	Total
State Street Dynamic Small Cap Fund	$ 67,256	$ —	$ 67,256
State Street Disciplined Emerging Markets Equity Fund	1,370,668	—	1,370,668
State Street International Stock Selection Fund	7,977,554	—	7,977,554
At August 31, 2018, the components of distributable earnings on a tax basis were as follows:
	Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed Long-Term Capital Gains	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
State Street Dynamic Small Cap Fund	$ 240,080	$—	$ —	$ 3,254,679	$ —	$ 3,494,759
State Street Disciplined Emerging Markets Equity Fund	1,994,655	—	9,820,827	11,832,189	—	23,647,671
State Street International Stock Selection Fund	6,142,190	—	—	1,582,395	(3,260,733)	4,463,852
As of August 31, 2018, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
State Street Dynamic Small Cap Fund	$ 23,803,095	$ 3,862,648	$ 607,969	$ 3,254,679
State Street Disciplined Emerging Markets Equity Fund	56,299,936	14,905,551	2,782,036	12,123,515
State Street International Stock Selection Fund	255,870,234	15,413,267	13,824,373	1,588,894
8.    Securities Lending
Each Fund may lend securities to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any U.S. business day the aggregate market value of securities collateral plus cash collateral is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral on the next business day.
The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its
52

SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2018

securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as the lending agent. Additionally, a Fund will receive a fee from the borrower for non-cash collateral equal to a percentage of the market value of the loaned securities.
The market value of securities on loan as of August 31, 2018, and the value of the invested cash collateral are disclosed in the Funds' Statements of Assets and Liabilities. Non-cash collateral is not disclosed in the Funds' Statements of Assets and Liabilities as it is held by the lending agent on behalf of the Funds, and the Funds do not have the ability to re-hypothecate those securities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the non-cash collateral and the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.
Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received*	Total Collateral Received
State Street Dynamic Small Cap Fund	$ 2,077,801	$ 229,827	$ 1,888,183	$ 2,118,010
State Street Disciplined Emerging Markets Equity Fund	232,753	253,892	—	253,892
State Street International Stock Selection Fund	3,448,972	2,211,582	1,431,920	3,643,502

*	The non-cash collateral includes U.S. Treasuries and U.S. Government Agency securities.

		Remaining Contractual Maturity of the Agreements As of August 31, 2018
Fund	Securities Lending Transactions	Overnight and Continuous	<30 Days	Between 30 & 90 Days	>90 Days	Total Borrowings	Gross Amount of Recognized Liabilities for Securities Lending Transactions
State Street Dynamic Small Cap Fund	Common Stocks	$ 229,827	$—	$—	$—	$ 229,827	$ 229,827
State Street Disciplined Emerging Markets Equity Fund	Common Stocks	253,892	—	—	—	253,892	253,892
State Street International Stock Selection Fund	Common Stocks	2,211,582	—	—	—	2,211,582	2,211,582
9.    Line of Credit
The Funds and other affiliated funds (each a “Participant” and, collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2018 unless extended or renewed.
The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.
Effective October 11, 2018, the Agreement was renewed, and as a result, the Funds and other affiliated Funds continue to participate in a $500 million revolving credit facility.
The Funds had no outstanding loans as of August 31, 2018.
10.    Risks
Concentration Risk
As a result of the Funds’ ability to invest a large percentage of their assets in obligations of issuers within the same country,state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Funds’ investments more than if the Funds were more broadly diversified.
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SSGA FUNDS
NOTES TO FINANCIAL STATEMENTS  (continued)
August 31, 2018

Foreign and Emerging Markets Risk
Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which a Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that a Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.
Market and Credit Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.
11.    Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements other than below.
Effective October 12, 2018, the name of the SSGA Dynamic Small Cap Fund and SSGA International Stock Selection Fund were changed to State Street Dynamic Small Cap Fund and State Street International Stock Selection Fund, respectively.
54

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Dynamic Small Cap Fund, State Street International Stock Selection Fund and State Street Disciplined Emerging Markets Equity Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of State Street Dynamic Small Cap Fund (formerly SSGA Dynamic Small Cap Fund), State Street International Stock Selection Fund (formerly SSGA International Stock Selection Fund) and State Street Disciplined Emerging Markets Equity Fund (collectively referred to as the “Funds”) (three of the funds constituting SSGA Funds (the “Trust”)), including the schedules of investments, as of August 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (three of the funds constituting SSGA Funds) at August 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the four years in the period ended, in conformity with U.S. generally accepted accounting principles. The financial highlights for periods ended prior to September 1, 2014 were audited by another independent registered public accounting firm whose report, dated October 30, 2014, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2018, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.
Boston, Massachusetts
October 17, 2018
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Other Information - August 31, 2018 (Unaudited)

Expense Example
As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if applicable, on purchase payments, reinvested dividends, or other distributions and (2) ongoing costs, including advisory fees and to the extent applicable, distribution (12b-1) and/or service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from March 1, 2018 to August 31, 2018.
The table below illustrates your Fund’s cost in two ways:
Based on actual fund return ——This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period”.
Based on hypothetical 5% return ——This section is intended to help you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales load charges (loads). Therefore, the hypothetical 5% return section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
		Actual		Hypothetical (assuming a 5% return before expenses)
	Annualized Expense Ratio	Ending Account Value	Expenses Paid During Period(a)	Ending Account Value	Expenses Paid During Period(a)
State Street Dynamic Small Cap Fund
Class A	1.20%	$1,142.00	$6.48	$1,019.20	$6.11
Class I	0.85	1,144.10	4.59	1,020.90	4.33
Class K	0.88	1,144.10	4.76	1,020.80	4.48
Class N	1.10	1,142.60	5.94	1,019.70	5.60
State Street Disciplined Emerging Markets Equity Fund
Class A	1.26	951.00	6.20	1,018.90	6.41
Class I	1.00	952.60	4.92	1,020.20	5.09
Class K	1.00	953.80	4.92	1,020.20	5.09
Class N	1.25	951.40	6.15	1,018.90	6.36
State Street International Stock Selection Fund
Class A	1.19	948.90	5.85	1,019.20	6.06
Class I	0.77	951.70	3.79	1,021.30	3.92
Class K	0.75	951.70	3.69	1,021.40	3.82
Class N	1.00	950.10	4.92	1,020.20	5.09

(a)	Expenses are equal to the Fund's annualized net expense ratio multiplied by the average account value of the period, multiplied by 184, then divided by 365.
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Other Information - August 31, 2018 (Unaudited)  (continued)

Tax Information
For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended August 31, 2018.
Dividends Received Deduction
Each Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
Qualified Dividend Income
A portion of dividends distributed by the Funds during the fiscal year ended August 31, 2018 are considered qualified dividend income and are eligible for reduced tax rates. These lower rates range from 5% to 20% depending on the individual’s tax bracket. Each Fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
Qualified Interest Income
Each Fund reports the maximum amount allowable of its net taxable income and short-term capital gain as qualified interest income.
Long term capital gains dividends were paid from the Fund during the year ended August 31, 2018:
Amount
State Street Disciplined Emerging Markets Equity Fund	$4,499,876
Foreign Tax Credit
The Funds have made an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Funds to its shareholders. For the year ended August 31, 2018, the total amount of foreign taxes that will be passed through are:
Amount
State Street Disciplined Emerging Markets Equity Fund	$ 86,234
State Street International Stock Selection Fund	686,850
The amount of foreign source income earned on the following Funds during the year ended August 31, 2018 were as follows:
Amount
State Street Disciplined Emerging Markets Equity Fund	$ 3,011,011
State Street International Stock Selection Fund	10,984,562
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Other Information - August 31, 2018 (Unaudited)  (continued)

Proxy Voting Policies and Procedures and Record
A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund’s Statement of Additional Information, which is available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-997-7327 (toll free), or (2) on the website of the SEC at www.sec.gov.
Quarterly Portfolio Schedule
The Funds will file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedule of investments are available in the Fund’s semi-annual and annual financial statements. The Funds’ Form N-Q is available (i) without charge, upon request, by calling 1-800-997-7327, (ii) on the Funds’ website at www.ssgafunds.com, (iii) on the SEC’s website at www.sec.gov, or (iv) at the SEC’s public reference room. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330.
TRUSTEE CONSIDERATIONS IN APPROVING CONTINUATION OF INVESTMENT ADVISORY AGREEMENTS1
Overview of the Contract Review Process
Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees or its shareholders, and by a vote of a majority of those trustees who are not “interested persons” of the fund (commonly referred to as, the “Independent Trustees”) cast in person at a meeting called for the purpose of considering such approval.
Consistent with these requirements, the Board of Trustees (the “Board”) of the SSGA Funds (the “Trust”), met in person on April 12, 2018 and May 17, 2018, including in executive sessions attended by the Independent Trustees, to consider a proposal to approve, with respect to SSGA Dynamic Small Cap Fund, SSGA International Stock Selection Fund and State Street Disciplined Emerging Markets Equity Fund (each, a “Fund” and collectively, the “Funds”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Trustees, as well as the Trustees who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Trustees were separately represented by co-counsel who are independent of the Adviser in connection with their consideration of approval of the Advisory Agreement. Following the April 12, 2018 meeting, the Independent Trustees submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 17, 2018 meeting. The Independent Trustees considered, among other things, the following:
1 Over the course of many years overseeing the Funds and other investment companies, the Independent Trustees have identified numerous relevant issues, factors and concerns ("issues, factors and concerns") that they consider each year in connection with the proposed continuation of the advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the "annual review process"). The statement of issues, factors and concerns and the related conclusions of the Independent Trustees may not change substantially from year to year. However, the information requested by, and provided to, the Independent Trustees with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Trustees schedule annually a separate in-person meeting that is dedicated to the annual review process (the "special meeting"). At the special meeting and throughout the annual review process, the Independent Trustees take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Trustees before the annual
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Other Information - August 31, 2018 (Unaudited)  (continued)

review process is completed and prior to the Independent Trustees voting on proposals to approve continuation of the agreements and plans.
Information about Performance, Expenses and Fees
•	A report prepared by an independent third-party provider of investment company data, which includes for each Fund:
•	Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2017, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);
•	Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);
•	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and
•	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.
•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Funds, as applicable; and
•	Profitability analyses for (a) the Adviser with respect to each Fund and (b) affiliates of the Adviser that provide services to the Funds (“Affiliated Service Providers”).
Information about Portfolio Management
•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;
•	Information concerning the allocation of brokerage; and
•	Information regarding the procedures and processes used to value the assets of the Funds.
Information about the Adviser
•	Reports detailing the financial results and condition of the Adviser and its affiliates;
•	Descriptions of the qualifications, education and experience of the individual investment professionals responsible for managing the portfolios of the Funds;
•	Information relating to compliance with and the administration of each Code of Ethics adopted by the Adviser;
•	A copy of the Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted by the Adviser to overseeing compliance by the Funds and their service providers, including the Adviser’s record of compliance with investment policies and restrictions and other operating policies of the Funds;
•	A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;
•	A description of the business continuity and disaster recovery plans of the Adviser; and
•	Information regarding the Adviser’s risk management processes.
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Other Information - August 31, 2018 (Unaudited)  (continued)

Other Relevant Information
•	Information concerning the nature, extent, quality and cost of services provided to the Funds by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);
•	Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Funds by affiliates of the Adviser, including the custodian, sub-administrator, fund accountant and securities lending agent of the Funds, as applicable, and the role of the Adviser in managing the Funds’ relationship with these service providers;
•	Copies of the Advisory Agreement and agreements with other service providers of the Funds;
•	Draft responses to a letter from Joseph P. Barri, LLC, co-counsel along with the law firm of Sullivan & Worcester LLP (together, “Independent Counsel”) to the Independent Trustees, reviewed prior to such date by Independent Counsel, requesting specific information from each of:
•	SSGA FM, in its capacity as the Funds’ Adviser and Administrator, with respect to its operations relating to the Funds and its approximate profit margins before taxes from such operations for the calendar year ended December 31, 2017; and the relevant operations of other affiliated service providers to the Funds, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2017;
•	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, securities lending agent, and shareholder servicer for the Funds, with respect to its operations relating to the Funds; and
•	State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Funds (the “Distributor”), with respect to its operations relating to the Funds, together with the Funds’ related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;
•	Information from SSGA FM, State Street and the Distributor with respect to the Trust providing any material changes to the previous information supplied in response to the letter from Joseph P. Barri, LLC prior to the executive session of the Board on May 17, 2018;
•	Materials provided by Broadridge, circulated to the Independent Trustees and to Independent Counsel; and
•	A summary of the foregoing materials prepared by Independent Counsel.
In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Funds throughout the year at meetings of the Board and its committees. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Funds and the investment strategies used in pursuing each Fund’s investment objective.
The Independent Trustees were assisted throughout the contract review process by their Independent Counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund.
Results of the Process
Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 17, 2018 the Board, including a majority of the Independent Trustees, voted to approve the continuation of the Advisory Agreement effective June 1, 2018, for an additional year with respect to all Funds.
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Other Information - August 31, 2018 (Unaudited)  (continued)

Nature, Extent and Quality of Services
In considering whether to approve the Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to each Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing various funds that invest primarily in equity securities. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Trustees also considered the significant risks assumed by the Adviser in connection with the services provided to the Funds, including operational, enterprise, regulatory, litigation and compliance risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Funds by senior management.
The Board reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies. The Board also considered the role of the Adviser in monitoring each Fund’s securities lending activities.
On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Funds.
Fund Performance
The Board compared each Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2017. For purposes of these comparisons the Independent Trustees relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of each Fund:
SSGA Dynamic Small Cap Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-year period, above the median of its Performance Group for the 3- and 5-year periods, and equal to the median of its Performance Group for the 10-year period. The Board also considered that the Fund’s performance was below the median of its Performance Universe for the 1- and 10-year periods and above the median of its Performance Universe for the 3- and 5-year periods. The Board also considered that the Fund’s performance was below its Lipper Index for the 1-, 3- and 10-year periods and above its Lipper Index for the 5-year period. The Board took into account management’s discussion of the Fund’s performance.
SSGA International Stock Selection Fund. The Board considered that the Fund’s performance was below the median of its Performance Universe for the 1-, 3- and 10-year periods and above the median of its Performance Universe for the 5-year period. The Board took into account management’s discussion of the Fund’s performance.
State Street Disciplined Emerging Markets Equity Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10- year periods. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Board approved certain changes to the Fund’s principal investment strategies, which took effect in December 2015.
On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund is satisfactory (a) by comparison to the performance of its Performance Group, Performance Universe or Lipper Index or (b) after considering steps taken by management to improve the performance of certain Funds.
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Other Information - August 31, 2018 (Unaudited)  (continued)

Management Fees and Expenses
The Board reviewed the contractual investment advisory fee rates payable by each Fund and actual fees paid by each Fund, net of waivers. As part of its review, the Board considered each Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for each of the Funds. The Board also considered the comparability of the fees charged and the services provided to each Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts. In addition, the Board considered the willingness of the Adviser to provide undertakings from time to time to waive fees or pay expenses of various Funds to limit the total expenses borne by shareholders of such Funds. Among other information, the Board considered the following expense information in its evaluation of each Fund:
SSGA Dynamic Small Cap Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
SSGA International Stock Selection Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.
State Street Disciplined Emerging Markets Equity Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the median of its Expense Group and below the median of its Expense Universe.
On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of each Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.
Profitability
The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to each Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Funds, together with the profitability of each of the Affiliated Service Providers with respect to their services to the Funds and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Trust, including enterprise, litigation, business, operational and entrepreneurial risk. The Board noted that the Adviser does not currently have “soft dollar” arrangements in effect for trading the Funds’ investments.
The Board concluded that the profitability of the Adviser with respect to each of the Funds, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Funds, were reasonable in relation to the services provided.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific Fund or the fund complex. The Board concluded that, in light of the current size of each Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to each Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of each Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any Fund at this time.
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Other Information - August 31, 2018 (Unaudited)  (continued)

Conclusions
In reaching its decision to approve the Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Trustee may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Trustees, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Advisory Agreement.
Further, based upon its review of the Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Trustees, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of each Fund and its respective shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.
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Other Information - August 31, 2018 (Unaudited)  (continued)

TRUSTEES AND OFFICERS
Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Trustees
Independent Trustees
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1/14	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	54	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.
Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chairman of the Board	Term: Indefinite Elected: 1988	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 to Present, Independent Director, SSGA Qualified Funds PLC.	60	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).
William L. Marshall c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1942	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1988	July 2016 to Present, Chief Executive Officer and Chief Compliance Officer, The Marshall Financial Group, Inc.; 2015 to present, Board member, The Doylestown Health Foundation Board; April 2011 to June 2016, Chairman (until April 2011, Chief Executive Officer and President), Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment adviser and provider of financial and related consulting services); Certified Financial Planner; Member, Financial Planners Association.	60	None.
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Trustee and Co-Chairman of the Qualified Legal and Compliance Committee	Term: Indefinite Elected: 1988	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	60	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.
Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Trustee and Co-Chair of the Qualified Legal and Compliance Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1/14	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	60	Trustee, Eastern Enterprise (utilities) (1988 – 2000); Director, Berkshire Life Insurance Company of America (1993 – 2009).
64

SSGA FUNDS
Other Information - August 31, 2018 (Unaudited)  (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During the Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Trustee†	Other Directorships Held by Trustee During the Past Five Years
Bruce D. Taber c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1943	Trustee and Co-Chairman of the Valuation Committee and Co-Chair of the Governance Committee	Term: Indefinite Elected: 1991	Retired; 1999 to 2016, Partner, Zenergy LLC (a technology company providing Computer Modeling and System Analysis to the General Electric Power Generation Division); Until December 2008, Independent Director, SSGA Cash Management Fund plc; Until December 2008, Independent Director, State Street Global Advisers Ireland, Ltd. (investment companies); and Until August 1994, President, Alonzo B. Reed, Inc., (a Boston architect-engineering firm).	54	None.
Douglas T. Williams c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1940	Trustee and Co-Chairman of the Audit Committee	Term: Indefinite Elected: 1/14	Retired Executive Vice President and member of Executive Committee, Chase Manhattan Bank (1987 -1999); President, Boston Stock Exchange Depository Trust Company, 1981-1982; Treasurer, Nantucket Educational Trust, (2002-2007); Executive Vice President and Global Head of Technology and Operations, JP Morgan Chase (1994 to1998).	60	None.
Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Trustee and Co-Chairman of the Valuation Committee	Term: Indefinite Appointed: 7/16	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004-2016).	60	None.
Interested Trustees(1)
James E. Ross SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1965	Trustee	Term: Indefinite Elected: 1/14	Chairman and Director, SSGA Funds Management, Inc. (2005-present); Executive Vice President, State Street Global Advisors (2012-present); Chief Executive Officer and Director, State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director, State Street Global Markets, LLC (2013 - April 2017); President, SSGA Funds Management, Inc. (2005 – 2012), Principal, State Street Global Advisors (2000-2005).	196	SSGA SPDR ETFs Europe I plc (Director) (November 2016 – present); SSGA SPDR ETFs Europe II plc (Director) (November 2016 – present).
† For the purpose of determining the number of portfolios overseen by the Trustees, “Fund Complex” comprises registered investment companies for which SSGA Funds Management, Inc. serves as investment adviser.
(1) Mr. Ross is an Interested Trustee because of his employment by SSGA FM, an affiliate of the Trust.
The following lists the principal officers for the Trust, as well as their mailing addresses and ages, positions with the Trust and length of time served, and present and principal occupations:

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
Officers
ELLEN M. NEEDHAM SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSGA Funds Management, Inc. (2001 - present)*; Senior Managing Director, State Street Global Advisors (1992 - present); Director, State Street Global Advisors Funds Distributors, LLC (May 2017 - present).*
BRUCE S. ROSENBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 2/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 - present); Director, Credit Suisse (April 2008 - July 2015).
65

SSGA FUNDS
Other Information - August 31, 2018 (Unaudited)  (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
ANN M. CARPENTER SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 10/12 Term: Indefinite Elected: 2/16	Chief Operating Officer, SSGA Funds Management, Inc. (2005 - Present)*; Managing Director, State Street Global Advisors (2005 - present).*
CHAD C. HALLETT SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*
DARLENE ANDERSON-VASQUEZ SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 11/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).
ARTHUR A. JENSEN SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 9/17	Vice President at State Street Global Advisors (July 2016 – present); Deputy Treasurer of Elfun Funds (July 2016 – present); Treasurer of State Street Institutional Funds, State Street Variable Insurance Series Funds, Inc. and GE Retirement Savings Plan Funds (June 2011 – present); Treasurer of Elfun Funds (June 2011– July 2016); Mutual Funds Controller of GE Asset Management Incorporated (April 2011 – July 2016); Senior Vice President at Citigroup (2008 - 2010); and Vice President at JPMorgan (2005 - 2008).
SUJATA UPRETI SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Assistant Director, Cambridge Associates, LLC (July 2014 – January 2015); Vice President, Bank of New York Mellon (July 2012 – August 2013); Manager, PricewaterhouseCoopers, LLP (September 2003 – July 2012).
DANIEL FOLEY SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1972	Assistant Treasurer	Term: Indefinite Elected: 2/16	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (April 2007 – present).*
DANIEL G. PLOURDE SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1980	Assistant Treasurer	Term: Indefinite Elected: 5/17	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present); Officer, State Street Bank and Trust Company (March 2009 – May 2015).
BRIAN HARRIS SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 11/13 Term: Indefinite Elected: 9/16	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (2013—Present); Senior Vice President and Global Head of Investment Compliance, BofA Global Capital Management (September 2010 – May 2013).
JOSHUA A. WEINBERG SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1978	Chief Legal Officer	Term: Indefinite Elected: 2/15	Managing Director and Managing Counsel, State Street Global Advisors (2011 – present)*; Clerk, SSGA Funds Management, Inc. (2013 – present); Associate, Financial Services Group, Dechert LLP (2005 – 2011).
JESSE D. HALLEE State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1976	Secretary	Term: Indefinite Elected: 9/16	Vice President and Managing Counsel, State Street Bank and Trust Company (2013 – present); Vice President and Counsel, Brown Brothers Harriman & Co. (2007-2013).
66

SSGA FUNDS
Other Information - August 31, 2018 (Unaudited)  (continued)

Name, Address and Year of Birth	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years
KHIMMARA GREER State Street Bank and Trust Company 100 Summer Street, 7th Floor Boston, MA 02111-2900 YOB: 1983	Assistant Secretary	Term: Indefinite Elected: 5/16	Vice President and Counsel, State Street Bank and Trust Company (2015- present); Regulatory Advisor, JPMorgan (2014 – 2015); Claims Case Manager, Liberty Mutual Insurance (2012 – 2014); Contract Attorney, Various Law Firms (2011 – 2012).
* Served in various capacities and/or with various affiliated entities during noted time period.
Statement of Additional Information (SAI) includes additional information about the Fund's directors and is available, without charge, upon request and by calling 1-800-997-7327.
67

SSGA Funds
One Iron Street
Boston, Massachusetts 02210
(800) 997-7327
Trustees
Michael F. Holland
Michael A. Jessee
William L. Marshall
Patrick J. Riley
James E. Ross
Richard D. Shirk
Rina K. Spence
Bruce D. Taber
Douglas T. Williams
Investment Adviser and Administrator
SSGA Funds Management, Inc.
One Iron Street
Boston, MA 02210
Custodian and Office of Shareholder Inquiries
State Street Bank and Trust Company
1776 Heritage Drive
North Quincy, Massachusetts 02171
Transfer and Dividend Paying Agent
DST Asset Manager Solutions Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169
Distributor
State Street Global Advisors Funds Distributors, LLC
One Iron Street
Boston, Massachusetts 02210
Sub-Administrator
State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, Massachusetts 02111
Legal Counsel
Ropes & Gray LLP
800 Boylston Street
Boston, MA 02199
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Distributor: State Street Global Advisors Funds Distributors, LLC, member FINRA, SIPC, an indirect wholly owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The SSGA Funds pay State Street Bank and Trust Company for its services as custodian and shareholder servicing agent and pay SSGA Funds Management, Inc. for investment advisory and administrator services.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssgafunds.com. Please read the prospectus carefully before you invest.
Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com.Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
SSGACOMBFDAR

Item 2. Code of Ethics.

As of the end of the period covered by this report, SSGA Funds (the “Trust” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Registrant’s Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Trust’s Board of Trustees (the “Board”) has determined that the Trust has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland and Richard D. Shirk. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended August 31, 2018 and August 31, 2017, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Trust’s principal accountant, for the audit of the Trust’s annual financial statements or services normally provided by E&Y in connection with the Trust’s statutory and regulatory filings and engagements were $104,020 and $171,120, respectively.

(b)	Audit-Related Fees

For the fiscal years ended August 31, 2018 and August 31, 2017, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Trust’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended August 31, 2018 and August 31, 2017, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $50,058 and $54,075, respectively.

(d)	All Other Fees

For the fiscal years ended August 31, 2018 and August 31, 2017, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Trust, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended August 31, 2018 and August 31, 2017, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Trust that (i) relate directly to the operations and financial reporting of the Trust and (ii) were pre-approved by the Audit Committee were approximately $6,581,832 and $7,777,372, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Trust’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate	Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Trust’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended August 31, 2018 and August 31, 2017, the aggregate non-audit fees billed by E&Y for services rendered to the Trust and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Trust were approximately $39,413,418 and $47,297,371, respectively. The figure for the fiscal year ended August 31, 2017 was previously reported as $28,718,894 and has been restated to include certain other audit fees totaling $18,578,477, in the aggregate, primarily relating to statutory and financial statement audits, the requirement to opine on the design and operating effectiveness of internal control over financial reporting and accounting consultations.

(h)

E&Y notified the Trust’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Trust, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Trust’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)	Schedules of Investments are included as part of the reports to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Trust’s last fiscal quarter of the period covered by this Form N-CSR filing that have materially affected, or are reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)  Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)

Certifications of principal executive officer and principal financial and accounting officer of the Trust as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: SSGA FUNDS

By: /s/ Ellen M. Needham
Ellen M. Needham
President

Date: November 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date: November 1, 2018

By: /s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial and Accounting Officer)

Date: November 1, 2018